Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Eagle Funds
Entity Central Index Key	0000906352
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000030894
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class A
Trading Symbol	SGENX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Fund (Class A) | $19,410	MSCI World Index | $25,431
Oct-2014	10,000	10,000
Nov-2014	9,662.450000	10,200.410000
Dec-2014	9,548.430000	10,035.930000
Jan-2015	9,570.390000	9,854.080000
Feb-2015	9,896.750000	10,431.420000
Mar-2015	9,764.130000	10,268.130000
Apr-2015	9,949.650000	10,508.940000
May-2015	9,936.710000	10,545.140000
Jun-2015	9,718.110000	10,299.940000
Jul-2015	9,612.180000	10,484.830000
Aug-2015	9,327.660000	9,791
Sep-2015	9,050.630000	9,429.860000
Oct-2015	9,667.880000	10,177.120000
Nov-2015	9,631.140000	10,126.490000
Dec-2015	9,458.740000	9,948.490000
Jan-2016	9,136.200000	9,353.330000
Feb-2016	9,313.440000	9,283.720000
Mar-2016	9,788.430000	9,913.700000
Apr-2016	10,122.210000	10,070.570000
May-2016	10,026.050000	10,127.130000
Jun-2016	10,101.250000	10,013.650000
Jul-2016	10,460.850000	10,436.720000
Aug-2016	10,455.620000	10,445.390000
Sep-2016	10,497.440000	10,500.870000
Oct-2016	10,380.920000	10,297.650000
Nov-2016	10,393.380000	10,445.720000
Dec-2016	10,465.090000	10,695.670000
Jan-2017	10,748.700000	10,953.810000
Feb-2017	11,032.120000	11,377.630000
Mar-2017	11,053.080000	11,546.090000
Apr-2017	11,197.870000	11,790.340000
May-2017	11,201.230000	11,835.710000
Jun-2017	11,336.770000	12,118.960000
Jul-2017	11,353.770000	12,136.030000
Aug-2017	11,505.910000	12,408.410000
Oct-2017	11,662.390000	12,642.910000
Nov-2017	11,798.840000	12,916.860000
Dec-2017	11,875.530000	13,091.540000
Jan-2018	12,319.680000	13,782.770000
Feb-2018	11,808.410000	13,211.790000
Mar-2018	11,737.560000	12,923.820000
Apr-2018	11,796.250000	13,072.330000
May-2018	11,836.360000	13,154.240000
Jun-2018	11,719.180000	13,147.970000
Jul-2018	11,907.860000	13,558.630000
Aug-2018	11,829.260000	13,726.380000
Sep-2018	11,871.850000	13,802.820000
Oct-2018	11,330.490000	12,789.300000
Nov-2018	11,408.670000	12,934.590000
Dec-2018	10,863.340000	11,951.070000
Jan-2019	11,644.410000	12,880.930000
Feb-2019	11,885.450000	13,268.260000
Mar-2019	11,936.560000	13,442.530000
Apr-2019	12,180.070000	13,919.190000
May-2019	11,633.180000	13,116.040000
Jun-2019	12,369.560000	13,980.320000
Jul-2019	12,354.720000	14,049.570000
Aug-2019	12,248.470000	13,762.200000
Sep-2019	12,481.190000	14,055.070000
Oct-2019	12,625.970000	14,412.730000
Nov-2019	12,694.150000	14,814.130000
Dec-2019	13,053.390000	15,257.940000
Jan-2020	12,693.120000	15,165.070000
Feb-2020	11,895.990000	13,883.240000
Mar-2020	10,508.920000	12,045.890000
Apr-2020	11,543	13,361.830000
May-2020	11,874.280000	14,007.320000
Jun-2020	12,057.150000	14,377.830000
Jul-2020	12,620.210000	15,065.680000
Aug-2020	13,053.090000	16,072.290000
Sep-2020	12,737.200000	15,517.810000
Oct-2020	12,485.010000	15,041.800000
Nov-2020	13,591.180000	16,965.070000
Dec-2020	14,137.540000	17,684.330000
Jan-2021	13,897.200000	17,508.570000
Feb-2021	14,183.490000	17,957.220000
Mar-2021	14,709.690000	18,554.690000
Apr-2021	15,264.250000	19,418.230000
May-2021	15,876.350000	19,697.960000
Jun-2021	15,585.810000	19,991.550000
Jul-2021	15,685.560000	20,349.660000
Aug-2021	15,759.280000	20,856.130000
Sep-2021	15,286.500000	19,990.170000
Oct-2021	15,794.010000	21,122.420000
Nov-2021	15,228.590000	20,659.570000
Dec-2021	15,869.710000	21,542.560000
Jan-2022	15,803.060000	20,402.720000
Feb-2022	15,684.540000	19,886.710000
Mar-2022	15,913.530000	20,432.470000
Apr-2022	15,066.930000	18,735.080000
May-2022	15,285.400000	18,749.270000
Jun-2022	14,242.940000	17,125.170000
Jul-2022	14,749.990000	18,484.840000
Aug-2022	14,179.160000	17,712.030000
Sep-2022	13,097.290000	16,065.520000
Oct-2022	13,913.250000	17,219.240000
Nov-2022	15,047.180000	18,416.500000
Dec-2022	14,841.040000	17,634.400000
Jan-2023	15,875.460000	18,882.140000
Feb-2023	15,303.940000	18,428.240000
Mar-2023	15,723.270000	18,997.670000
Apr-2023	16,017.290000	19,330.690000
May-2023	15,495.130000	19,137.700000
Jun-2023	16,206.360000	20,295.110000
Jul-2023	16,585.580000	20,976.880000
Aug-2023	16,185.870000	20,475.830000
Sep-2023	15,590.230000	19,592.540000
Oct-2023	15,354.820000	19,024.040000
Nov-2023	16,205.480000	20,807.590000
Dec-2023	16,740.260000	21,829.120000
Jan-2024	16,782.110000	22,091.080000
Feb-2024	17,055.660000	23,027.690000
Mar-2024	17,824.870000	23,767.680000
Apr-2024	17,482.630000	22,884.840000
May-2024	18,071.790000	23,906.690000
Jun-2024	18,019.380000	24,393.140000
Jul-2024	18,756.380000	24,823.010000
Aug-2024	19,324.700000	25,479.090000
Sep-2024	19,800.080000	25,945.710000
Oct-2024	19,410	25,431

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	26.43%	8.98%	7.41%
Class A - with sales charge	20.08%	7.87%	6.86%
MSCI World Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 56,336,120,291
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 393,022,590
InvestmentCompanyPortfolioTurnover	9.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,336,120,291 Number of Portfolio Holdings197 Portfolio Turnover Rate9.51% Net Investment Advisory Fees (net of waivers and reimbursements)$393,022,590
Holdings [Text Block]
Value	Value
Common Stocks	81.8%
Commodities	11.8%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	6.4%Footnote Reference2
Value	Value
Short-Term Investments	6.4%
OthersFootnote Reference5	3.2%
Materials	4.9%
Consumer Discretionary	6.1%
Energy	6.5%
Communication Services	7.4%
Health Care	8.6%
Information Technology	9.1%
Industrials	10.3%
Commodities	11.8%
Financials	11.9%
Consumer Staples	13.8%
United States	55.9%
United Kingdom	7.2%
Japan	6.3%
Canada	5.0%
France	3.2%
Switzerland	2.9%
South Korea	2.5%
China	2.2%
Mexico	1.4%
Hong Kong	1.2%
OthersFootnote Reference7	5.8%
Short-Term Investments	6.4%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference4	11.8%
Oracle Corp. (Software, United States)	2.9%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.0%
Philip Morris International, Inc. (Tobacco, United States)	1.9%
Comcast Corp., Class A (Media, United States)	1.7%
Willis Towers Watson plc (Insurance, United States)	1.5%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	1.5%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.5%
Total	29.4%

Material Fund Change [Text Block]
C000030896
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class C
Trading Symbol	FESGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$209	1.86%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Fund (Class C) | $18,962	MSCI World Index | $25,431
Oct-2014	10,000	10,000
Nov-2014	10,164	10,200.410000
Dec-2014	10,038.980000	10,035.930000
Jan-2015	10,057.050000	9,854.080000
Feb-2015	10,391.950000	10,431.420000
Mar-2015	10,247.500000	10,268.130000
Apr-2015	10,435.030000	10,508.940000
May-2015	10,415.210000	10,545.140000
Jun-2015	10,180.870000	10,299.940000
Jul-2015	10,063.790000	10,484.830000
Aug-2015	9,758.850000	9,791
Sep-2015	9,465.110000	9,429.860000
Oct-2015	10,102.110000	10,177.120000
Nov-2015	10,056.650000	10,126.490000
Dec-2015	9,869.600000	9,948.490000
Jan-2016	9,528.110000	9,353.330000
Feb-2016	9,706.290000	9,283.720000
Mar-2016	10,196.450000	9,913.700000
Apr-2016	10,537.020000	10,070.570000
May-2016	10,431.650000	10,127.130000
Jun-2016	10,502.580000	10,013.650000
Jul-2016	10,870.170000	10,436.720000
Aug-2016	10,856.040000	10,445.390000
Sep-2016	10,894.040000	10,500.870000
Oct-2016	10,765.490000	10,297.650000
Nov-2016	10,771.950000	10,445.720000
Dec-2016	10,841.960000	10,695.670000
Jan-2017	11,127.110000	10,953.810000
Feb-2017	11,408.110000	11,377.630000
Mar-2017	11,422.940000	11,546.090000
Apr-2017	11,563.440000	11,790.340000
May-2017	11,561.130000	11,835.710000
Jun-2017	11,694.080000	12,118.960000
Jul-2017	11,704.610000	12,136.030000
Aug-2017	11,853.250000	12,408.410000
Oct-2017	12,008.530000	12,642.910000
Nov-2017	12,140.630000	12,916.860000
Dec-2017	12,213.470000	13,091.540000
Jan-2018	12,662.930000	13,782.770000
Feb-2018	12,132.350000	13,211.790000
Mar-2018	12,051.060000	12,923.820000
Apr-2018	12,104.090000	13,072.330000
May-2018	12,136.770000	13,154.240000
Jun-2018	12,010.550000	13,147.970000
Jul-2018	12,196.710000	13,558.630000
Aug-2018	12,108.890000	13,726.380000
Sep-2018	12,145.220000	13,802.820000
Oct-2018	11,584.110000	12,789.300000
Nov-2018	11,657.090000	12,934.590000
Dec-2018	11,092.890000	11,951.070000
Jan-2019	11,883.810000	12,880.930000
Feb-2019	12,121.490000	13,268.260000
Mar-2019	12,165.120000	13,442.530000
Apr-2019	12,407.210000	13,919.190000
May-2019	11,842.680000	13,116.040000
Jun-2019	12,584.030000	13,980.320000
Jul-2019	12,561.380000	14,049.570000
Aug-2019	12,443.300000	13,762.200000
Sep-2019	12,673.510000	14,055.070000
Oct-2019	12,811.650000	14,412.730000
Nov-2019	12,874.420000	14,814.130000
Dec-2019	13,231.050000	15,257.940000
Jan-2020	12,856.610000	15,165.070000
Feb-2020	12,042.780000	13,883.240000
Mar-2020	10,632.570000	12,045.890000
Apr-2020	11,669.250000	13,361.830000
May-2020	11,995.990000	14,007.320000
Jun-2020	12,173.530000	14,377.830000
Jul-2020	12,734.730000	15,065.680000
Aug-2020	13,162.620000	16,072.290000
Sep-2020	12,836.180000	15,517.810000
Oct-2020	12,573.040000	15,041.800000
Nov-2020	13,678.210000	16,965.070000
Dec-2020	14,218.500000	17,684.330000
Jan-2021	13,968.260000	17,508.570000
Feb-2021	14,247.620000	17,957.220000
Mar-2021	14,767.660000	18,554.690000
Apr-2021	15,314.060000	19,418.230000
May-2021	15,917.440000	19,697.960000
Jun-2021	15,616.600000	19,991.550000
Jul-2021	15,705.610000	20,349.660000
Aug-2021	15,768.430000	20,856.130000
Sep-2021	15,287.500000	19,990.170000
Oct-2021	15,782.810000	21,122.420000
Nov-2021	15,209.900000	20,659.570000
Dec-2021	15,838.060000	21,542.560000
Jan-2022	15,762.040000	20,402.720000
Feb-2022	15,634.370000	19,886.710000
Mar-2022	15,853.250000	20,432.470000
Apr-2022	15,001.930000	18,735.080000
May-2022	15,210.460000	18,749.270000
Jun-2022	14,162.460000	17,125.170000
Jul-2022	14,655.310000	18,484.840000
Aug-2022	14,080.820000	17,712.030000
Sep-2022	12,998.010000	16,065.520000
Oct-2022	13,798.680000	17,219.240000
Nov-2022	14,915	18,416.500000
Dec-2022	14,700.220000	17,634.400000
Jan-2023	15,714.540000	18,882.140000
Feb-2023	15,142.530000	18,428.240000
Mar-2023	15,545.320000	18,997.670000
Apr-2023	15,828.240000	19,330.690000
May-2023	15,301.160000	19,137.700000
Jun-2023	15,992.780000	20,295.110000
Jul-2023	16,359.010000	20,976.880000
Aug-2023	15,953.310000	20,475.830000
Sep-2023	15,356.650000	19,592.540000
Oct-2023	15,112.480000	19,024.040000
Nov-2023	15,942.160000	20,807.590000
Dec-2023	16,455.500000	21,829.120000
Jan-2024	16,488.410000	22,091.080000
Feb-2024	16,747.270000	23,027.690000
Mar-2024	17,489.180000	23,767.680000
Apr-2024	17,142.890000	22,884.840000
May-2024	17,710.320000	23,906.690000
Jun-2024	17,644.790000	24,393.140000
Jul-2024	18,359.410000	24,823.010000
Aug-2024	18,899.180000	25,479.090000
Sep-2024	19,354.650000	25,945.710000
Oct-2024	18,962	25,431

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	25.47%	8.16%	6.60%
Class C - with sales charge	24.47%	8.16%	6.60%
MSCI World Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 56,336,120,291
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 393,022,590
InvestmentCompanyPortfolioTurnover	9.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,336,120,291 Number of Portfolio Holdings197 Portfolio Turnover Rate9.51% Net Investment Advisory Fees (net of waivers and reimbursements)$393,022,590
Holdings [Text Block]
Value	Value
Common Stocks	81.8%
Commodities	11.8%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	6.4%Footnote Reference2
Value	Value
Short-Term Investments	6.4%
OthersFootnote Reference5	3.2%
Materials	4.9%
Consumer Discretionary	6.1%
Energy	6.5%
Communication Services	7.4%
Health Care	8.6%
Information Technology	9.1%
Industrials	10.3%
Commodities	11.8%
Financials	11.9%
Consumer Staples	13.8%
United States	55.9%
United Kingdom	7.2%
Japan	6.3%
Canada	5.0%
France	3.2%
Switzerland	2.9%
South Korea	2.5%
China	2.2%
Mexico	1.4%
Hong Kong	1.2%
OthersFootnote Reference7	5.8%
Short-Term Investments	6.4%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference4	11.8%
Oracle Corp. (Software, United States)	2.9%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.0%
Philip Morris International, Inc. (Tobacco, United States)	1.9%
Comcast Corp., Class A (Media, United States)	1.7%
Willis Towers Watson plc (Insurance, United States)	1.5%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	1.5%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.5%
Total	29.4%

Material Fund Change [Text Block]
C000030895
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class I
Trading Symbol	SGIIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Fund (Class I) | $2,096,145	MSCI World Index | $2,543,103
Oct-2014	1,000,000	1,000,000
Nov-2014	1,017,200	1,020,040.930000
Dec-2014	1,005,502.200000	1,003,592.650000
Jan-2015	1,008,217.060000	985,407.900000
Feb-2015	1,042,597.260000	1,043,141.600000
Mar-2015	1,029,043.490000	1,026,812.730000
Apr-2015	1,048,698.220000	1,050,894.140000
May-2015	1,047,544.660000	1,054,514.170000
Jun-2015	1,025,022.450000	1,029,994.290000
Jul-2015	1,014,157.210000	1,048,482.690000
Aug-2015	984,340.990000	979,099.770000
Sep-2015	955,499.800000	942,986.340000
Oct-2015	1,020,664.880000	1,017,712.460000
Nov-2015	1,016,888.420000	1,012,648.690000
Dec-2015	998,889.500000	994,848.970000
Jan-2016	965,027.140000	935,332.940000
Feb-2016	984,038.180000	928,371.650000
Mar-2016	1,034,420.930000	991,370.080000
Apr-2016	1,069,901.570000	1,007,056.990000
May-2016	1,060,272.460000	1,012,713.250000
Jun-2016	1,068,436.550000	1,001,365.380000
Jul-2016	1,106,793.430000	1,043,671.510000
Aug-2016	1,106,350.710000	1,044,538.900000
Sep-2016	1,110,997.380000	1,050,087.410000
Oct-2016	1,098,776.410000	1,029,765.180000
Nov-2016	1,100,314.700000	1,044,572.200000
Dec-2016	1,108,236.960000	1,069,567.120000
Jan-2017	1,138,491.830000	1,095,381.290000
Feb-2017	1,168,972.990000	1,137,762.520000
Mar-2017	1,171,544.730000	1,154,609.230000
Apr-2017	1,187,009.120000	1,179,034.400000
May-2017	1,187,602.630000	1,183,570.740000
Jun-2017	1,202,210.140000	1,211,896.470000
Jul-2017	1,204,253.900000	1,213,603.030000
Aug-2017	1,220,752.180000	1,240,841.420000
Oct-2017	1,237,354.410000	1,264,291.420000
Nov-2017	1,252,202.660000	1,291,685.500000
Dec-2017	1,260,717.640000	1,309,153.590000
Jan-2018	1,308,372.760000	1,378,277.170000
Feb-2018	1,254,206.130000	1,321,178.620000
Mar-2018	1,247,182.580000	1,292,381.630000
Apr-2018	1,253,543.210000	1,307,232.610000
May-2018	1,258,055.960000	1,315,424.290000
Jun-2018	1,246,230.240000	1,314,796.820000
Jul-2018	1,266,419.170000	1,355,862.580000
Aug-2018	1,258,314.080000	1,372,638.460000
Sep-2018	1,263,221.510000	1,380,281.500000
Oct-2018	1,205,997.570000	1,278,930.350000
Nov-2018	1,214,439.560000	1,293,458.880000
Dec-2018	1,156,632.230000	1,195,106.870000
Jan-2019	1,240,141.080000	1,288,093.100000
Feb-2019	1,265,936.020000	1,326,825.840000
Mar-2019	1,271,506.140000	1,344,252.990000
Apr-2019	1,297,826.310000	1,391,919.280000
May-2019	1,240,073.040000	1,311,604.340000
Jun-2019	1,318,693.670000	1,398,032.370000
Jul-2019	1,317,243.110000	1,404,957.310000
Aug-2019	1,306,178.270000	1,376,219.560000
Sep-2019	1,331,256.890000	1,405,506.850000
Oct-2019	1,347,098.850000	1,441,273.460000
Nov-2019	1,354,777.310000	1,481,413.160000
Dec-2019	1,393,388.460000	1,525,793.690000
Jan-2020	1,355,348.960000	1,516,506.700000
Feb-2020	1,270,368.580000	1,388,323.600000
Mar-2020	1,122,624.710000	1,204,589.060000
Apr-2020	1,233,203.250000	1,336,183.490000
May-2020	1,268,596.180000	1,400,732.060000
Jun-2020	1,288,513.140000	1,437,782.890000
Jul-2020	1,349,073.260000	1,506,568.380000
Aug-2020	1,395,751.190000	1,607,228.790000
Sep-2020	1,361,974.010000	1,551,780.800000
Oct-2020	1,335,415.520000	1,504,179.890000
Nov-2020	1,454,133.960000	1,696,506.620000
Dec-2020	1,513,026.390000	1,768,432.920000
Jan-2021	1,487,456.240000	1,750,857.040000
Feb-2021	1,518,692.820000	1,795,721.650000
Mar-2021	1,575,188.190000	1,855,469.100000
Apr-2021	1,634,887.830000	1,941,822.840000
May-2021	1,700,773.810000	1,969,795.650000
Jun-2021	1,669,989.800000	1,999,155.130000
Jul-2021	1,680,844.730000	2,034,965.660000
Aug-2021	1,689,248.960000	2,085,612.620000
Sep-2021	1,638,909.340000	1,999,016.870000
Oct-2021	1,693,648.910000	2,112,242.200000
Nov-2021	1,633,355.010000	2,065,956.720000
Dec-2021	1,702,445.930000	2,154,256.090000
Jan-2022	1,695,636.140000	2,040,272.450000
Feb-2022	1,683,258	1,988,671.480000
Mar-2022	1,708,170.220000	2,043,247.310000
Apr-2022	1,617,637.200000	1,873,507.930000
May-2022	1,641,578.230000	1,874,926.840000
Jun-2022	1,529,950.910000	1,712,516.930000
Jul-2022	1,584,570.150000	1,848,484.450000
Aug-2022	1,523,405.750000	1,771,203.380000
Sep-2022	1,407,626.910000	1,606,552.490000
Oct-2022	1,495,603.590000	1,721,923.720000
Nov-2022	1,617,943.960000	1,841,649.810000
Dec-2022	1,595,939.930000	1,763,439.920000
Jan-2023	1,707,655.720000	1,888,213.980000
Feb-2023	1,646,521.650000	1,842,824.130000
Mar-2023	1,691,636.340000	1,899,766.830000
Apr-2023	1,723,946.590000	1,933,068.960000
May-2023	1,668,090.720000	1,913,770.320000
Jun-2023	1,744,822.900000	2,029,510.920000
Jul-2023	1,786,175.200000	2,097,687.790000
Aug-2023	1,743,485.610000	2,047,583
Sep-2023	1,679,674.040000	1,959,253.580000
Oct-2023	1,654,478.930000	1,902,404.200000
Nov-2023	1,746,467.960000	2,080,758.540000
Dec-2023	1,804,450.690000	2,182,911.810000
Jan-2024	1,809,503.160000	2,209,107.800000
Feb-2024	1,839,359.960000	2,302,768.820000
Mar-2024	1,922,499.030000	2,376,767.870000
Apr-2024	1,886,163.800000	2,288,483.530000
May-2024	1,950,104.750000	2,390,668.870000
Jun-2024	1,944,449.440000	2,439,313.960000
Jul-2024	2,024,560.760000	2,482,300.590000
Aug-2024	2,086,309.870000	2,547,909.010000
Sep-2024	2,138,050.350000	2,594,571.250000
Oct-2024	2,096,145	2,543,103

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class I	26.70%	9.25%	7.69%
MSCI World Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 56,336,120,291
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 393,022,590
InvestmentCompanyPortfolioTurnover	9.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,336,120,291 Number of Portfolio Holdings197 Portfolio Turnover Rate9.51% Net Investment Advisory Fees (net of waivers and reimbursements)$393,022,590
Holdings [Text Block]
Value	Value
Common Stocks	81.8%
Commodities	11.8%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	6.4%Footnote Reference2
Value	Value
Short-Term Investments	6.4%
OthersFootnote Reference5	3.2%
Materials	4.9%
Consumer Discretionary	6.1%
Energy	6.5%
Communication Services	7.4%
Health Care	8.6%
Information Technology	9.1%
Industrials	10.3%
Commodities	11.8%
Financials	11.9%
Consumer Staples	13.8%
United States	55.9%
United Kingdom	7.2%
Japan	6.3%
Canada	5.0%
France	3.2%
Switzerland	2.9%
South Korea	2.5%
China	2.2%
Mexico	1.4%
Hong Kong	1.2%
OthersFootnote Reference7	5.8%
Short-Term Investments	6.4%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference4	11.8%
Oracle Corp. (Software, United States)	2.9%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.0%
Philip Morris International, Inc. (Tobacco, United States)	1.9%
Comcast Corp., Class A (Media, United States)	1.7%
Willis Towers Watson plc (Insurance, United States)	1.5%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	1.5%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.5%
Total	29.4%

Material Fund Change [Text Block]
C000179766
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class R6
Trading Symbol	FEGRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$89	0.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Fund (Class R6) | $18,088	MSCI World Index | $22,590
Mar-2017	10,027.910000	10,106.520000
Apr-2017	10,048.840000	10,256.170000
May-2017	10,183.490000	10,473.130000
Jun-2017	10,190.620000	10,513.420000
Jul-2017	10,313.930000	10,765.040000
Aug-2017	10,333.530000	10,780.200000
Sep-2017	10,474.060000	11,022.150000
Oct-2017	10,618.600000	11,230.450000
Nov-2017	10,748.150000	11,473.790000
Dec-2017	10,820.160000	11,628.950000
Jan-2018	11,229.170000	12,242.960000
Feb-2018	10,765.400000	11,735.770000
Mar-2018	10,705.120000	11,479.970000
Apr-2018	10,759.710000	11,611.890000
May-2018	10,799.520000	11,684.650000
Jun-2018	10,695.850000	11,679.080000
Jul-2018	10,871.260000	12,043.860000
Aug-2018	10,803.860000	12,192.880000
Sep-2018	10,845.990000	12,260.770000
Oct-2018	10,355.750000	11,360.480000
Nov-2018	10,430.310000	11,489.540000
Dec-2018	9,934.880000	10,615.900000
Jan-2019	10,652.170000	11,441.880000
Feb-2019	10,875.870000	11,785.930000
Mar-2019	10,924.810000	11,940.730000
Apr-2019	11,150.950000	12,364.140000
May-2019	10,654.740000	11,650.720000
Jun-2019	11,331.310000	12,418.440000
Jul-2019	11,322.250000	12,479.960000
Aug-2019	11,224.870000	12,224.690000
Sep-2019	11,442.640000	12,484.840000
Oct-2019	11,578.800000	12,802.550000
Nov-2019	11,647.120000	13,159.100000
Dec-2019	11,980.230000	13,553.320000
Jan-2020	11,653.170000	13,470.830000
Feb-2020	10,922.510000	12,332.200000
Mar-2020	9,653.320000	10,700.130000
Apr-2020	10,606.100000	11,869.050000
May-2020	10,910.500000	12,442.430000
Jun-2020	11,081.790000	12,771.540000
Jul-2020	11,604.850000	13,382.550000
Aug-2020	12,006.380000	14,276.690000
Sep-2020	11,718.230000	13,784.160000
Oct-2020	11,489.720000	13,361.330000
Nov-2020	12,510.010000	15,069.730000
Dec-2020	13,017.910000	15,708.640000
Jan-2021	12,797.910000	15,552.520000
Feb-2021	13,066.670000	15,951.040000
Mar-2021	13,555.360000	16,481.760000
Apr-2021	14,069.110000	17,248.830000
May-2021	14,636.090000	17,497.300000
Jun-2021	14,371.180000	17,758.100000
Jul-2021	14,468.900000	18,076.200000
Aug-2021	14,541.250000	18,526.080000
Sep-2021	14,107.920000	17,756.870000
Oct-2021	14,581.950000	18,762.630000
Nov-2021	14,064.290000	18,351.480000
Dec-2021	14,659.210000	19,135.830000
Jan-2022	14,602.030000	18,123.340000
Feb-2022	14,495.440000	17,664.970000
Mar-2022	14,712.870000	18,149.760000
Apr-2022	13,933.090000	16,642
May-2022	14,139.300000	16,654.600000
Jun-2022	13,179.240000	15,211.950000
Jul-2022	13,651.060000	16,419.720000
Aug-2022	13,124.130000	15,733.250000
Sep-2022	12,128.010000	14,270.690000
Oct-2022	12,887.220000	15,295.510000
Nov-2022	13,942.680000	16,359.010000
Dec-2022	13,751.670000	15,664.290000
Jan-2023	14,717.030000	16,772.630000
Feb-2023	14,190.160000	16,369.440000
Mar-2023	14,581.810000	16,875.250000
Apr-2023	14,860.330000	17,171.070000
May-2023	14,378.850000	16,999.640000
Jun-2023	15,041.720000	18,027.740000
Jul-2023	15,398.200000	18,633.340000
Aug-2023	15,031.730000	18,188.270000
Sep-2023	14,481.570000	17,403.660000
Oct-2023	14,264.340000	16,898.680000
Nov-2023	15,058.870000	18,482.970000
Dec-2023	15,560.330000	19,390.370000
Jan-2024	15,603.900000	19,623.070000
Feb-2024	15,861.360000	20,455.040000
Mar-2024	16,583.050000	21,112.360000
Apr-2024	16,266.320000	20,328.150000
May-2024	16,821	21,235.840000
Jun-2024	16,773.900000	21,667.940000
Jul-2024	17,464.980000	22,049.780000
Aug-2024	17,997.660000	22,632.570000
Sep-2024	18,445.810000	23,047.060000
Oct-2024	18,088	22,590

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	26.82%	9.33%	8.03%
MSCI World Index	33.68%	12.03%	11.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 56,336,120,291
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 393,022,590
InvestmentCompanyPortfolioTurnover	9.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,336,120,291 Number of Portfolio Holdings197 Portfolio Turnover Rate9.51% Net Investment Advisory Fees (net of waivers and reimbursements)$393,022,590
Holdings [Text Block]
Value	Value
Common Stocks	81.8%
Commodities	11.8%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	6.4%Footnote Reference2
Value	Value
Short-Term Investments	6.4%
OthersFootnote Reference5	3.2%
Materials	4.9%
Consumer Discretionary	6.1%
Energy	6.5%
Communication Services	7.4%
Health Care	8.6%
Information Technology	9.1%
Industrials	10.3%
Commodities	11.8%
Financials	11.9%
Consumer Staples	13.8%
United States	55.9%
United Kingdom	7.2%
Japan	6.3%
Canada	5.0%
France	3.2%
Switzerland	2.9%
South Korea	2.5%
China	2.2%
Mexico	1.4%
Hong Kong	1.2%
OthersFootnote Reference7	5.8%
Short-Term Investments	6.4%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference4	11.8%
Oracle Corp. (Software, United States)	2.9%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	2.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.0%
Philip Morris International, Inc. (Tobacco, United States)	1.9%
Comcast Corp., Class A (Media, United States)	1.7%
Willis Towers Watson plc (Insurance, United States)	1.5%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	1.5%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.5%
Total	29.4%

Material Fund Change [Text Block]
C000030897
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class A
Trading Symbol	SGOVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Overseas Fund (Class A) | $15,487	MSCI EAFE Index | $16,714
Oct-2014	10,000	10,000
Nov-2014	9,631.100000	10,136.020000
Dec-2014	9,379.730000	9,784.890000
Jan-2015	9,650.800000	9,832.730000
Feb-2015	9,965.420000	10,420.530000
Mar-2015	9,870.750000	10,262.230000
Apr-2015	10,172.790000	10,681.230000
May-2015	10,134.140000	10,626.560000
Jun-2015	9,952.730000	10,325.470000
Jul-2015	9,806.430000	10,539.860000
Aug-2015	9,561.270000	9,764.520000
Sep-2015	9,177.860000	9,268.720000
Oct-2015	9,746.890000	9,993.250000
Nov-2015	9,591.910000	9,837.780000
Dec-2015	9,593.830000	9,705.230000
Jan-2016	9,235.980000	9,003.410000
Feb-2016	9,388.380000	8,838.460000
Mar-2016	9,885.960000	9,413.550000
Apr-2016	10,248.770000	9,686.080000
May-2016	10,074.550000	9,598.090000
Jun-2016	10,140.030000	9,275.910000
Jul-2016	10,476.680000	9,746.020000
Aug-2016	10,420.100000	9,752.940000
Sep-2016	10,485.750000	9,872.750000
Oct-2016	10,419.690000	9,670.800000
Nov-2016	10,052.920000	9,478.200000
Dec-2016	10,130.330000	9,802.300000
Jan-2017	10,482.860000	10,086.640000
Feb-2017	10,776.140000	10,512.520000
Mar-2017	10,870.970000	10,780.010000
Apr-2017	11,115.570000	11,175.680000
May-2017	11,065.550000	11,155.910000
Jun-2017	11,219.360000	11,477.710000
Jul-2017	11,273.210000	11,473.390000
Aug-2017	11,331.830000	11,758.850000
Oct-2017	11,458.750000	11,937.410000
Nov-2017	11,504.580000	12,062.620000
Dec-2017	11,552.900000	12,256.240000
Jan-2018	11,908.730000	12,871.010000
Feb-2018	11,413.330000	12,290.060000
Mar-2018	11,436.160000	12,068.550000
Apr-2018	11,511.640000	12,344.110000
May-2018	11,375.800000	12,066.640000
Jun-2018	11,216.540000	11,919.210000
Jul-2018	11,352.260000	12,212.610000
Aug-2018	11,118.400000	11,976.750000
Sep-2018	11,211.800000	12,080.700000
Oct-2018	10,626.540000	11,119.170000
Nov-2018	10,616.980000	11,105.160000
Dec-2018	10,364.290000	10,566.070000
Jan-2019	10,923.960000	11,260.480000
Feb-2019	11,097.650000	11,547.520000
Mar-2019	11,179.780000	11,620.340000
Apr-2019	11,372.070000	11,947.050000
May-2019	11,044.550000	11,373.280000
Jun-2019	11,637.650000	12,048
Jul-2019	11,497.990000	11,895.030000
Aug-2019	11,546.290000	11,586.880000
Sep-2019	11,739.110000	11,918.910000
Oct-2019	11,883.500000	12,347.150000
Nov-2019	11,840.720000	12,486.340000
Dec-2019	12,190.020000	12,892.140000
Jan-2020	11,879.180000	12,622.850000
Feb-2020	11,197.310000	11,481.780000
Mar-2020	10,031.670000	9,949.320000
Apr-2020	10,831.190000	10,592.080000
May-2020	11,126.890000	11,053.310000
Jun-2020	11,336.070000	11,429.670000
Jul-2020	11,697.690000	11,696.080000
Aug-2020	11,983.120000	12,297.390000
Sep-2020	11,845.310000	11,977.860000
Oct-2020	11,606.030000	11,499.600000
Nov-2020	12,604.150000	13,282.190000
Dec-2020	13,039	13,899.760000
Jan-2021	12,921.650000	13,751.670000
Feb-2021	12,829.900000	14,060.110000
Mar-2021	13,181.440000	14,383.400000
Apr-2021	13,472.750000	14,816.190000
May-2021	14,013.010000	15,299.360000
Jun-2021	13,763.580000	15,127.180000
Jul-2021	13,758.070000	15,241.080000
Aug-2021	13,742.940000	15,509.920000
Sep-2021	13,360.880000	15,059.810000
Oct-2021	13,621.420000	15,430.210000
Nov-2021	13,182.810000	14,712.030000
Dec-2021	13,683.760000	15,465.340000
Jan-2022	13,526.400000	14,718
Feb-2022	13,515.570000	14,457.760000
Mar-2022	13,499.360000	14,550.690000
Apr-2022	12,904.030000	13,609.340000
May-2022	13,044.690000	13,711.360000
Jun-2022	12,277.660000	12,439.120000
Jul-2022	12,520.760000	13,058.960000
Aug-2022	12,001.150000	12,438.730000
Sep-2022	11,174.270000	11,275.120000
Oct-2022	11,492.730000	11,881.440000
Nov-2022	12,650.050000	13,219.710000
Dec-2022	12,574.150000	13,230.340000
Jan-2023	13,458.120000	14,301.690000
Feb-2023	12,954.780000	14,003.260000
Mar-2023	13,425.040000	14,350.320000
Apr-2023	13,637.160000	14,755.470000
May-2023	13,139.400000	14,131.050000
Jun-2023	13,513.870000	14,774.150000
Jul-2023	13,749.010000	15,252.190000
Aug-2023	13,384.670000	14,667.840000
Sep-2023	12,920.220000	14,166.820000
Oct-2023	12,769.050000	13,592.470000
Nov-2023	13,440.700000	14,854.090000
Dec-2023	13,882.900000	15,643.280000
Jan-2024	13,745.460000	15,733.300000
Feb-2024	13,906.280000	16,021.290000
Mar-2024	14,363.800000	16,548.230000
Apr-2024	14,260.380000	16,124.450000
May-2024	14,752.360000	16,749.030000
Jun-2024	14,460.270000	16,478.630000
Jul-2024	15,108.090000	16,962.060000
Aug-2024	15,612.700000	17,513.600000
Sep-2024	15,928.070000	17,675.330000
Oct-2024	15,487	16,714

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	21.29%	5.44%	5.01%
Class A - with sales charge	15.23%	4.36%	4.47%
MSCI EAFE Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 12,368,480,904
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 93,232,514
InvestmentCompanyPortfolioTurnover	6.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,368,480,904 Number of Portfolio Holdings133 Portfolio Turnover Rate6.73% Net Investment Advisory Fees (net of waivers and reimbursements)$93,232,514
Holdings [Text Block]
Value	Value
Common Stocks	87.8%
Commodities	10.4%
Short-Term Investments	1.8%Footnote Reference1
Value	Value
Short-Term Investments	1.8%
OthersFootnote Reference4	1.2%
Real Estate	2.6%
Health Care	4.1%
Information Technology	4.9%
Energy	6.1%
Materials	8.6%
Consumer Discretionary	9.5%
Commodities	10.4%
Industrials	14.5%
Financials	14.7%
Consumer Staples	21.6%
Japan	16.1%
United Kingdom	14.5%
United States	14.0%
Canada	9.2%
France	6.1%
South Korea	5.2%
Switzerland	4.9%
China	3.4%
Sweden	3.3%
Hong Kong	3.3%
OthersFootnote Reference6	18.2%
Short-Term Investments	1.8%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	10.3%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.9%
British American Tobacco plc (Tobacco, United Kingdom)	2.2%
Danone SA (Food Products, France)	2.2%
Willis Towers Watson plc (Insurance, United States)	2.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.2%
Unilever plc (Personal Care Products, United Kingdom)	2.2%
Prosus NV (Broadline Retail, China)	2.1%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Total	31.2%

Material Fund Change [Text Block]
C000030899
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class C
Trading Symbol	FESOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$207	1.88%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Overseas Fund (Class C) | $15,136	MSCI EAFE Index | $16,714
Oct-2014	10,000	10,000
Nov-2014	10,129	10,136.020000
Dec-2014	9,855.520000	9,784.890000
Jan-2015	10,140.340000	9,832.730000
Feb-2015	10,461.790000	10,420.530000
Mar-2015	10,359.260000	10,262.230000
Apr-2015	10,672.110000	10,681.230000
May-2015	10,620.890000	10,626.560000
Jun-2015	10,425.460000	10,325.470000
Jul-2015	10,267	10,539.860000
Aug-2015	10,006.220000	9,764.520000
Sep-2015	9,595.960000	9,268.720000
Oct-2015	10,183.230000	9,993.250000
Nov-2015	10,015.210000	9,837.780000
Dec-2015	10,010.200000	9,705.230000
Jan-2016	9,627.810000	9,003.410000
Feb-2016	9,783.780000	8,838.460000
Mar-2016	10,298.410000	9,413.550000
Apr-2016	10,671.210000	9,686.080000
May-2016	10,478.060000	9,598.090000
Jun-2016	10,544.080000	9,275.910000
Jul-2016	10,883.590000	9,746.020000
Aug-2016	10,817.200000	9,752.940000
Sep-2016	10,878.860000	9,872.750000
Oct-2016	10,808.150000	9,670.800000
Nov-2016	10,416.900000	9,478.200000
Dec-2016	10,489.810000	9,802.300000
Jan-2017	10,849.610000	10,086.640000
Feb-2017	11,141.100000	10,512.520000
Mar-2017	11,233.570000	10,780.010000
Apr-2017	11,481.840000	11,175.680000
May-2017	11,418.690000	11,155.910000
Jun-2017	11,573.980000	11,477.710000
Jul-2017	11,617.960000	11,473.390000
Aug-2017	11,676.050000	11,758.850000
Oct-2017	11,797.480000	11,937.410000
Nov-2017	11,841.130000	12,062.620000
Dec-2017	11,877.840000	12,256.240000
Jan-2018	12,237.740000	12,871.010000
Feb-2018	11,722.530000	12,290.060000
Mar-2018	11,737.770000	12,068.550000
Apr-2018	11,808.200000	12,344.110000
May-2018	11,662.960000	12,066.640000
Jun-2018	11,488.010000	11,919.210000
Jul-2018	11,622.420000	12,212.610000
Aug-2018	11,377.190000	11,976.750000
Sep-2018	11,462.520000	12,080.700000
Oct-2018	10,863.030000	11,119.170000
Nov-2018	10,843.470000	11,105.160000
Dec-2018	10,584.310000	10,566.070000
Jan-2019	11,142.110000	11,260.480000
Feb-2019	11,315.920000	11,547.520000
Mar-2019	11,392.870000	11,620.340000
Apr-2019	11,581.990000	11,947.050000
May-2019	11,239.170000	11,373.280000
Jun-2019	11,832.600000	12,048
Jul-2019	11,684.690000	11,895.030000
Aug-2019	11,730.260000	11,586.880000
Sep-2019	11,914.420000	11,918.910000
Oct-2019	12,057.400000	12,347.150000
Nov-2019	12,000.730000	12,486.340000
Dec-2019	12,349.950000	12,892.140000
Jan-2020	12,028.850000	12,622.850000
Feb-2020	11,327.570000	11,481.780000
Mar-2020	10,149.500000	9,949.320000
Apr-2020	10,947.250000	10,592.080000
May-2020	11,236.260000	11,053.310000
Jun-2020	11,439.630000	11,429.670000
Jul-2020	11,803.420000	11,696.080000
Aug-2020	12,076.070000	12,297.390000
Sep-2020	11,931.160000	11,977.860000
Oct-2020	11,685.380000	11,499.600000
Nov-2020	12,680.970000	13,282.190000
Dec-2020	13,109.590000	13,899.760000
Jan-2021	12,986.360000	13,751.670000
Feb-2021	12,885.070000	14,060.110000
Mar-2021	13,227.810000	14,383.400000
Apr-2021	13,517.500000	14,816.190000
May-2021	14,052.790000	15,299.360000
Jun-2021	13,790	15,127.180000
Jul-2021	13,773.460000	15,241.080000
Aug-2021	13,751.420000	15,509.920000
Sep-2021	13,360.880000	15,059.810000
Oct-2021	13,612.060000	15,430.210000
Nov-2021	13,162.860000	14,712.030000
Dec-2021	13,659.100000	15,465.340000
Jan-2022	13,496.560000	14,718
Feb-2022	13,473.620000	14,457.760000
Mar-2022	13,450.710000	14,550.690000
Apr-2022	12,848.120000	13,609.340000
May-2022	12,977.890000	13,711.360000
Jun-2022	12,207	12,439.120000
Jul-2022	12,443.820000	13,058.960000
Aug-2022	11,919.930000	12,438.730000
Sep-2022	11,086.730000	11,275.120000
Oct-2022	11,401.590000	11,881.440000
Nov-2022	12,538.330000	13,219.710000
Dec-2022	12,455.580000	13,230.340000
Jan-2023	13,324.980000	14,301.690000
Feb-2023	12,822.620000	14,003.260000
Mar-2023	13,277.830000	14,350.320000
Apr-2023	13,475.670000	14,755.470000
May-2023	12,974.370000	14,131.050000
Jun-2023	13,341.550000	14,774.150000
Jul-2023	13,563.020000	15,252.190000
Aug-2023	13,195.460000	14,667.840000
Sep-2023	12,728.340000	14,166.820000
Oct-2023	12,570.510000	13,592.470000
Nov-2023	13,229.200000	14,854.090000
Dec-2023	13,649.890000	15,643.280000
Jan-2024	13,507.930000	15,733.300000
Feb-2024	13,656.520000	16,021.290000
Mar-2024	14,100.360000	16,548.230000
Apr-2024	13,993.190000	16,124.450000
May-2024	14,460.570000	16,749.030000
Jun-2024	14,169.910000	16,478.630000
Jul-2024	14,797.640000	16,962.060000
Aug-2024	15,277.080000	17,513.600000
Sep-2024	15,573.460000	17,675.330000
Oct-2024	15,136	16,714

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	20.42%	4.66%	4.23%
Class C - with sales charge	19.42%	4.66%	4.23%
MSCI EAFE Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 12,368,480,904
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 93,232,514
InvestmentCompanyPortfolioTurnover	6.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,368,480,904 Number of Portfolio Holdings133 Portfolio Turnover Rate6.73% Net Investment Advisory Fees (net of waivers and reimbursements)$93,232,514
Holdings [Text Block]
Value	Value
Common Stocks	87.8%
Commodities	10.4%
Short-Term Investments	1.8%Footnote Reference1
Value	Value
Short-Term Investments	1.8%
OthersFootnote Reference4	1.2%
Real Estate	2.6%
Health Care	4.1%
Information Technology	4.9%
Energy	6.1%
Materials	8.6%
Consumer Discretionary	9.5%
Commodities	10.4%
Industrials	14.5%
Financials	14.7%
Consumer Staples	21.6%
Japan	16.1%
United Kingdom	14.5%
United States	14.0%
Canada	9.2%
France	6.1%
South Korea	5.2%
Switzerland	4.9%
China	3.4%
Sweden	3.3%
Hong Kong	3.3%
OthersFootnote Reference6	18.2%
Short-Term Investments	1.8%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	10.3%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.9%
British American Tobacco plc (Tobacco, United Kingdom)	2.2%
Danone SA (Food Products, France)	2.2%
Willis Towers Watson plc (Insurance, United States)	2.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.2%
Unilever plc (Personal Care Products, United Kingdom)	2.2%
Prosus NV (Broadline Retail, China)	2.1%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Total	31.2%

Material Fund Change [Text Block]
C000030898
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class I
Trading Symbol	SGOIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$98	0.88%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Overseas Fund (Class I) | $1,674,574	MSCI EAFE Index | $1,671,413
Oct-2014	1,000,000	1,000,000
Nov-2014	1,014,000	1,013,601.700000
Dec-2014	987,534.600000	978,489.220000
Jan-2015	1,016,864.380000	983,272.500000
Feb-2015	1,050,217.530000	1,042,053.480000
Mar-2015	1,040,450.510000	1,026,223.390000
Apr-2015	1,072,496.380000	1,068,123.160000
May-2015	1,068,957.140000	1,062,655.650000
Jun-2015	1,050,250.390000	1,032,546.910000
Jul-2015	1,034,706.690000	1,053,985.880000
Aug-2015	1,009,356.370000	976,451.650000
Sep-2015	969,284.930000	926,871.730000
Oct-2015	1,028,895.950000	999,324.680000
Nov-2015	1,012,845.170000	983,778.270000
Dec-2015	1,012,743.890000	970,522.860000
Jan-2016	975,171.090000	900,340.490000
Feb-2016	991,944.030000	883,845.640000
Mar-2016	1,044,814.650000	941,355.170000
Apr-2016	1,083,263.830000	968,608.410000
May-2016	1,065,173.320000	959,809.400000
Jun-2016	1,072,416.500000	927,590.950000
Jul-2016	1,108,127.970000	974,601.950000
Aug-2016	1,102,254.890000	975,293.900000
Sep-2016	1,109,529.770000	987,274.800000
Oct-2016	1,103,205.450000	967,080.240000
Nov-2016	1,064,372.620000	947,819.840000
Dec-2016	1,072,568.290000	980,229.950000
Jan-2017	1,110,108.180000	1,008,664.160000
Feb-2017	1,142,069.080000	1,051,251.800000
Mar-2017	1,152,461.910000	1,078,000.770000
Apr-2017	1,178,738.040000	1,117,567.790000
May-2017	1,173,551.600000	1,115,591.220000
Jun-2017	1,190,450.740000	1,147,771.310000
Jul-2017	1,196,045.860000	1,147,338.840000
Aug-2017	1,202,624.110000	1,175,885.230000
Oct-2017	1,216,213.760000	1,193,740.700000
Nov-2017	1,221,808.350000	1,206,262.160000
Dec-2017	1,226,573.400000	1,225,624
Jan-2018	1,264,965.150000	1,287,100.660000
Feb-2018	1,212,469.090000	1,229,006.140000
Mar-2018	1,215,379.020000	1,206,854.900000
Apr-2018	1,223,157.440000	1,234,410.590000
May-2018	1,209,580.400000	1,206,663.640000
Jun-2018	1,192,525.310000	1,191,921.490000
Jul-2018	1,207,074.120000	1,221,261.010000
Aug-2018	1,182,811.930000	1,197,675.480000
Sep-2018	1,192,984.120000	1,208,069.780000
Oct-2018	1,131,187.540000	1,111,917.040000
Nov-2018	1,130,169.470000	1,110,515.920000
Dec-2018	1,103,949.540000	1,056,607.140000
Jan-2019	1,163,231.630000	1,126,047.540000
Feb-2019	1,182,308.630000	1,154,752.020000
Mar-2019	1,191,412.400000	1,162,033.610000
Apr-2019	1,212,023.840000	1,194,704.560000
May-2019	1,177,844.770000	1,137,327.790000
Jun-2019	1,240,623.890000	1,204,800.230000
Jul-2019	1,225,984.530000	1,189,503.100000
Aug-2019	1,231,501.460000	1,158,687.920000
Sep-2019	1,252,560.130000	1,191,891.310000
Oct-2019	1,268,091.880000	1,234,714.900000
Nov-2019	1,263,526.750000	1,248,634.080000
Dec-2019	1,301,432.550000	1,289,214.310000
Jan-2020	1,268,506.310000	1,262,285.440000
Feb-2020	1,195,694.050000	1,148,177.700000
Mar-2020	1,071,939.710000	994,932.400000
Apr-2020	1,157,480.500000	1,059,207.660000
May-2020	1,189,311.220000	1,105,330.700000
Jun-2020	1,211,670.270000	1,142,966.740000
Jul-2020	1,250,928.380000	1,169,608.030000
Aug-2020	1,281,200.850000	1,229,738.620000
Sep-2020	1,267,363.880000	1,197,785.920000
Oct-2020	1,241,889.870000	1,149,959.700000
Nov-2020	1,348,692.400000	1,328,218.850000
Dec-2020	1,395,626.890000	1,389,975.690000
Jan-2021	1,383,903.620000	1,375,167.060000
Feb-2021	1,373,801.130000	1,406,011.110000
Mar-2021	1,411,718.040000	1,438,339.780000
Apr-2021	1,443,764.040000	1,481,618.720000
May-2021	1,501,947.730000	1,529,935.750000
Jun-2021	1,475,213.060000	1,512,718.110000
Jul-2021	1,475,213.060000	1,524,108.120000
Aug-2021	1,474,180.410000	1,550,992.310000
Sep-2021	1,433,640.450000	1,505,981.010000
Oct-2021	1,461,883.170000	1,543,021.200000
Nov-2021	1,414,371.960000	1,471,203.240000
Dec-2021	1,468,966.720000	1,546,534.430000
Jan-2022	1,452,514.290000	1,471,799.780000
Feb-2022	1,451,933.290000	1,445,776.180000
Mar-2022	1,450,190.970000	1,455,068.850000
Apr-2022	1,386,672.600000	1,360,933.590000
May-2022	1,401,926	1,371,136.220000
Jun-2022	1,319,212.370000	1,243,911.790000
Jul-2022	1,345,860.460000	1,305,895.810000
Aug-2022	1,290,411.010000	1,243,872.820000
Sep-2022	1,201,501.690000	1,127,512.240000
Oct-2022	1,236,585.540000	1,188,143.780000
Nov-2022	1,361,233.360000	1,321,971.370000
Dec-2022	1,352,929.840000	1,323,033.660000
Jan-2023	1,448,717.270000	1,430,169.100000
Feb-2023	1,395,259.600000	1,400,326.380000
Mar-2023	1,445,768	1,435,032.160000
Apr-2023	1,469,334.020000	1,475,547.220000
May-2023	1,415,850.260000	1,413,104.870000
Jun-2023	1,457,051.500000	1,477,414.650000
Jul-2023	1,482,258.490000	1,525,218.650000
Aug-2023	1,442,830.420000	1,466,783.840000
Sep-2023	1,393,485.620000	1,416,681.930000
Oct-2023	1,377,042.490000	1,359,247.050000
Nov-2023	1,450,438.850000	1,485,409.430000
Dec-2023	1,498,158.290000	1,564,327.760000
Jan-2024	1,483,626.150000	1,573,330.290000
Feb-2024	1,501,132.940000	1,602,129.190000
Mar-2024	1,551,120.670000	1,654,822.630000
Apr-2024	1,540,262.830000	1,612,444.620000
May-2024	1,593,863.970000	1,674,902.650000
Jun-2024	1,563,102.400000	1,647,863.300000
Jul-2024	1,632,973.070000	1,696,205.870000
Aug-2024	1,687,840.970000	1,751,360.040000
Sep-2024	1,722,104.140000	1,767,532.740000
Oct-2024	1,674,574	1,671,413

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class I	21.62%	5.72%	5.30%
MSCI EAFE Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 12,368,480,904
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 93,232,514
InvestmentCompanyPortfolioTurnover	6.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,368,480,904 Number of Portfolio Holdings133 Portfolio Turnover Rate6.73% Net Investment Advisory Fees (net of waivers and reimbursements)$93,232,514
Holdings [Text Block]
Value	Value
Common Stocks	87.8%
Commodities	10.4%
Short-Term Investments	1.8%Footnote Reference1
Value	Value
Short-Term Investments	1.8%
OthersFootnote Reference4	1.2%
Real Estate	2.6%
Health Care	4.1%
Information Technology	4.9%
Energy	6.1%
Materials	8.6%
Consumer Discretionary	9.5%
Commodities	10.4%
Industrials	14.5%
Financials	14.7%
Consumer Staples	21.6%
Japan	16.1%
United Kingdom	14.5%
United States	14.0%
Canada	9.2%
France	6.1%
South Korea	5.2%
Switzerland	4.9%
China	3.4%
Sweden	3.3%
Hong Kong	3.3%
OthersFootnote Reference6	18.2%
Short-Term Investments	1.8%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	10.3%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.9%
British American Tobacco plc (Tobacco, United Kingdom)	2.2%
Danone SA (Food Products, France)	2.2%
Willis Towers Watson plc (Insurance, United States)	2.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.2%
Unilever plc (Personal Care Products, United Kingdom)	2.2%
Prosus NV (Broadline Retail, China)	2.1%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Total	31.2%

Material Fund Change [Text Block]
C000179770
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class R6
Trading Symbol	FEORX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Overseas Fund (Class R6) | $14,964	MSCI EAFE Index | $16,337
Mar-2017	10,142	10,275.290000
Apr-2017	10,234.290000	10,536.740000
May-2017	10,467.630000	10,923.480000
Jun-2017	10,421.580000	10,904.160000
Jul-2017	10,571.650000	11,218.700000
Aug-2017	10,625.560000	11,214.470000
Sep-2017	10,684	11,493.500000
Oct-2017	10,804.730000	11,668.020000
Nov-2017	10,854.430000	11,790.410000
Dec-2017	10,898.940000	11,979.660000
Jan-2018	11,240.070000	12,580.550000
Feb-2018	10,773.610000	12,012.720000
Mar-2018	10,799.470000	11,796.200000
Apr-2018	10,872.900000	12,065.540000
May-2018	10,747.870000	11,794.330000
Jun-2018	10,600.620000	11,650.240000
Jul-2018	10,729.950000	11,937.010000
Aug-2018	10,514.280000	11,706.480000
Sep-2018	10,604.700000	11,808.080000
Oct-2018	10,056.440000	10,868.250000
Nov-2018	10,047.380000	10,854.550000
Dec-2018	9,818.300000	10,327.630000
Jan-2019	10,345.550000	11,006.370000
Feb-2019	10,515.210000	11,286.930000
Mar-2019	10,590.920000	11,358.110000
Apr-2019	10,778.380000	11,677.440000
May-2019	10,474.430000	11,116.620000
Jun-2019	11,037.960000	11,776.120000
Jul-2019	10,908.810000	11,626.600000
Aug-2019	10,957.900000	11,325.400000
Sep-2019	11,140.900000	11,649.940000
Oct-2019	11,283.500000	12,068.520000
Nov-2019	11,242.880000	12,204.570000
Dec-2019	11,577.920000	12,601.210000
Jan-2020	11,289.630000	12,338
Feb-2020	10,641.610000	11,222.670000
Mar-2020	9,540.200000	9,724.800000
Apr-2020	10,301.510000	10,353.050000
May-2020	10,584.800000	10,803.870000
Jun-2020	10,783.790000	11,171.740000
Jul-2020	11,138.580000	11,432.140000
Aug-2020	11,408.130000	12,019.880000
Sep-2020	11,284.930000	11,707.560000
Oct-2020	11,058.100000	11,240.090000
Nov-2020	12,007.990000	12,982.460000
Dec-2020	12,429.470000	13,586.090000
Jan-2021	12,325.060000	13,441.340000
Feb-2021	12,235.090000	13,742.820000
Mar-2021	12,572.780000	14,058.810000
Apr-2021	12,858.180000	14,481.840000
May-2021	13,381.510000	14,954.100000
Jun-2021	13,143.320000	14,785.810000
Jul-2021	13,143.320000	14,897.140000
Aug-2021	13,134.120000	15,159.920000
Sep-2021	12,772.930000	14,719.960000
Oct-2021	13,024.550000	15,082.010000
Nov-2021	12,606.470000	14,380.030000
Dec-2021	13,090.550000	15,116.340000
Jan-2022	12,949.180000	14,385.860000
Feb-2022	12,938.820000	14,131.500000
Mar-2022	12,928.470000	14,222.330000
Apr-2022	12,362.200000	13,302.220000
May-2022	12,498.180000	13,401.940000
Jun-2022	11,760.790000	12,158.410000
Jul-2022	12,003.060000	12,764.260000
Aug-2022	11,503.740000	12,158.030000
Sep-2022	10,715.730000	11,020.680000
Oct-2022	11,028.630000	11,613.310000
Nov-2022	12,139.210000	12,921.390000
Dec-2022	12,071.230000	12,931.770000
Jan-2023	12,925.880000	13,978.950000
Feb-2023	12,443.740000	13,687.260000
Mar-2023	12,900.430000	14,026.480000
Apr-2023	13,110.700000	14,422.490000
May-2023	12,633.470000	13,812.160000
Jun-2023	13,001.110000	14,440.750000
Jul-2023	13,226.030000	14,908
Aug-2023	12,879.500000	14,336.840000
Sep-2023	12,433.870000	13,847.120000
Oct-2023	12,292.130000	13,285.740000
Nov-2023	12,947.300000	14,518.890000
Dec-2023	13,373.260000	15,290.260000
Jan-2024	13,243.540000	15,378.260000
Feb-2024	13,405.110000	15,659.750000
Mar-2024	13,851.510000	16,174.790000
Apr-2024	13,754.540000	15,760.570000
May-2024	14,233.200000	16,371.060000
Jun-2024	13,958.500000	16,106.770000
Jul-2024	14,588.030000	16,579.280000
Aug-2024	15,078.190000	17,118.380000
Sep-2024	15,384.280000	17,276.460000
Oct-2024	14,964	16,337

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	21.72%	5.81%	5.40%
MSCI EAFE Index	22.97%	6.24%	6.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 12,368,480,904
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 93,232,514
InvestmentCompanyPortfolioTurnover	6.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,368,480,904 Number of Portfolio Holdings133 Portfolio Turnover Rate6.73% Net Investment Advisory Fees (net of waivers and reimbursements)$93,232,514
Holdings [Text Block]
Value	Value
Common Stocks	87.8%
Commodities	10.4%
Short-Term Investments	1.8%Footnote Reference1
Value	Value
Short-Term Investments	1.8%
OthersFootnote Reference4	1.2%
Real Estate	2.6%
Health Care	4.1%
Information Technology	4.9%
Energy	6.1%
Materials	8.6%
Consumer Discretionary	9.5%
Commodities	10.4%
Industrials	14.5%
Financials	14.7%
Consumer Staples	21.6%
Japan	16.1%
United Kingdom	14.5%
United States	14.0%
Canada	9.2%
France	6.1%
South Korea	5.2%
Switzerland	4.9%
China	3.4%
Sweden	3.3%
Hong Kong	3.3%
OthersFootnote Reference6	18.2%
Short-Term Investments	1.8%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	10.3%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.9%
British American Tobacco plc (Tobacco, United Kingdom)	2.2%
Danone SA (Food Products, France)	2.2%
Willis Towers Watson plc (Insurance, United States)	2.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.2%
Unilever plc (Personal Care Products, United Kingdom)	2.2%
Prosus NV (Broadline Retail, China)	2.1%
Fomento Economico Mexicano SAB de CV, ADR (Beverages, Mexico)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Total	31.2%

Material Fund Change [Text Block]
C000030900
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Value Fund
Class Name	Class A
Trading Symbol	FEVAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$129	1.12%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Value Fund (Class A) | $21,703	S&P 500 Index | $33,950
Oct-2014	10,000	10,000
Nov-2014	9,707.100000	10,269
Dec-2014	9,733.310000	10,243
Jan-2015	9,522.100000	9,936
Feb-2015	9,862.040000	10,507
Mar-2015	9,636.200000	10,340
Apr-2015	9,755.680000	10,440
May-2015	9,765.440000	10,574
Jun-2015	9,506.660000	10,369
Jul-2015	9,410.640000	10,586
Aug-2015	9,108.560000	9,948
Sep-2015	8,902.700000	9,702
Oct-2015	9,501.860000	10,520
Nov-2015	9,554.120000	10,551
Dec-2015	9,232.140000	10,385
Jan-2016	8,940.410000	9,870
Feb-2016	9,121	9,856
Mar-2016	9,633.600000	10,525
Apr-2016	9,894.670000	10,566
May-2016	9,889.730000	10,755
Jun-2016	9,909.510000	10,783
Jul-2016	10,220.660000	11,181
Aug-2016	10,260.520000	11,196
Sep-2016	10,270.780000	11,199
Oct-2016	10,090.020000	10,994
Nov-2016	10,511.780000	11,401
Dec-2016	10,593.770000	11,627
Jan-2017	10,763.270000	11,847
Feb-2017	11,014.800000	12,332
Mar-2017	10,981.760000	12,459
Apr-2017	11,025.690000	12,634
May-2017	11,090.740000	12,713
Jun-2017	11,216.060000	12,974
Jul-2017	11,204.850000	13,014
Aug-2017	11,439.030000	13,283
Oct-2017	11,596.890000	13,593
Nov-2017	11,776.640000	14,009
Dec-2017	11,948.580000	14,165
Jan-2018	12,459.980000	14,976
Feb-2018	11,977.780000	14,424
Mar-2018	11,859.200000	14,058
Apr-2018	11,918.490000	14,112
May-2018	12,073.430000	14,451
Jun-2018	12,014.270000	14,540
Jul-2018	12,264.170000	15,081
Aug-2018	12,318.130000	15,573
Sep-2018	12,305.810000	15,662
Oct-2018	11,829.580000	14,591
Nov-2018	12,014.120000	14,888
Dec-2018	11,241.610000	13,544
Jan-2019	12,148.810000	14,629
Feb-2019	12,417.300000	15,099
Mar-2019	12,417.300000	15,393
Apr-2019	12,705.380000	16,016
May-2019	11,983.710000	14,998
Jun-2019	12,828.570000	16,055
Jul-2019	12,945.310000	16,286
Aug-2019	12,677.340000	16,028
Sep-2019	12,890.320000	16,328
Oct-2019	12,945.750000	16,681
Nov-2019	13,082.970000	17,287
Dec-2019	13,417.900000	17,809
Jan-2020	13,022.070000	17,802
Feb-2020	12,133.960000	16,336
Mar-2020	10,522.570000	14,319
Apr-2020	11,686.370000	16,154
May-2020	11,946.970000	16,923
Jun-2020	12,050.910000	17,260
Jul-2020	12,752.280000	18,233
Aug-2020	13,312.100000	19,544
Sep-2020	12,842.180000	18,801
Oct-2020	12,655.970000	18,301
Nov-2020	13,707.680000	20,305
Dec-2020	14,288.890000	21,085
Jan-2021	13,947.390000	20,872
Feb-2021	14,668.470000	21,448
Mar-2021	15,283.070000	22,387
Apr-2021	16,056.400000	23,582
May-2021	16,618.370000	23,747
Jun-2021	16,322.560000	24,301
Jul-2021	16,505.380000	24,878
Aug-2021	16,686.940000	25,635
Sep-2021	16,156.290000	24,443
Oct-2021	16,870.400000	26,155
Nov-2021	16,156.780000	25,974
Dec-2021	16,956.540000	27,138
Jan-2022	16,914.150000	25,734
Feb-2022	16,780.530000	24,963
Mar-2022	17,322.540000	25,890
Apr-2022	16,257.200000	23,632
May-2022	16,499.440000	23,676
Jun-2022	15,200.930000	21,721
Jul-2022	15,942.740000	23,724
Aug-2022	15,426.190000	22,757
Sep-2022	14,176.670000	20,661
Oct-2022	15,334.900000	22,334
Nov-2022	16,267.270000	23,582
Dec-2022	15,992.350000	22,223
Jan-2023	16,982.280000	23,619
Feb-2023	16,460.920000	23,043
Mar-2023	16,712.770000	23,889
Apr-2023	17,072.100000	24,262
May-2023	16,568.470000	24,367
Jun-2023	17,504.590000	25,977
Jul-2023	18,017.470000	26,812
Aug-2023	17,630.100000	26,385
Sep-2023	16,981.310000	25,127
Oct-2023	16,684.140000	24,599
Nov-2023	17,646.810000	26,845
Dec-2023	18,297.980000	28,065
Jan-2024	18,442.530000	28,536
Feb-2024	18,721.010000	30,060
Mar-2024	19,750.670000	31,027
Apr-2024	19,241.100000	29,760
May-2024	19,924.160000	31,236
Jun-2024	20,097.500000	32,356
Jul-2024	20,915.470000	32,750
Aug-2024	21,453	33,545
Sep-2024	21,991.470000	34,261
Oct-2024	21,703	33,950

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	30.07%	10.88%	8.61%
Class A - with sales charge	23.54%	9.75%	8.06%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,397,774,168
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 9,508,844
InvestmentCompanyPortfolioTurnover	8.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,397,774,168 Number of Portfolio Holdings81 Portfolio Turnover Rate8.63% Net Investment Advisory Fees (net of waivers and reimbursements)$9,508,844
Holdings [Text Block]
Value	Value
Common Stocks	77.5%
Commodities	12.6%
Master Limited Partnerships	1.4%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.4%
Short-Term Investments	6.8%Footnote Reference1
Value	Value
Short-Term Investments	6.8%
OthersFootnote Reference4	0.4%
Real Estate	3.9%
Materials	4.4%
Industrials	7.0%
Consumer Staples	7.4%
Energy	8.2%
Information Technology	11.6%
Communication Services	11.7%
Financials	12.3%
Commodities	12.6%
Health Care	13.7%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	12.6%
Oracle Corp. (Software, United States)	4.4%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Philip Morris International, Inc. (Tobacco, United States)	3.7%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	3.2%
Comcast Corp., Class A (Media, United States)	2.9%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.7%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Total	42.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Until March 1, 2024, the Adviser contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the U.S. Value Fund’s net assets.

C000030902
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Value Fund
Class Name	Class C
Trading Symbol	FEVCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$216	1.88%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Value Fund (Class C) | $21,167	S&P 500 Index | $33,950
Oct-2014	10,000	10,000
Nov-2014	10,212	10,269
Dec-2014	10,231.400000	10,243
Jan-2015	10,006.310000	9,936
Feb-2015	10,353.530000	10,507
Mar-2015	10,113.330000	10,340
Apr-2015	10,230.640000	10,440
May-2015	10,235.760000	10,574
Jun-2015	9,959.390000	10,369
Jul-2015	9,846.850000	10,586
Aug-2015	9,529.780000	9,948
Sep-2015	9,304.880000	9,702
Oct-2015	9,928.310000	10,520
Nov-2015	9,973.980000	10,551
Dec-2015	9,632.870000	10,385
Jan-2016	9,322.690000	9,870
Feb-2016	9,504.480000	9,856
Mar-2016	10,033.880000	10,525
Apr-2016	10,301.790000	10,566
May-2016	10,291.480000	10,755
Jun-2016	10,301.780000	10,783
Jul-2016	10,623.190000	11,181
Aug-2016	10,655.060000	11,196
Sep-2016	10,660.390000	11,199
Oct-2016	10,462.110000	10,994
Nov-2016	10,890.010000	11,401
Dec-2016	10,974.950000	11,627
Jan-2017	11,137.380000	11,847
Feb-2017	11,381.840000	12,332
Mar-2017	11,340.870000	12,459
Apr-2017	11,381.700000	12,634
May-2017	11,439.740000	12,713
Jun-2017	11,562.150000	12,974
Jul-2017	11,544.810000	13,014
Aug-2017	11,776.860000	13,283
Oct-2017	11,939.380000	13,593
Nov-2017	12,113.690000	14,009
Dec-2017	12,278.440000	14,165
Jan-2018	12,799.040000	14,976
Feb-2018	12,297.320000	14,424
Mar-2018	12,170.660000	14,058
Apr-2018	12,221.780000	14,112
May-2018	12,367.210000	14,451
Jun-2018	12,304.140000	14,540
Jul-2018	12,545.300000	15,081
Aug-2018	12,595.480000	15,573
Sep-2018	12,576.590000	15,662
Oct-2018	12,081.070000	14,591
Nov-2018	12,258.660000	14,888
Dec-2018	11,467.980000	13,544
Jan-2019	12,377.390000	14,629
Feb-2019	12,648.460000	15,099
Mar-2019	12,640.870000	15,393
Apr-2019	12,918.970000	16,016
May-2019	12,178.710000	14,998
Jun-2019	13,028.780000	16,055
Jul-2019	13,146.040000	16,286
Aug-2019	12,859.460000	16,028
Sep-2019	13,071.640000	16,328
Oct-2019	13,116.080000	16,681
Nov-2019	13,248.560000	17,287
Dec-2019	13,579.770000	17,809
Jan-2020	13,168.300000	17,802
Feb-2020	12,264.960000	16,336
Mar-2020	10,632.490000	14,319
Apr-2020	11,796.750000	16,154
May-2020	12,050.380000	16,923
Jun-2020	12,152.810000	17,260
Jul-2020	12,850.380000	18,233
Aug-2020	13,396.520000	19,544
Sep-2020	12,920.940000	18,801
Oct-2020	12,723.250000	18,301
Nov-2020	13,776.740000	20,305
Dec-2020	14,348.470000	21,085
Jan-2021	13,996.940000	20,872
Feb-2021	14,714.980000	21,448
Mar-2021	15,313.880000	22,387
Apr-2021	16,081.100000	23,582
May-2021	16,632.690000	23,747
Jun-2021	16,329.970000	24,301
Jul-2021	16,498.170000	24,878
Aug-2021	16,666.450000	25,635
Sep-2021	16,123.120000	24,443
Oct-2021	16,834.150000	26,155
Nov-2021	16,115.340000	25,974
Dec-2021	16,892.090000	27,138
Jan-2022	16,839.730000	25,734
Feb-2022	16,699.960000	24,963
Mar-2022	17,224.340000	25,890
Apr-2022	16,159.870000	23,632
May-2022	16,386.110000	23,676
Jun-2022	15,085.060000	21,721
Jul-2022	15,809.140000	23,724
Aug-2022	15,293.760000	22,757
Sep-2022	14,045.790000	20,661
Oct-2022	15,180.690000	22,334
Nov-2022	16,097.600000	23,582
Dec-2022	15,811.070000	22,223
Jan-2023	16,781.860000	23,619
Feb-2023	16,254.910000	23,043
Mar-2023	16,500.360000	23,889
Apr-2023	16,840.270000	24,262
May-2023	16,331.690000	24,367
Jun-2023	17,246.270000	25,977
Jul-2023	17,746.410000	26,812
Aug-2023	17,350.670000	26,385
Sep-2023	16,700.020000	25,127
Oct-2023	16,397.750000	24,599
Nov-2023	17,330.780000	26,845
Dec-2023	17,959.880000	28,065
Jan-2024	18,090.990000	28,536
Feb-2024	18,351.500000	30,060
Mar-2024	19,344.320000	31,027
Apr-2024	18,843.300000	29,760
May-2024	19,495.280000	31,236
Jun-2024	19,645.390000	32,356
Jul-2024	20,437.100000	32,750
Aug-2024	20,948.030000	33,545
Sep-2024	21,459.160000	34,261
Oct-2024	21,167	33,950

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	29.10%	10.04%	7.79%
Class C - with sales charge	28.10%	10.04%	7.79%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,397,774,168
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 9,508,844
InvestmentCompanyPortfolioTurnover	8.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,397,774,168 Number of Portfolio Holdings81 Portfolio Turnover Rate8.63% Net Investment Advisory Fees (net of waivers and reimbursements)$9,508,844
Holdings [Text Block]
Value	Value
Common Stocks	77.5%
Commodities	12.6%
Master Limited Partnerships	1.4%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.4%
Short-Term Investments	6.8%Footnote Reference1
Value	Value
Short-Term Investments	6.8%
OthersFootnote Reference4	0.4%
Real Estate	3.9%
Materials	4.4%
Industrials	7.0%
Consumer Staples	7.4%
Energy	8.2%
Information Technology	11.6%
Communication Services	11.7%
Financials	12.3%
Commodities	12.6%
Health Care	13.7%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	12.6%
Oracle Corp. (Software, United States)	4.4%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Philip Morris International, Inc. (Tobacco, United States)	3.7%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	3.2%
Comcast Corp., Class A (Media, United States)	2.9%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.7%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Total	42.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Until March 1, 2024, the Adviser contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the U.S. Value Fund’s net assets.

C000030901
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Value Fund
Class Name	Class I
Trading Symbol	FEVIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$99	0.86%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Value Fund (Class I) | $2,357,780	S&P 500 Index | $3,395,049
Oct-2014	1,000,000	1,000,000
Nov-2014	1,022,000	1,026,895
Dec-2014	1,024,861.600000	1,024,308
Jan-2015	1,002,929.560000	993,559
Feb-2015	1,038,834.440000	1,050,660
Mar-2015	1,015,876.200000	1,034,045
Apr-2015	1,028,371.480000	1,043,964
May-2015	1,029,914.030000	1,057,389
Jun-2015	1,002,930.290000	1,036,920
Jul-2015	993,001.280000	1,058,645
Aug-2015	961,622.440000	994,773
Sep-2015	939,697.440000	970,159
Oct-2015	1,003,033.050000	1,051,995
Nov-2015	1,009,051.250000	1,055,124
Dec-2015	974,945.320000	1,038,483
Jan-2016	945,014.500000	986,949
Feb-2016	963,914.790000	985,617
Mar-2016	1,018,375.970000	1,052,480
Apr-2016	1,046,177.640000	1,056,560
May-2016	1,046,177.640000	1,075,534
Jun-2016	1,048,269.990000	1,078,320
Jul-2016	1,081,814.630000	1,118,077
Aug-2016	1,086,033.710000	1,119,647
Sep-2016	1,087,662.760000	1,119,858
Oct-2016	1,068,302.360000	1,099,431
Nov-2016	1,113,384.720000	1,140,148
Dec-2016	1,122,625.810000	1,162,684
Jan-2017	1,140,251.040000	1,184,736
Feb-2017	1,167,010.450000	1,233,214
Mar-2017	1,164,209.630000	1,245,879
Apr-2017	1,169,332.150000	1,263,412
May-2017	1,176,698.940000	1,271,298
Jun-2017	1,189,760.300000	1,297,439
Jul-2017	1,189,165.420000	1,301,411
Aug-2017	1,214,256.810000	1,328,257
Oct-2017	1,231,377.830000	1,359,252
Nov-2017	1,250,710.460000	1,400,940
Dec-2017	1,268,845.760000	1,416,516
Jan-2018	1,323,659.900000	1,497,618
Feb-2018	1,273,228.460000	1,442,420
Mar-2018	1,260,750.820000	1,405,763
Apr-2018	1,266,928.500000	1,411,157
May-2018	1,283,778.650000	1,445,141
Jun-2018	1,278,130.020000	1,454,035
Jul-2018	1,304,203.870000	1,508,145
Aug-2018	1,310,464.050000	1,557,289
Sep-2018	1,309,808.820000	1,566,153
Oct-2018	1,258,726.280000	1,459,106
Nov-2018	1,278,614.150000	1,488,840
Dec-2018	1,197,038.570000	1,354,411
Jan-2019	1,293,400.170000	1,462,948
Feb-2019	1,322,113.660000	1,509,921
Mar-2019	1,322,774.710000	1,539,261
Apr-2019	1,353,727.640000	1,601,586
May-2019	1,277,512.780000	1,499,808
Jun-2019	1,367,449.680000	1,605,509
Jul-2019	1,381,124.170000	1,628,583
Aug-2019	1,352,396.790000	1,602,786
Sep-2019	1,375,387.540000	1,632,775
Oct-2019	1,381,851.860000	1,668,140
Nov-2019	1,396,223.120000	1,728,692
Dec-2019	1,432,943.780000	1,780,867
Jan-2020	1,390,671.940000	1,780,169
Feb-2020	1,296,106.250000	1,633,627
Mar-2020	1,124,112.950000	1,431,853
Apr-2020	1,249,226.720000	1,615,408
May-2020	1,276,584.790000	1,692,346
Jun-2020	1,288,329.370000	1,726,002
Jul-2020	1,364,211.970000	1,823,323
Aug-2020	1,423,691.610000	1,954,385
Sep-2020	1,374,431.880000	1,880,124
Oct-2020	1,354,090.290000	1,830,125
Nov-2020	1,468,240.100000	2,030,458
Dec-2020	1,530,053.010000	2,108,525
Jan-2021	1,494,249.770000	2,087,238
Feb-2021	1,571,651.900000	2,144,793
Mar-2021	1,637,818.450000	2,238,726
Apr-2021	1,720,692.060000	2,358,204
May-2021	1,781,260.420000	2,374,674
Jun-2021	1,750,088.370000	2,430,111
Jul-2021	1,770,039.370000	2,487,838
Aug-2021	1,790,040.820000	2,563,482
Sep-2021	1,733,475.530000	2,444,255
Oct-2021	1,810,788.540000	2,615,504
Nov-2021	1,734,192.180000	2,597,381
Dec-2021	1,820,554.950000	2,713,786
Jan-2022	1,824,924.290000	2,573,355
Feb-2022	1,811,784.830000	2,496,305
Mar-2022	1,869,943.120000	2,588,992
Apr-2022	1,755,502.600000	2,363,227
May-2022	1,781,835.140000	2,367,563
Jun-2022	1,641,070.170000	2,172,135
Jul-2022	1,721,974.930000	2,372,416
Aug-2022	1,666,527.330000	2,275,664
Sep-2022	1,531,871.930000	2,066,079
Oct-2022	1,657,638.610000	2,233,351
Nov-2022	1,758,754.570000	2,358,160
Dec-2022	1,729,207.490000	2,222,296
Jan-2023	1,837,628.800000	2,361,931
Feb-2023	1,780,478.540000	2,304,303
Mar-2023	1,808,966.200000	2,388,903
Apr-2023	1,848,039.870000	2,426,190
May-2023	1,793,707.500000	2,436,736
Jun-2023	1,895,590.080000	2,597,744
Jul-2023	1,951,699.550000	2,681,197
Aug-2023	1,909,738.010000	2,638,508
Sep-2023	1,840,223.550000	2,512,709
Oct-2023	1,807,835.610000	2,459,876
Nov-2023	1,912,509.290000	2,684,525
Dec-2023	1,983,080.890000	2,806,485
Jan-2024	1,999,342.150000	2,853,645
Feb-2024	2,030,931.750000	3,006,018
Mar-2024	2,141,820.630000	3,102,735
Apr-2024	2,087,846.750000	2,976,005
May-2024	2,162,591.660000	3,123,569
Jun-2024	2,181,838.730000	3,235,650
Jul-2024	2,270,421.380000	3,275,035
Aug-2024	2,330,360.510000	3,354,477
Sep-2024	2,389,318.630000	3,426,119
Oct-2024	2,357,780	3,395,049

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class I	30.41%	11.17%	8.91%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,397,774,168
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 9,508,844
InvestmentCompanyPortfolioTurnover	8.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,397,774,168 Number of Portfolio Holdings81 Portfolio Turnover Rate8.63% Net Investment Advisory Fees (net of waivers and reimbursements)$9,508,844
Holdings [Text Block]
Value	Value
Common Stocks	77.5%
Commodities	12.6%
Master Limited Partnerships	1.4%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.4%
Short-Term Investments	6.8%Footnote Reference1
Value	Value
Short-Term Investments	6.8%
OthersFootnote Reference4	0.4%
Real Estate	3.9%
Materials	4.4%
Industrials	7.0%
Consumer Staples	7.4%
Energy	8.2%
Information Technology	11.6%
Communication Services	11.7%
Financials	12.3%
Commodities	12.6%
Health Care	13.7%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	12.6%
Oracle Corp. (Software, United States)	4.4%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Philip Morris International, Inc. (Tobacco, United States)	3.7%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	3.2%
Comcast Corp., Class A (Media, United States)	2.9%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.7%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Total	42.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Until March 1, 2024, the Adviser contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the U.S. Value Fund’s net assets.

C000179773
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Value Fund
Class Name	Class R6
Trading Symbol	FEVRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$94	0.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Value Fund (Class R6) | $19,993	S&P 500 Index | $27,562
Mar-2017	9,918	10,012
Apr-2017	9,894.200000	10,114
May-2017	9,932.780000	10,257
Jun-2017	9,995.360000	10,321
Jul-2017	10,111.310000	10,533
Aug-2017	10,106.250000	10,565
Sep-2017	10,319.490000	10,783
Oct-2017	10,465	11,035
Nov-2017	10,625.110000	11,373
Dec-2017	10,783.430000	11,500
Jan-2018	11,249.270000	12,158
Feb-2018	10,820.670000	11,710
Mar-2018	10,714.630000	11,412
Apr-2018	10,767.130000	11,456
May-2018	10,910.340000	11,732
Jun-2018	10,862.330000	11,804
Jul-2018	11,083.920000	12,244
Aug-2018	11,137.120000	12,643
Sep-2018	11,131.560000	12,715
Oct-2018	10,702.990000	11,846
Nov-2018	10,872.100000	12,087
Dec-2018	10,176.280000	10,996
Jan-2019	10,995.470000	11,877
Feb-2019	11,239.570000	12,258
Mar-2019	11,245.190000	12,496
Apr-2019	11,508.330000	13,002
May-2019	10,860.410000	12,176
Jun-2019	11,630.420000	13,034
Jul-2019	11,740.900000	13,221
Aug-2019	11,496.690000	13,012
Sep-2019	11,692.140000	13,255
Oct-2019	11,752.940000	13,543
Nov-2019	11,875.170000	14,034
Dec-2019	12,186.300000	14,458
Jan-2020	11,826.800000	14,452
Feb-2020	11,022.580000	13,262
Mar-2020	9,566.500000	11,624
Apr-2020	10,623.590000	13,114
May-2020	10,862.620000	13,739
Jun-2020	10,962.560000	14,012
Jul-2020	11,600.580000	14,802
Aug-2020	12,106.370000	15,866
Sep-2020	11,687.490000	15,264
Oct-2020	11,514.510000	14,858
Nov-2020	12,485.190000	16,484
Dec-2020	13,009.560000	17,118
Jan-2021	12,703.840000	16,945
Feb-2021	13,368.250000	17,412
Mar-2021	13,931.050000	18,175
Apr-2021	14,635.960000	19,145
May-2021	15,151.150000	19,278
Jun-2021	14,886	19,728
Jul-2021	15,055.700000	20,197
Aug-2021	15,225.830000	20,811
Sep-2021	14,744.700000	19,843
Oct-2021	15,402.310000	21,234
Nov-2021	14,758.490000	21,086
Dec-2021	15,487.560000	22,031
Jan-2022	15,458.140000	20,891
Feb-2022	15,339.110000	20,266
Mar-2022	15,831.500000	21,018
Apr-2022	14,862.610000	19,186
May-2022	15,092.980000	19,221
Jun-2022	13,900.630000	17,634
Jul-2022	14,585.930000	19,260
Aug-2022	14,116.270000	18,475
Sep-2022	12,982.730000	16,773
Oct-2022	14,040.820000	18,131
Nov-2022	14,897.310000	19,144
Dec-2022	14,654.490000	18,041
Jan-2023	15,566	19,175
Feb-2023	15,089.680000	18,707
Mar-2023	15,323.570000	19,394
Apr-2023	15,662.220000	19,697
May-2023	15,193.920000	19,782
Jun-2023	16,064.530000	21,089
Jul-2023	16,540.040000	21,767
Aug-2023	16,184.430000	21,420
Sep-2023	15,595.320000	20,399
Oct-2023	15,320.840000	19,970
Nov-2023	16,207.910000	21,794
Dec-2023	16,817.330000	22,784
Jan-2024	16,946.830000	23,167
Feb-2024	17,214.590000	24,404
Mar-2024	18,154.500000	25,189
Apr-2024	17,697.010000	24,160
May-2024	18,327.020000	25,358
Jun-2024	18,490.130000	26,268
Jul-2024	19,250.080000	26,588
Aug-2024	19,750.580000	27,233
Sep-2024	20,260.140000	27,814
Oct-2024	19,993	27,562

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	30.50%	11.22%	9.46%
S&P 500 Index	38.02%	15.27%	13.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,397,774,168
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 9,508,844
InvestmentCompanyPortfolioTurnover	8.63%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,397,774,168 Number of Portfolio Holdings81 Portfolio Turnover Rate8.63% Net Investment Advisory Fees (net of waivers and reimbursements)$9,508,844
Holdings [Text Block]
Value	Value
Common Stocks	77.5%
Commodities	12.6%
Master Limited Partnerships	1.4%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.4%
Short-Term Investments	6.8%Footnote Reference1
Value	Value
Short-Term Investments	6.8%
OthersFootnote Reference4	0.4%
Real Estate	3.9%
Materials	4.4%
Industrials	7.0%
Consumer Staples	7.4%
Energy	8.2%
Information Technology	11.6%
Communication Services	11.7%
Financials	12.3%
Commodities	12.6%
Health Care	13.7%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	12.6%
Oracle Corp. (Software, United States)	4.4%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.9%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Philip Morris International, Inc. (Tobacco, United States)	3.7%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	3.2%
Comcast Corp., Class A (Media, United States)	2.9%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.7%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Total	42.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Until March 1, 2024, the Adviser contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the U.S. Value Fund’s net assets.

C000030903
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class A
Trading Symbol	SGGDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$138	1.16%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Gold Fund (Class A) | $22,207	MSCI World Index | $25,431	FTSE Gold Mines Index | $22,680
Oct-2014	10,000	10,000	10,000
Nov-2014	9,917	10,200.410000	10,483.270000
Dec-2014	10,001	10,035.930000	10,540.670000
Jan-2015	11,513	9,854.080000	12,699.290000
Feb-2015	11,067	10,431.420000	12,388.120000
Mar-2015	9,845	10,268.130000	10,592.610000
Apr-2015	10,559	10,508.940000	11,768.410000
May-2015	10,340	10,545.140000	11,362.110000
Jun-2015	9,697	10,299.940000	10,344.950000
Jul-2015	8,207	10,484.830000	8,086.020000
Aug-2015	8,377	9,791	8,167.410000
Sep-2015	8,165	9,429.860000	8,024.390000
Oct-2015	8,730	10,177.120000	8,865.500000
Nov-2015	8,108	10,126.490000	8,153.770000
Dec-2015	8,073	9,948.490000	8,283.340000
Jan-2016	8,263	9,353.330000	8,968.540000
Feb-2016	10,297	9,283.720000	12,049.760000
Mar-2016	10,700	9,913.700000	12,641.330000
Apr-2016	12,861	10,070.570000	16,050.940000
May-2016	11,597	10,127.130000	14,203.020000
Jun-2016	13,963	10,013.650000	17,429.710000
Jul-2016	15,030	10,436.720000	18,987.470000
Aug-2016	13,165	10,445.390000	15,701.930000
Sep-2016	13,532	10,500.870000	16,345.750000
Oct-2016	12,705	10,297.650000	15,187.930000
Nov-2016	11,088	10,445.720000	12,784.240000
Dec-2016	11,052	10,695.670000	13,219.040000
Jan-2017	12,154	10,953.810000	14,823.620000
Feb-2017	12,083.580000	11,257.710000	14,509.940000
Mar-2017	12,062	11,377.630000	14,329.130000
Apr-2017	11,935	11,546.090000	14,048.990000
May-2017	12,112	11,790.340000	14,162.430000
Jun-2017	11,885	11,835.710000	13,637.410000
Jul-2017	12,083	12,118.960000	14,181.010000
Aug-2017	12,760	12,136.030000	15,234.160000
Sep-2017	11,977	12,408.410000	14,220.240000
Oct-2017	11,652	12,642.910000	13,697.780000
Nov-2017	11,525	12,916.860000	13,755.360000
Dec-2017	11,950	13,091.540000	14,423.760000
Jan-2018	12,069	13,782.770000	14,833.880000
Feb-2018	11,031	13,211.790000	13,128.080000
Mar-2018	11,201	12,923.820000	13,471.820000
Apr-2018	11,244	13,072.330000	13,585.760000
May-2018	11,265	13,154.240000	13,499.400000
Jun-2018	11,053	13,147.970000	13,445.130000
Jul-2018	10,503	13,558.630000	12,768.220000
Aug-2018	9,352	13,726.380000	11,078.810000
Sep-2018	9,267	13,802.820000	11,042.120000
Oct-2018	9,239	12,789.300000	11,428.660000
Nov-2018	9,225	12,934.590000	11,612.910000
Dec-2018	10,051	11,951.070000	12,792.810000
Jan-2019	10,807	12,880.930000	13,787.220000
Feb-2019	10,638	13,268.260000	13,464.230000
Mar-2019	10,765	13,442.530000	13,620.410000
Apr-2019	10,186	13,919.190000	12,617.280000
May-2019	10,384	13,116.040000	13,141.090000
Jun-2019	12,029	13,980.320000	15,940.300000
Jul-2019	12,234	14,049.570000	16,536.740000
Aug-2019	13,859	13,762.200000	18,421.960000
Sep-2019	12,686	14,055.070000	16,635.940000
Oct-2019	13,181	14,412.730000	17,299.750000
Nov-2019	12,912	14,814.130000	16,421.130000
Dec-2019	13,922	15,257.940000	18,065.080000
Jan-2020	14,112	15,165.070000	17,948.900000
Feb-2020	13,180	13,883.240000	16,653.150000
Mar-2020	12,452	12,045.890000	15,091.770000
Apr-2020	16,076	13,361.830000	21,042.850000
May-2020	16,654	14,007.320000	21,418.540000
Jun-2020	17,431	14,377.830000	22,986.820000
Jul-2020	19,953	15,065.680000	26,893.070000
Aug-2020	20,058	16,072.290000	26,480.270000
Sep-2020	19,070	15,517.810000	24,643.370000
Oct-2020	18,560	15,041.800000	23,527.510000
Nov-2020	17,296	16,965.070000	21,350.740000
Dec-2020	18,038	17,684.330000	22,259.010000
Jan-2021	17,380	17,508.570000	21,496.930000
Feb-2021	16,071	17,957.220000	18,863.730000
Mar-2021	16,357	18,554.690000	19,616.980000
Apr-2021	17,187	19,418.230000	20,685.860000
May-2021	19,024	19,697.960000	23,741.620000
Jun-2021	17,065	19,991.550000	20,031.590000
Jul-2021	17,479	20,349.660000	20,620.080000
Aug-2021	16,785	20,856.130000	19,182.100000
Sep-2021	15,677	19,990.170000	17,488.940000
Oct-2021	16,406	21,122.420000	18,551.330000
Nov-2021	16,170	20,659.570000	18,748.830000
Dec-2021	16,636	21,542.560000	19,428.720000
Jan-2022	15,748	20,402.720000	18,168.120000
Feb-2022	17,199	19,886.710000	20,431.070000
Mar-2022	18,651	20,432.470000	22,806.820000
Apr-2022	17,502	18,735.080000	20,967.530000
May-2022	16,585	18,749.270000	18,978.400000
Jun-2022	15,184	17,125.170000	16,134.700000
Jul-2022	14,634	18,484.840000	14,702.920000
Aug-2022	13,645	17,712.030000	13,545.920000
Sep-2022	13,875	16,065.520000	13,662.130000
Oct-2022	13,904	17,219.240000	13,642.090000
Nov-2022	16,064	18,416.500000	15,949.200000
Dec-2022	16,374	17,634.400000	16,422.260000
Jan-2023	17,949	18,882.140000	18,352.570000
Feb-2023	16,036	18,428.240000	15,454.030000
Mar-2023	18,152	18,997.670000	18,254.790000
Apr-2023	18,499	19,330.690000	19,088.610000
May-2023	17,315	19,137.700000	17,332.740000
Jun-2023	16,830	20,295.110000	17,058.710000
Jul-2023	17,379	20,976.880000	17,610.070000
Aug-2023	16,750	20,475.830000	16,229.510000
Sep-2023	15,638	19,592.540000	14,871.700000
Oct-2023	16,107	19,024.040000	15,861.220000
Nov-2023	17,674	20,807.590000	17,591.170000
Dec-2023	17,524	21,829.120000	17,960.130000
Jan-2024	16,096	22,091.080000	15,880.080000
Feb-2024	15,243	23,027.690000	14,667.610000
Mar-2024	17,596	23,767.680000	17,568.280000
Apr-2024	18,259	22,884.840000	18,587.780000
May-2024	19,258	23,906.690000	19,449.310000
Jun-2024	18,522	24,393.140000	18,986.820000
Jul-2024	20,460	24,823.010000	21,533.810000
Aug-2024	20,992	25,479.090000	22,586.930000
Sep-2024	21,508	25,945.710000	23,018.120000
Oct-2024	22,207	25,431	22,680

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	37.88%	11.01%	8.87%
Class A - with sales charge	31.01%	9.88%	8.31%
MSCI World Index	33.68%	12.03%	9.78%
FTSE Gold Mines Index	42.99%	5.57%	8.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 2,831,645,889
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 17,964,886
InvestmentCompanyPortfolioTurnover	60.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,831,645,889 Number of Portfolio Holdings31 Portfolio Turnover Rate60.97% Net Investment Advisory Fees (net of waivers and reimbursements)$17,964,886
Holdings [Text Block]
Value	Value
Common Stocks	81.3%
Commodities	16.7%
Rights	0.1%
Short-Term Investments	1.9%Footnote Reference1
Value	Value
Short-Term Investments	1.9%
Commodities	16.7%
Materials	81.4%
Canada	53.4%
United States	27.8%
Australia	9.2%
South Africa	4.0%
United Kingdom	2.4%
Mexico	1.3%
Short-Term Investments	1.9%

Largest Holdings [Text Block]
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	11.1%
Gold bullion (Precious Metal)Footnote Reference3	9.1%
Northern Star Resources Ltd. (Metals & Mining, Australia)	8.0%
Silver bullion (Precious Metal)Footnote Reference3	7.6%
Newmont Corp. (Metals & Mining, United States)	6.5%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	6.5%
Dundee Precious Metals, Inc. (Metals & Mining, Canada)	4.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.9%
Barrick Gold Corp. (Metals & Mining, Canada)	4.7%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.7%
Total	68.0%

Material Fund Change [Text Block]
C000030905
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class C
Trading Symbol	FEGOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$225	1.90%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Gold Fund (Class C) | $21,660	MSCI World Index | $25,431	FTSE Gold Mines Index | $22,680
Oct-2014	10,000	10,000	10,000
Nov-2014	10,428	10,200.410000	10,483.270000
Dec-2014	10,506	10,035.930000	10,540.670000
Jan-2015	12,087	9,854.080000	12,699.290000
Feb-2015	11,612	10,431.420000	12,388.120000
Mar-2015	10,327	10,268.130000	10,592.610000
Apr-2015	11,066	10,508.940000	11,768.410000
May-2015	10,833	10,545.140000	11,362.110000
Jun-2015	10,147	10,299.940000	10,344.950000
Jul-2015	8,581	10,484.830000	8,086.020000
Aug-2015	8,753	9,791	8,167.410000
Sep-2015	8,527	9,429.860000	8,024.390000
Oct-2015	9,111	10,177.120000	8,865.500000
Nov-2015	8,457	10,126.490000	8,153.770000
Dec-2015	8,411	9,948.490000	8,283.340000
Jan-2016	8,597	9,353.330000	8,968.540000
Feb-2016	10,708	9,283.720000	12,049.760000
Mar-2016	11,120	9,913.700000	12,641.330000
Apr-2016	13,363	10,070.570000	16,050.940000
May-2016	12,039	10,127.130000	14,203.020000
Jun-2016	14,484	10,013.650000	17,429.710000
Jul-2016	15,582	10,436.720000	18,987.470000
Aug-2016	13,636	10,445.390000	15,701.930000
Sep-2016	14,017	10,500.870000	16,345.750000
Oct-2016	13,153	10,297.650000	15,187.930000
Nov-2016	11,462	10,445.720000	12,784.240000
Dec-2016	11,415	10,695.670000	13,219.040000
Jan-2017	12,552	10,953.810000	14,823.620000
Feb-2017	12,474.620000	11,257.710000	14,509.940000
Mar-2017	12,443	11,377.630000	14,329.130000
Apr-2017	12,303	11,546.090000	14,048.990000
May-2017	12,474	11,790.340000	14,162.430000
Jun-2017	12,241	11,835.710000	13,637.410000
Jul-2017	12,428	12,118.960000	14,181.010000
Aug-2017	13,121	12,136.030000	15,234.160000
Sep-2017	12,304	12,408.410000	14,220.240000
Oct-2017	11,961	12,642.910000	13,697.780000
Nov-2017	11,828	12,916.860000	13,755.360000
Dec-2017	12,256	13,091.540000	14,423.760000
Jan-2018	12,365	13,782.770000	14,833.880000
Feb-2018	11,291	13,211.790000	13,128.080000
Mar-2018	11,470	12,923.820000	13,471.820000
Apr-2018	11,501	13,072.330000	13,585.760000
May-2018	11,517	13,154.240000	13,499.400000
Jun-2018	11,283	13,147.970000	13,445.130000
Jul-2018	10,715	13,558.630000	12,768.220000
Aug-2018	9,539	13,726.380000	11,078.810000
Sep-2018	9,446	13,802.820000	11,042.120000
Oct-2018	9,415	12,789.300000	11,428.660000
Nov-2018	9,391	12,934.590000	11,612.910000
Dec-2018	10,224	11,951.070000	12,792.810000
Jan-2019	10,987	12,880.930000	13,787.220000
Feb-2019	10,808	13,268.260000	13,464.230000
Mar-2019	10,932	13,442.530000	13,620.410000
Apr-2019	10,341	13,919.190000	12,617.280000
May-2019	10,528	13,116.040000	13,141.090000
Jun-2019	12,194	13,980.320000	15,940.300000
Jul-2019	12,389	14,049.570000	16,536.740000
Aug-2019	14,032	13,762.200000	18,421.960000
Sep-2019	12,825	14,055.070000	16,635.940000
Oct-2019	13,324	14,412.730000	17,299.750000
Nov-2019	13,045	14,814.130000	16,421.130000
Dec-2019	14,057	15,257.940000	18,065.080000
Jan-2020	14,235	15,165.070000	17,948.900000
Feb-2020	13,293	13,883.240000	16,653.150000
Mar-2020	12,546	12,045.890000	15,091.770000
Apr-2020	16,190	13,361.830000	21,042.850000
May-2020	16,767	14,007.320000	21,418.540000
Jun-2020	17,530	14,377.830000	22,986.820000
Jul-2020	20,061	15,065.680000	26,893.070000
Aug-2020	20,147	16,072.290000	26,480.270000
Sep-2020	19,150	15,517.810000	24,643.370000
Oct-2020	18,629	15,041.800000	23,527.510000
Nov-2020	17,351	16,965.070000	21,350.740000
Dec-2020	18,080	17,684.330000	22,259.010000
Jan-2021	17,405	17,508.570000	21,496.930000
Feb-2021	16,088	17,957.220000	18,863.730000
Mar-2021	16,371	18,554.690000	19,616.980000
Apr-2021	17,188	19,418.230000	20,685.860000
May-2021	19,008	19,697.960000	23,741.620000
Jun-2021	17,047	19,991.550000	20,031.590000
Jul-2021	17,454	20,349.660000	20,620.080000
Aug-2021	16,747	20,856.130000	19,182.100000
Sep-2021	15,633	19,990.170000	17,488.940000
Oct-2021	16,348	21,122.420000	18,551.330000
Nov-2021	16,104	20,659.570000	18,748.830000
Dec-2021	16,562	21,542.560000	19,428.720000
Jan-2022	15,664	20,402.720000	18,168.120000
Feb-2022	17,096	19,886.710000	20,431.070000
Mar-2022	18,528	20,432.470000	22,806.820000
Apr-2022	17,380	18,735.080000	20,967.530000
May-2022	16,451	18,749.270000	18,978.400000
Jun-2022	15,051	17,125.170000	16,134.700000
Jul-2022	14,501	18,484.840000	14,702.920000
Aug-2022	13,509	17,712.030000	13,545.920000
Sep-2022	13,737	16,065.520000	13,662.130000
Oct-2022	13,752	17,219.240000	13,642.090000
Nov-2022	15,877	18,416.500000	15,949.200000
Dec-2022	16,175	17,634.400000	16,422.260000
Jan-2023	17,717	18,882.140000	18,352.570000
Feb-2023	15,821	18,428.240000	15,454.030000
Mar-2023	17,898	18,997.670000	18,254.790000
Apr-2023	18,230	19,330.690000	19,088.610000
May-2023	17,050	19,137.700000	17,332.740000
Jun-2023	16,569	20,295.110000	17,058.710000
Jul-2023	17,096	20,976.880000	17,610.070000
Aug-2023	16,467	20,475.830000	16,229.510000
Sep-2023	15,365	19,592.540000	14,871.700000
Oct-2023	15,825	19,024.040000	15,861.220000
Nov-2023	17,352	20,807.590000	17,591.170000
Dec-2023	17,201	21,829.120000	17,960.130000
Jan-2024	15,780	22,091.080000	15,880.080000
Feb-2024	14,936	23,027.690000	14,667.610000
Mar-2024	17,241	23,767.680000	17,568.280000
Apr-2024	17,880	22,884.840000	18,587.780000
May-2024	18,842	23,906.690000	19,449.310000
Jun-2024	18,109	24,393.140000	18,986.820000
Jul-2024	19,994	24,823.010000	21,533.810000
Aug-2024	20,500	25,479.090000	22,586.930000
Sep-2024	20,996	25,945.710000	23,018.120000
Oct-2024	21,660	25,431	22,680

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	36.87%	10.19%	8.03%
Class C - with sales charge	35.87%	10.19%	8.03%
MSCI World Index	33.68%	12.03%	9.78%
FTSE Gold Mines Index	42.99%	5.57%	8.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 2,831,645,889
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 17,964,886
InvestmentCompanyPortfolioTurnover	60.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,831,645,889 Number of Portfolio Holdings31 Portfolio Turnover Rate60.97% Net Investment Advisory Fees (net of waivers and reimbursements)$17,964,886
Holdings [Text Block]
Value	Value
Common Stocks	81.3%
Commodities	16.7%
Rights	0.1%
Short-Term Investments	1.9%Footnote Reference1
Value	Value
Short-Term Investments	1.9%
Commodities	16.7%
Materials	81.4%
Canada	53.4%
United States	27.8%
Australia	9.2%
South Africa	4.0%
United Kingdom	2.4%
Mexico	1.3%
Short-Term Investments	1.9%

Largest Holdings [Text Block]
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	11.1%
Gold bullion (Precious Metal)Footnote Reference3	9.1%
Northern Star Resources Ltd. (Metals & Mining, Australia)	8.0%
Silver bullion (Precious Metal)Footnote Reference3	7.6%
Newmont Corp. (Metals & Mining, United States)	6.5%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	6.5%
Dundee Precious Metals, Inc. (Metals & Mining, Canada)	4.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.9%
Barrick Gold Corp. (Metals & Mining, Canada)	4.7%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.7%
Total	68.0%

Material Fund Change [Text Block]
C000030904
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class I
Trading Symbol	FEGIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$110	0.92%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Gold Fund (Class I) | $2,403,729	MSCI World Index | $2,543,103	FTSE Gold Mines Index | $2,268,013
Oct-2014	1,000,000	1,000,000	1,000,000
Nov-2014	1,043,900	1,020,040.930000	1,048,327
Dec-2014	1,053,399	1,003,592.650000	1,054,066.770000
Jan-2015	1,212,990	985,407.900000	1,269,929.240000
Feb-2015	1,166,168	1,043,141.600000	1,238,812.150000
Mar-2015	1,038,006	1,026,812.730000	1,059,260.790000
Apr-2015	1,112,639	1,050,894.140000	1,176,841.430000
May-2015	1,090,720	1,054,514.170000	1,136,211.370000
Jun-2015	1,023,422	1,029,994.290000	1,034,495.090000
Jul-2015	866,020	1,048,482.690000	808,602.130000
Aug-2015	884,293	979,099.770000	816,741.320000
Sep-2015	862,363	942,986.340000	802,438.930000
Oct-2015	921,693	1,017,712.460000	886,550.110000
Nov-2015	856,530	1,012,648.690000	815,376.940000
Dec-2015	852,846	994,848.970000	828,333.770000
Jan-2016	872,632	935,332.940000	896,853.480000
Feb-2016	1,087,824	928,371.650000	1,204,975.720000
Mar-2016	1,131,010	991,370.080000	1,264,133.010000
Apr-2016	1,359,361	1,007,056.990000	1,605,094.280000
May-2016	1,226,144	1,012,713.250000	1,420,301.860000
Jun-2016	1,477,258	1,001,365.380000	1,742,971.130000
Jul-2016	1,589,973	1,043,671.510000	1,898,746.860000
Aug-2016	1,393,134	1,044,538.900000	1,570,193.430000
Sep-2016	1,432,699	1,050,087.410000	1,634,575.210000
Oct-2016	1,345,591	1,029,765.180000	1,518,793.210000
Nov-2016	1,174,297	1,044,572.200000	1,278,424.250000
Dec-2016	1,170,657	1,069,567.120000	1,321,904.330000
Jan-2017	1,287,840	1,095,381.290000	1,482,362.220000
Feb-2017	1,450,994.070000	1,125,770.920000	1,450,994.070000
Mar-2017	1,279,091	1,137,762.520000	1,432,912.790000
Apr-2017	1,265,916	1,154,609.230000	1,404,898.700000
May-2017	1,284,905	1,179,034.400000	1,416,243.350000
Jun-2017	1,261,519	1,183,570.740000	1,363,741.380000
Jul-2017	1,281,956	1,211,896.470000	1,418,100.860000
Aug-2017	1,355,156	1,213,603.030000	1,523,416.370000
Sep-2017	1,271,678	1,240,841.420000	1,422,024.360000
Oct-2017	1,237,216	1,264,291.420000	1,369,778.470000
Nov-2017	1,224,101	1,291,685.500000	1,375,536.140000
Dec-2017	1,269,515	1,309,153.590000	1,442,375.530000
Jan-2018	1,282,718	1,378,277.170000	1,483,388.440000
Feb-2018	1,172,148	1,321,178.620000	1,312,808.340000
Mar-2018	1,191,137	1,292,381.630000	1,347,182.100000
Apr-2018	1,195,544	1,307,232.610000	1,358,575.900000
May-2018	1,198,413	1,315,424.290000	1,349,939.840000
Jun-2018	1,175,763	1,314,796.820000	1,344,513.400000
Jul-2018	1,117,210	1,355,862.580000	1,276,822.360000
Aug-2018	994,987	1,372,638.460000	1,107,881.170000
Sep-2018	986,928	1,380,281.500000	1,104,211.810000
Oct-2018	983,967	1,278,930.350000	1,142,866.320000
Nov-2018	982,491	1,293,458.880000	1,161,290.690000
Dec-2018	1,070,326	1,195,106.870000	1,279,280.570000
Jan-2019	1,151,564	1,288,093.100000	1,378,722.410000
Feb-2019	1,133,254	1,326,825.840000	1,346,423.380000
Mar-2019	1,147,193	1,344,252.990000	1,362,041.260000
Apr-2019	1,086,392	1,391,919.280000	1,261,728.250000
May-2019	1,106,925	1,311,604.340000	1,314,109.170000
Jun-2019	1,283,368	1,398,032.370000	1,594,030.370000
Jul-2019	1,305,314	1,404,957.310000	1,653,673.590000
Aug-2019	1,479,573	1,376,219.560000	1,842,195.550000
Sep-2019	1,353,662	1,405,506.850000	1,663,593.710000
Oct-2019	1,407,131	1,441,273.460000	1,729,974.740000
Nov-2019	1,378,566	1,481,413.160000	1,642,112.950000
Dec-2019	1,487,611	1,525,793.690000	1,806,508.380000
Jan-2020	1,508,140	1,516,506.700000	1,794,890
Feb-2020	1,409,206	1,388,323.600000	1,665,314.750000
Mar-2020	1,330,854	1,204,589.060000	1,509,176.710000
Apr-2020	1,719,331	1,336,183.490000	2,104,285.470000
May-2020	1,781,570	1,400,732.060000	2,141,854.310000
Jun-2020	1,865,126	1,437,782.890000	2,298,682.310000
Jul-2020	2,135,569	1,506,568.380000	2,689,307.220000
Aug-2020	2,147,315	1,607,228.790000	2,648,027.440000
Sep-2020	2,041,882	1,551,780.800000	2,464,337.170000
Oct-2020	1,988,384	1,504,179.890000	2,352,750.620000
Nov-2020	1,853,572	1,696,506.620000	2,135,074.370000
Dec-2020	1,933,461	1,768,432.920000	2,225,901.140000
Jan-2021	1,862,696	1,750,857.040000	2,149,693.160000
Feb-2021	1,722,808	1,795,721.650000	1,886,372.870000
Mar-2021	1,753,991	1,855,469.100000	1,961,697.780000
Apr-2021	1,843,269	1,941,822.840000	2,068,586.390000
May-2021	2,040,314	1,969,795.650000	2,374,161.770000
Jun-2021	1,831,386	1,999,155.130000	2,003,158.590000
Jul-2021	1,876,804	2,034,965.660000	2,062,008.290000
Aug-2021	1,802,483	2,085,612.620000	1,918,210.370000
Sep-2021	1,683,519	1,999,016.870000	1,748,894.100000
Oct-2021	1,761,634	2,112,242.200000	1,855,133.390000
Nov-2021	1,737,148	2,065,956.720000	1,874,882.600000
Dec-2021	1,788,220	2,154,256.090000	1,942,871.510000
Jan-2022	1,692,550	2,040,272.450000	1,816,812.390000
Feb-2022	1,849,280	1,988,671.480000	2,043,107.440000
Mar-2022	2,005,174	2,043,247.310000	2,280,681.610000
Apr-2022	1,883,059	1,873,507.930000	2,096,752.890000
May-2022	1,784,387	1,874,926.840000	1,897,839.640000
Jun-2022	1,633,785	1,712,516.930000	1,613,469.760000
Jul-2022	1,574,968	1,848,484.450000	1,470,292.410000
Aug-2022	1,468,816	1,771,203.380000	1,354,592.360000
Sep-2022	1,494,373	1,606,552.490000	1,366,212.750000
Oct-2022	1,497,362	1,721,923.720000	1,364,209.450000
Nov-2022	1,730,052	1,841,649.810000	1,594,920.160000
Dec-2022	1,764,653	1,763,439.920000	1,642,225.600000
Jan-2023	1,934,059	1,888,213.980000	1,835,256.780000
Feb-2023	1,727,695	1,842,824.130000	1,545,403.420000
Mar-2023	1,956,615	1,899,766.830000	1,825,479.090000
Apr-2023	1,994,182	1,933,068.960000	1,908,861.060000
May-2023	1,866,953	1,913,770.320000	1,733,274.480000
Jun-2023	1,815,799	2,029,510.920000	1,705,870.770000
Jul-2023	1,875,357	2,097,687.790000	1,761,006.740000
Aug-2023	1,807,656	2,047,583	1,622,951.040000
Sep-2023	1,687,990	1,959,253.580000	1,487,169.660000
Oct-2023	1,738,460	1,902,404.200000	1,586,121.900000
Nov-2023	1,907,960	2,080,758.540000	1,759,116.510000
Dec-2023	1,893,078	2,182,911.810000	1,796,012.780000
Jan-2024	1,738,414	2,209,107.800000	1,588,008.360000
Feb-2024	1,646,973	2,302,768.820000	1,466,760.510000
Mar-2024	1,902,089	2,376,767.870000	1,756,828.500000
Apr-2024	1,973,608	2,288,483.530000	1,858,778.120000
May-2024	2,082,551	2,390,668.870000	1,944,930.660000
Jun-2024	2,002,581	2,439,313.960000	1,898,682.090000
Jul-2024	2,212,652	2,482,300.590000	2,153,381.290000
Aug-2024	2,270,623	2,547,909.010000	2,258,693.400000
Sep-2024	2,327,616	2,594,571.250000	2,301,811.520000
Oct-2024	2,403,729	2,543,103	2,268,013

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class I	38.28%	11.30%	9.16%
MSCI World Index	33.68%	12.03%	9.78%
FTSE Gold Mines Index	42.99%	5.57%	8.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 2,831,645,889
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 17,964,886
InvestmentCompanyPortfolioTurnover	60.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,831,645,889 Number of Portfolio Holdings31 Portfolio Turnover Rate60.97% Net Investment Advisory Fees (net of waivers and reimbursements)$17,964,886
Holdings [Text Block]
Value	Value
Common Stocks	81.3%
Commodities	16.7%
Rights	0.1%
Short-Term Investments	1.9%Footnote Reference1
Value	Value
Short-Term Investments	1.9%
Commodities	16.7%
Materials	81.4%
Canada	53.4%
United States	27.8%
Australia	9.2%
South Africa	4.0%
United Kingdom	2.4%
Mexico	1.3%
Short-Term Investments	1.9%

Largest Holdings [Text Block]
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	11.1%
Gold bullion (Precious Metal)Footnote Reference3	9.1%
Northern Star Resources Ltd. (Metals & Mining, Australia)	8.0%
Silver bullion (Precious Metal)Footnote Reference3	7.6%
Newmont Corp. (Metals & Mining, United States)	6.5%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	6.5%
Dundee Precious Metals, Inc. (Metals & Mining, Canada)	4.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.9%
Barrick Gold Corp. (Metals & Mining, Canada)	4.7%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.7%
Total	68.0%

Material Fund Change [Text Block]
C000179778
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class R6
Trading Symbol	FEURX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$99	0.83%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Gold Fund (Class R6) | $18,772	MSCI World Index | $22,590	FTSE Gold Mines Index | $15,631
Mar-2017	9,920	10,106.520000	9,875.390000
Apr-2017	9,824	10,256.170000	9,682.320000
May-2017	9,971	10,473.130000	9,760.500000
Jun-2017	9,795	10,513.420000	9,398.670000
Jul-2017	9,953	10,765.040000	9,773.310000
Aug-2017	10,522	10,780.200000	10,499.120000
Sep-2017	9,875	11,022.150000	9,800.350000
Oct-2017	9,608	11,230.450000	9,440.280000
Nov-2017	9,512	11,473.790000	9,479.960000
Dec-2017	9,864	11,628.950000	9,940.600000
Jan-2018	9,961	12,242.960000	10,223.260000
Feb-2018	9,108	11,735.770000	9,047.650000
Mar-2018	9,255	11,479.970000	9,284.550000
Apr-2018	9,290	11,611.890000	9,363.070000
May-2018	9,312	11,684.650000	9,303.550000
Jun-2018	9,136	11,679.080000	9,266.150000
Jul-2018	8,681	12,043.860000	8,799.640000
Aug-2018	7,738	12,192.880000	7,635.330000
Sep-2018	7,670	12,260.770000	7,610.040000
Oct-2018	7,647	11,360.480000	7,876.440000
Nov-2018	7,642	11,489.540000	8,003.410000
Dec-2018	8,330	10,615.900000	8,816.580000
Jan-2019	8,954	11,441.880000	9,501.920000
Feb-2019	8,818	11,785.930000	9,279.320000
Mar-2019	8,926	11,940.730000	9,386.950000
Apr-2019	8,448	12,364.140000	8,695.610000
May-2019	8,624	11,650.720000	9,056.610000
Jun-2019	9,999	12,418.440000	10,985.780000
Jul-2019	10,169	12,479.960000	11,396.830000
Aug-2019	11,515	12,224.690000	12,696.090000
Sep-2019	10,527	12,484.840000	11,465.200000
Oct-2019	10,942	12,802.550000	11,922.690000
Nov-2019	10,721	13,159.100000	11,317.160000
Dec-2019	11,570	13,553.320000	12,450.140000
Jan-2020	11,729	13,470.830000	12,370.070000
Feb-2020	10,961	12,332.200000	11,477.060000
Mar-2020	10,352	10,700.130000	10,400.980000
Apr-2020	13,373	11,869.050000	14,502.370000
May-2020	13,863	12,442.430000	14,761.290000
Jun-2020	14,506	12,771.540000	15,842.120000
Jul-2020	16,612	13,382.550000	18,534.240000
Aug-2020	16,704	14,276.690000	18,249.750000
Sep-2020	15,890	13,784.160000	16,983.790000
Oct-2020	15,475	13,361.330000	16,214.750000
Nov-2020	14,423	15,069.730000	14,714.560000
Dec-2020	15,046	15,708.640000	15,340.530000
Jan-2021	14,503	15,552.520000	14,815.310000
Feb-2021	13,411	15,951.040000	13,000.560000
Mar-2021	13,659	16,481.760000	13,519.680000
Apr-2021	14,353	17,248.830000	14,256.340000
May-2021	15,890	17,497.300000	16,362.310000
Jun-2021	14,260	17,758.100000	13,805.420000
Jul-2021	14,612	18,076.200000	14,211
Aug-2021	14,033	18,526.080000	13,219.970000
Sep-2021	13,114	17,756.870000	12,053.080000
Oct-2021	13,721	18,762.630000	12,785.260000
Nov-2021	13,536	18,351.480000	12,921.370000
Dec-2021	13,931	19,135.830000	13,389.930000
Jan-2022	13,187	18,123.340000	12,521.160000
Feb-2022	14,406	17,664.970000	14,080.740000
Mar-2022	15,625	18,149.760000	15,718.060000
Apr-2022	14,670	16,642	14,450.460000
May-2022	13,903	16,654.600000	13,079.580000
Jun-2022	12,731	15,211.950000	11,119.750000
Jul-2022	12,274	16,419.720000	10,133
Aug-2022	11,448	15,733.250000	9,335.620000
Sep-2022	11,647	14,270.690000	9,415.700000
Oct-2022	11,676	15,295.510000	9,401.900000
Nov-2022	13,486	16,359.010000	10,991.910000
Dec-2022	13,756	15,664.290000	11,317.930000
Jan-2023	15,080	16,772.630000	12,648.270000
Feb-2023	13,474	16,369.440000	10,650.650000
Mar-2023	15,255	16,875.250000	12,580.890000
Apr-2023	15,554	17,171.070000	13,155.540000
May-2023	14,564	16,999.640000	11,945.430000
Jun-2023	14,165	18,027.740000	11,756.570000
Jul-2023	14,628	18,633.340000	12,136.550000
Aug-2023	14,101	18,188.270000	11,185.100000
Sep-2023	13,169	17,403.660000	10,249.320000
Oct-2023	13,567	16,898.680000	10,931.280000
Nov-2023	14,891	18,482.970000	12,123.530000
Dec-2023	14,772	19,390.370000	12,377.810000
Jan-2024	13,568	19,623.070000	10,944.280000
Feb-2024	12,857	20,455.040000	10,108.660000
Mar-2024	14,848	21,112.360000	12,107.760000
Apr-2024	15,411	20,328.150000	12,810.380000
May-2024	16,253	21,235.840000	13,404.130000
Jun-2024	15,637	21,667.940000	13,085.390000
Jul-2024	17,279	22,049.780000	14,840.730000
Aug-2024	17,730	22,632.570000	15,566.520000
Sep-2024	18,175	23,047.060000	15,863.690000
Oct-2024	18,772	22,590	15,631

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	38.37%	11.40%	8.56%
MSCI World Index	33.68%	12.03%	11.03%
FTSE Gold Mines Index	42.99%	5.57%	6.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 2,831,645,889
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 17,964,886
InvestmentCompanyPortfolioTurnover	60.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,831,645,889 Number of Portfolio Holdings31 Portfolio Turnover Rate60.97% Net Investment Advisory Fees (net of waivers and reimbursements)$17,964,886
Holdings [Text Block]
Value	Value
Common Stocks	81.3%
Commodities	16.7%
Rights	0.1%
Short-Term Investments	1.9%Footnote Reference1
Value	Value
Short-Term Investments	1.9%
Commodities	16.7%
Materials	81.4%
Canada	53.4%
United States	27.8%
Australia	9.2%
South Africa	4.0%
United Kingdom	2.4%
Mexico	1.3%
Short-Term Investments	1.9%

Largest Holdings [Text Block]
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	11.1%
Gold bullion (Precious Metal)Footnote Reference3	9.1%
Northern Star Resources Ltd. (Metals & Mining, Australia)	8.0%
Silver bullion (Precious Metal)Footnote Reference3	7.6%
Newmont Corp. (Metals & Mining, United States)	6.5%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	6.5%
Dundee Precious Metals, Inc. (Metals & Mining, Canada)	4.9%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.9%
Barrick Gold Corp. (Metals & Mining, Canada)	4.7%
Alamos Gold, Inc., Class A (Metals & Mining, Canada)	4.7%
Total	68.0%

Material Fund Change [Text Block]
C000109583
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class A
Trading Symbol	FEBAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$128	1.17%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Income Builder Fund (Class A) | $15,981	Bloomberg U.S. Aggregate Bond Index | $11,593	MSCI World Index | $25,431	Composite Index | $19,014
Oct-2014	10,000	10,000	10,000	10,000
Nov-2014	9,537.050000	10,070.940000	10,200.410000	10,148.620000
Dec-2014	9,270.970000	10,080.360000	10,035.930000	10,054.230000
Jan-2015	9,355.330000	10,291.740000	9,854.080000	10,029.250000
Feb-2015	9,644.410000	10,194.970000	10,431.420000	10,344.090000
Mar-2015	9,493.960000	10,242.310000	10,268.130000	10,266.150000
Apr-2015	9,723.710000	10,205.560000	10,508.940000	10,395.880000
May-2015	9,737.330000	10,180.980000	10,545.140000	10,407.350000
Jun-2015	9,546.470000	10,069.970000	10,299.940000	10,216.760000
Jul-2015	9,494.920000	10,139.970000	10,484.830000	10,355.210000
Aug-2015	9,209.130000	10,125.410000	9,791	9,938.110000
Sep-2015	8,964.160000	10,193.900000	9,429.860000	9,745.060000
Oct-2015	9,364.860000	10,195.590000	10,177.120000	10,209.050000
Nov-2015	9,280.580000	10,168.660000	10,126.490000	10,167.790000
Dec-2015	9,054.130000	10,135.800000	9,948.490000	10,047.410000
Jan-2016	8,782.510000	10,275.280000	9,353.330000	9,742.070000
Feb-2016	8,841.350000	10,348.170000	9,283.720000	9,726.210000
Mar-2016	9,347.960000	10,443.110000	9,913.700000	10,157.910000
Apr-2016	9,643.360000	10,483.200000	10,070.570000	10,269.940000
May-2016	9,582.600000	10,485.890000	10,127.130000	10,305.610000
Jun-2016	9,596.980000	10,674.300000	10,013.650000	10,310.390000
Jul-2016	9,892.560000	10,741.780000	10,436.720000	10,597.820000
Aug-2016	9,958.840000	10,729.500000	10,445.390000	10,598.260000
Sep-2016	10,002.660000	10,723.210000	10,500.870000	10,629.550000
Oct-2016	9,904.640000	10,641.190000	10,297.650000	10,473.600000
Nov-2016	9,810.540000	10,389.490000	10,445.720000	10,464.870000
Dec-2016	9,971.440000	10,404.140000	10,695.670000	10,621.020000
Jan-2017	10,165.880000	10,424.550000	10,953.810000	10,783.160000
Feb-2017	10,304.130000	10,494.620000	11,257.710000	10,991.640000
Mar-2017	10,424.690000	10,489.110000	11,377.630000	11,059.590000
Apr-2017	10,556.040000	10,570.060000	11,546.090000	11,191.980000
May-2017	10,727.050000	10,651.420000	11,790.340000	11,368.490000
Jun-2017	10,781.760000	10,640.700000	11,835.710000	11,390.160000
Jul-2017	10,869.090000	10,686.490000	12,118.960000	11,573.320000
Aug-2017	10,879.960000	10,782.340000	12,136.030000	11,624.630000
Sep-2017	11,023.580000	10,730.990000	12,408.410000	11,759.020000
Oct-2017	11,131.610000	10,737.200000	12,642.910000	11,895.080000
Nov-2017	11,206.190000	10,723.420000	12,916.860000	12,043.620000
Dec-2017	11,263.340000	10,772.640000	13,091.540000	12,163.450000
Jan-2018	11,549.430000	10,648.570000	13,782.770000	12,492.760000
Feb-2018	11,205.260000	10,547.630000	13,211.790000	12,134.860000
Mar-2018	11,186.210000	10,615.270000	12,923.820000	12,007.290000
Apr-2018	11,196.280000	10,536.320000	13,072.330000	12,054.360000
May-2018	11,228.740000	10,611.510000	13,154.240000	12,134.090000
Jun-2018	11,146.770000	10,598.460000	13,147.970000	12,124.650000
Jul-2018	11,336.270000	10,600.980000	13,558.630000	12,353.020000
Aug-2018	11,225.170000	10,669.200000	13,726.380000	12,476.520000
Sep-2018	11,261.090000	10,600.490000	13,802.820000	12,486.070000
Oct-2018	10,837.680000	10,516.720000	12,789.300000	11,896.500000
Nov-2018	10,853.930000	10,579.500000	12,934.590000	12,006
Dec-2018	10,531.570000	10,773.860000	11,951.070000	11,546.470000
Jan-2019	11,045.510000	10,888.270000	12,880.930000	12,134.550000
Feb-2019	11,243.230000	10,881.960000	13,268.260000	12,350.670000
Mar-2019	11,310.690000	11,090.920000	13,442.530000	12,542.860000
Apr-2019	11,458.860000	11,093.760000	13,919.190000	12,811
May-2019	11,119.670000	11,290.690000	13,116.040000	12,458.450000
Jun-2019	11,583.370000	11,432.480000	13,980.320000	13,013.600000
Jul-2019	11,524.290000	11,457.630000	14,049.570000	13,063.720000
Aug-2019	11,444.770000	11,754.510000	13,762.200000	13,038.800000
Sep-2019	11,603.850000	11,691.910000	14,055.070000	13,177.510000
Oct-2019	11,747.740000	11,727.130000	14,412.730000	13,394.580000
Nov-2019	11,805.310000	11,721.160000	14,814.130000	13,615.680000
Dec-2019	12,074.470000	11,712.990000	15,257.940000	13,856.630000
Jan-2020	11,818.490000	11,938.400000	15,165.070000	13,912.690000
Feb-2020	11,253.570000	12,153.270000	13,883.240000	13,307.270000
Mar-2020	10,168.720000	12,081.750000	12,045.890000	12,219.270000
Apr-2020	10,877.480000	12,296.520000	13,361.830000	13,107.090000
May-2020	11,052.610000	12,353.770000	14,007.320000	13,511.400000
Jun-2020	11,219.500000	12,431.590000	14,377.830000	13,759.880000
Jul-2020	11,588.620000	12,617.280000	15,065.680000	14,237.070000
Aug-2020	11,783.310000	12,515.430000	16,072.290000	14,761.850000
Sep-2020	11,578.280000	12,508.570000	15,517.810000	14,453.050000
Oct-2020	11,352.510000	12,452.720000	15,041.800000	14,161.220000
Nov-2020	12,261.840000	12,574.910000	16,965.070000	15,303.210000
Dec-2020	12,637.060000	12,592.240000	17,684.330000	15,700.930000
Jan-2021	12,510.690000	12,501.950000	17,508.570000	15,562.270000
Feb-2021	12,576.990000	12,321.420000	17,957.220000	15,711.650000
Mar-2021	13,033.540000	12,167.560000	18,554.690000	15,946.830000
Apr-2021	13,449.310000	12,263.690000	19,418.230000	16,442.520000
May-2021	13,909.270000	12,303.750000	19,697.960000	16,606.120000
Jun-2021	13,786.870000	12,390.200000	19,991.550000	16,801.300000
Jul-2021	13,797.900000	12,528.740000	20,349.660000	17,057.020000
Aug-2021	13,735.810000	12,504.880000	20,856.130000	17,298.740000
Sep-2021	13,378.680000	12,396.620000	19,990.170000	16,807.880000
Oct-2021	13,780.040000	12,393.200000	21,122.420000	17,377.230000
Nov-2021	13,323.920000	12,429.860000	20,659.570000	17,169.320000
Dec-2021	13,879.530000	12,398.060000	21,542.560000	17,592.040000
Jan-2022	13,957.250000	12,130.950000	20,402.720000	16,881.950000
Feb-2022	13,888.860000	11,995.620000	19,886.710000	16,550.440000
Mar-2022	13,831.920000	11,662.360000	20,432.470000	16,639.040000
Apr-2022	13,463.990000	11,219.790000	18,735.080000	15,557.110000
May-2022	13,746.730000	11,292.130000	18,749.270000	15,604.310000
Jun-2022	12,887.560000	11,114.980000	17,125.170000	14,695.380000
Jul-2022	13,350.230000	11,386.570000	18,484.840000	15,539.070000
Aug-2022	12,866.950000	11,064.830000	17,712.030000	14,973.640000
Sep-2022	12,049.900000	10,586.760000	16,065.520000	13,879.690000
Oct-2022	12,646.370000	10,449.630000	17,219.240000	14,405.820000
Nov-2022	13,481.030000	10,833.930000	18,416.500000	15,218.720000
Dec-2022	13,388.010000	10,785.060000	17,634.400000	14,803.490000
Jan-2023	14,110.960000	11,116.850000	18,882.140000	15,614.110000
Feb-2023	13,708.800000	10,829.420000	18,428.240000	15,227.430000
Mar-2023	13,934.990000	11,104.510000	18,997.670000	15,664.470000
Apr-2023	14,229.020000	11,171.810000	19,330.690000	15,867.200000
May-2023	13,743.810000	11,050.170000	19,137.700000	15,703.040000
Jun-2023	14,134.140000	11,010.750000	20,295.110000	16,250.450000
Jul-2023	14,371.590000	11,003.080000	20,976.880000	16,573.460000
Aug-2023	14,117.210000	10,932.800000	20,475.830000	16,293.590000
Sep-2023	13,748.750000	10,654.980000	19,592.540000	15,706.240000
Oct-2023	13,450.400000	10,486.830000	19,024.040000	15,333.660000
Nov-2023	14,024.740000	10,961.740000	20,807.590000	16,473.960000
Dec-2023	14,480.540000	11,381.340000	21,829.120000	17,211.470000
Jan-2024	14,474.750000	11,350.090000	22,091.080000	17,316.490000
Feb-2024	14,470.410000	11,189.730000	23,027.690000	17,659.140000
Mar-2024	14,868.340000	11,293.060000	23,767.680000	18,064.850000
Apr-2024	14,706.280000	11,007.810000	22,884.840000	17,479.720000
May-2024	15,100.410000	11,194.430000	23,906.690000	18,066.560000
Jun-2024	14,943.360000	11,300.410000	24,393.140000	18,355.550000
Jul-2024	15,535.120000	11,564.350000	24,823.010000	18,721.120000
Aug-2024	16,038.460000	11,730.530000	25,479.090000	19,125.610000
Sep-2024	16,282.240000	11,887.600000	25,945.710000	19,438.200000
Oct-2024	15,981	11,593	25,431	19,014

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	18.89%	6.34%	5.33%
Class A - with sales charge	12.83%	5.25%	4.80%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI World Index	33.68%	12.03%	9.78%
Composite Index	24.00%	7.26%	6.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,758,899,230
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 12,900,132
InvestmentCompanyPortfolioTurnover	14.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,758,899,230 Number of Portfolio Holdings289 Portfolio Turnover Rate14.66% Net Investment Advisory Fees (net of waivers and reimbursements)$12,900,132
Holdings [Text Block]
Value	Value
Common Stocks	63.8%
Corporate Bonds	11.7%
U.S. Treasury Obligations	9.6%
Commodities	7.6%
Preferred Stocks	1.8%
Convertible Preferred Stocks	1.5%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.9%
Asset-Backed Securities	0.2%
Municipal Bonds	0.2%
Loan Assignments	0.1%
Short-Term Investments	1.6%Footnote Reference1
Value	Value
Short-Term Investments	1.6%
OthersFootnote Reference3	7.1%
Information Technology	4.3%
Real Estate	4.6%
Materials	5.0%
Energy	7.3%
Commodities	7.6%
Industrials	7.6%
Health Care	7.8%
U.S. Treasury Obligations	9.6%
Financials	13.9%
Consumer Staples	23.6%
United States	55.4%
United Kingdom	9.9%
Canada	5.1%
Switzerland	4.6%
Mexico	3.3%
Hong Kong	3.2%
South Korea	3.1%
Japan	2.7%
Brazil	1.9%
France	1.6%
OthersFootnote Reference5	7.6%
Short-Term Investments	1.6%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)	7.5%
Unilever plc (Personal Care Products, United Kingdom)	3.0%
Philip Morris International, Inc. (Tobacco, United States)	3.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.6%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Nestle SA (Registered) (Food Products, Switzerland)	2.1%
KT&G Corp. (Tobacco, South Korea)	1.9%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.7%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.4%
Power Corp. of Canada (Insurance, Canada)	1.4%
Total	27.0%

Material Fund Change [Text Block]
C000109584
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class C
Trading Symbol	FEBCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$211	1.94%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Income Builder Fund (Class C) | $15,577	Bloomberg U.S. Aggregate Bond Index | $11,593	MSCI World Index | $25,431	Composite Index | $19,014
Oct-2014	10,000	10,000	10,000	10,000
Nov-2014	10,033	10,070.940000	10,200.410000	10,148.620000
Dec-2014	9,746.060000	10,080.360000	10,035.930000	10,054.230000
Jan-2015	9,828.900000	10,291.740000	9,854.080000	10,029.250000
Feb-2015	10,127.700000	10,194.970000	10,431.420000	10,344.090000
Mar-2015	9,962.620000	10,242.310000	10,268.130000	10,266.150000
Apr-2015	10,198.730000	10,205.560000	10,508.940000	10,395.880000
May-2015	10,205.870000	10,180.980000	10,545.140000	10,407.350000
Jun-2015	9,998.690000	10,069.970000	10,299.940000	10,216.760000
Jul-2015	9,938.700000	10,139.970000	10,484.830000	10,355.210000
Aug-2015	9,632.590000	10,125.410000	9,791	9,938.110000
Sep-2015	9,378.280000	10,193.900000	9,429.860000	9,745.060000
Oct-2015	9,789.990000	10,195.590000	10,177.120000	10,209.050000
Nov-2015	9,686.220000	10,168.660000	10,126.490000	10,167.790000
Dec-2015	9,443.090000	10,135.800000	9,948.490000	10,047.410000
Jan-2016	9,153.190000	10,275.280000	9,353.330000	9,742.070000
Feb-2016	9,209.030000	10,348.170000	9,283.720000	9,726.210000
Mar-2016	9,732.100000	10,443.110000	9,913.700000	10,157.910000
Apr-2016	10,034.770000	10,483.200000	10,070.570000	10,269.940000
May-2016	9,964.520000	10,485.890000	10,127.130000	10,305.610000
Jun-2016	9,973.490000	10,674.300000	10,013.650000	10,310.390000
Jul-2016	10,274.690000	10,741.780000	10,436.720000	10,597.820000
Aug-2016	10,337.370000	10,729.500000	10,445.390000	10,598.260000
Sep-2016	10,376.650000	10,723.210000	10,500.870000	10,629.550000
Oct-2016	10,267.690000	10,641.190000	10,297.650000	10,473.600000
Nov-2016	10,162.960000	10,389.490000	10,445.720000	10,464.870000
Dec-2016	10,323.540000	10,404.140000	10,695.670000	10,621.020000
Jan-2017	10,518.650000	10,424.550000	10,953.810000	10,783.160000
Feb-2017	10,655.390000	10,494.620000	11,257.710000	10,991.640000
Mar-2017	10,773.670000	10,489.110000	11,377.630000	11,059.590000
Apr-2017	10,902.950000	10,570.060000	11,546.090000	11,191.980000
May-2017	11,073.040000	10,651.420000	11,790.340000	11,368.490000
Jun-2017	11,122.870000	10,640.700000	11,835.710000	11,390.160000
Jul-2017	11,206.290000	10,686.490000	12,118.960000	11,573.320000
Aug-2017	11,200.690000	10,782.340000	12,136.030000	11,624.630000
Sep-2017	11,342.930000	10,730.990000	12,408.410000	11,759.020000
Oct-2017	11,457.500000	10,737.200000	12,642.910000	11,895.080000
Nov-2017	11,518.220000	10,723.420000	12,916.860000	12,043.620000
Dec-2017	11,579.270000	10,772.640000	13,091.540000	12,163.450000
Jan-2018	11,857.170000	10,648.570000	13,782.770000	12,492.760000
Feb-2018	11,496.710000	10,547.630000	13,211.790000	12,134.860000
Mar-2018	11,479.470000	10,615.270000	12,923.820000	12,007.290000
Apr-2018	11,482.910000	10,536.320000	13,072.330000	12,054.360000
May-2018	11,508.180000	10,611.510000	13,154.240000	12,134.090000
Jun-2018	11,417.260000	10,598.460000	13,147.970000	12,124.650000
Jul-2018	11,594.230000	10,600.980000	13,558.630000	12,353.020000
Aug-2018	11,482.920000	10,669.200000	13,726.380000	12,476.520000
Sep-2018	11,512.780000	10,600.490000	13,802.820000	12,486.070000
Oct-2018	11,071.840000	10,516.720000	12,789.300000	11,896.500000
Nov-2018	11,081.800000	10,579.500000	12,934.590000	12,006
Dec-2018	10,744.920000	10,773.860000	11,951.070000	11,546.470000
Jan-2019	11,263.900000	10,888.270000	12,880.930000	12,134.550000
Feb-2019	11,459.890000	10,881.960000	13,268.260000	12,350.670000
Mar-2019	11,521.770000	11,090.920000	13,442.530000	12,542.860000
Apr-2019	11,664.640000	11,093.760000	13,919.190000	12,811
May-2019	11,310.040000	11,290.690000	13,116.040000	12,458.450000
Jun-2019	11,766.960000	11,432.480000	13,980.320000	13,013.600000
Jul-2019	11,709.300000	11,457.630000	14,049.570000	13,063.720000
Aug-2019	11,619.140000	11,754.510000	13,762.200000	13,038.800000
Sep-2019	11,763.220000	11,691.910000	14,055.070000	13,177.510000
Oct-2019	11,904.380000	11,727.130000	14,412.730000	13,394.580000
Nov-2019	11,955.570000	11,721.160000	14,814.130000	13,615.680000
Dec-2019	12,218.590000	11,712.990000	15,257.940000	13,856.630000
Jan-2020	11,962	11,938.400000	15,165.070000	13,912.690000
Feb-2020	11,381.840000	12,153.270000	13,883.240000	13,307.270000
Mar-2020	10,283.500000	12,081.750000	12,045.890000	12,219.270000
Apr-2020	10,984.830000	12,296.520000	13,361.830000	13,107.090000
May-2020	11,155.090000	12,353.770000	14,007.320000	13,511.400000
Jun-2020	11,316.840000	12,431.590000	14,377.830000	13,759.880000
Jul-2020	11,683.510000	12,617.280000	15,065.680000	14,237.070000
Aug-2020	11,872.780000	12,515.430000	16,072.290000	14,761.850000
Sep-2020	11,655.510000	12,508.570000	15,517.810000	14,453.050000
Oct-2020	11,410.740000	12,452.720000	15,041.800000	14,161.220000
Nov-2020	12,322.460000	12,574.910000	16,965.070000	15,303.210000
Dec-2020	12,699.530000	12,592.240000	17,684.330000	15,700.930000
Jan-2021	12,558.570000	12,501.950000	17,508.570000	15,562.270000
Feb-2021	12,625.130000	12,321.420000	17,957.220000	15,711.650000
Mar-2021	13,074.580000	12,167.560000	18,554.690000	15,946.830000
Apr-2021	13,473.350000	12,263.690000	19,418.230000	16,442.520000
May-2021	13,927.410000	12,303.750000	19,697.960000	16,606.120000
Jun-2021	13,803.450000	12,390.200000	19,991.550000	16,801.300000
Jul-2021	13,796.550000	12,528.740000	20,349.660000	17,057.020000
Aug-2021	13,723.430000	12,504.880000	20,856.130000	17,298.740000
Sep-2021	13,363.880000	12,396.620000	19,990.170000	16,807.880000
Oct-2021	13,747.420000	12,393.200000	21,122.420000	17,377.230000
Nov-2021	13,292.380000	12,429.860000	20,659.570000	17,169.320000
Dec-2021	13,833.380000	12,398.060000	21,542.560000	17,592.040000
Jan-2022	13,908.080000	12,130.950000	20,402.720000	16,881.950000
Feb-2022	13,837.150000	11,995.620000	19,886.710000	16,550.440000
Mar-2022	13,758.280000	11,662.360000	20,432.470000	16,639.040000
Apr-2022	13,385.430000	11,219.790000	18,735.080000	15,557.110000
May-2022	13,657.150000	11,292.130000	18,749.270000	15,604.310000
Jun-2022	12,789.920000	11,114.980000	17,125.170000	14,695.380000
Jul-2022	13,250.360000	11,386.570000	18,484.840000	15,539.070000
Aug-2022	12,752.150000	11,064.830000	17,712.030000	14,973.640000
Sep-2022	11,938.560000	10,586.760000	16,065.520000	13,879.690000
Oct-2022	12,516.390000	10,449.630000	17,219.240000	14,405.820000
Nov-2022	13,339.960000	10,833.930000	18,416.500000	15,218.720000
Dec-2022	13,238.580000	10,785.060000	17,634.400000	14,803.490000
Jan-2023	13,952.140000	11,116.850000	18,882.140000	15,614.110000
Feb-2023	13,536.370000	10,829.420000	18,428.240000	15,227.430000
Mar-2023	13,751.590000	11,104.510000	18,997.670000	15,664.470000
Apr-2023	14,032.130000	11,171.810000	19,330.690000	15,867.200000
May-2023	13,549.420000	11,050.170000	19,137.700000	15,703.040000
Jun-2023	13,923.380000	11,010.750000	20,295.110000	16,250.450000
Jul-2023	14,148.940000	11,003.080000	20,976.880000	16,573.460000
Aug-2023	13,881.530000	10,932.800000	20,475.830000	16,293.590000
Sep-2023	13,513.670000	10,654.980000	19,592.540000	15,706.240000
Oct-2023	13,224.480000	10,486.830000	19,024.040000	15,333.660000
Nov-2023	13,775.940000	10,961.740000	20,807.590000	16,473.960000
Dec-2023	14,209.880000	11,381.340000	21,829.120000	17,211.470000
Jan-2024	14,188.560000	11,350.090000	22,091.080000	17,316.490000
Feb-2024	14,174.370000	11,189.730000	23,027.690000	17,659.140000
Mar-2024	14,562.750000	11,293.060000	23,767.680000	18,064.850000
Apr-2024	14,395.280000	11,007.810000	22,884.840000	17,479.720000
May-2024	14,769.560000	11,194.430000	23,906.690000	18,066.560000
Jun-2024	14,596.750000	11,300.410000	24,393.140000	18,355.550000
Jul-2024	15,161.650000	11,564.350000	24,823.010000	18,721.120000
Aug-2024	15,651.370000	11,730.530000	25,479.090000	19,125.610000
Sep-2024	15,878.320000	11,887.600000	25,945.710000	19,438.200000
Oct-2024	15,577	11,593	25,431	19,014

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	17.79%	5.52%	4.53%
Class C - with sales charge	16.79%	5.52%	4.53%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI World Index	33.68%	12.03%	9.78%
Composite Index	24.00%	7.26%	6.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,758,899,230
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 12,900,132
InvestmentCompanyPortfolioTurnover	14.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,758,899,230 Number of Portfolio Holdings289 Portfolio Turnover Rate14.66% Net Investment Advisory Fees (net of waivers and reimbursements)$12,900,132
Holdings [Text Block]
Value	Value
Common Stocks	63.8%
Corporate Bonds	11.7%
U.S. Treasury Obligations	9.6%
Commodities	7.6%
Preferred Stocks	1.8%
Convertible Preferred Stocks	1.5%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.9%
Asset-Backed Securities	0.2%
Municipal Bonds	0.2%
Loan Assignments	0.1%
Short-Term Investments	1.6%Footnote Reference1
Value	Value
Short-Term Investments	1.6%
OthersFootnote Reference3	7.1%
Information Technology	4.3%
Real Estate	4.6%
Materials	5.0%
Energy	7.3%
Commodities	7.6%
Industrials	7.6%
Health Care	7.8%
U.S. Treasury Obligations	9.6%
Financials	13.9%
Consumer Staples	23.6%
United States	55.4%
United Kingdom	9.9%
Canada	5.1%
Switzerland	4.6%
Mexico	3.3%
Hong Kong	3.2%
South Korea	3.1%
Japan	2.7%
Brazil	1.9%
France	1.6%
OthersFootnote Reference5	7.6%
Short-Term Investments	1.6%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)	7.5%
Unilever plc (Personal Care Products, United Kingdom)	3.0%
Philip Morris International, Inc. (Tobacco, United States)	3.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.6%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Nestle SA (Registered) (Food Products, Switzerland)	2.1%
KT&G Corp. (Tobacco, South Korea)	1.9%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.7%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.4%
Power Corp. of Canada (Insurance, Canada)	1.4%
Total	27.0%

Material Fund Change [Text Block]
C000109585
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class I
Trading Symbol	FEBIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$105	0.96%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Income Builder Fund (Class I) | $1,722,497	Bloomberg U.S. Aggregate Bond Index | $1,159,280	MSCI World Index | $2,543,103	Composite Index | $1,901,403
Oct-2014	1,000,000	1,000,000	1,000,000	1,000,000
Nov-2014	1,004,100	1,007,093.990000	1,020,040.930000	1,014,862.150000
Dec-2014	976,186.020000	1,008,035.880000	1,003,592.650000	1,005,422.960000
Jan-2015	984,385.980000	1,029,173.600000	985,407.900000	1,002,925.370000
Feb-2015	1,015,984.770000	1,019,496.910000	1,043,141.600000	1,034,409.430000
Mar-2015	999,424.220000	1,024,230.990000	1,026,812.730000	1,026,615.450000
Apr-2015	1,023,910.110000	1,020,555.920000	1,050,894.140000	1,039,588.080000
May-2015	1,025,548.370000	1,018,098.110000	1,054,514.170000	1,040,735.270000
Jun-2015	1,005,550.180000	1,006,997.170000	1,029,994.290000	1,021,676.470000
Jul-2015	1,000,421.870000	1,013,996.950000	1,048,482.690000	1,035,520.650000
Aug-2015	970,409.220000	1,012,540.820000	979,099.770000	993,810.740000
Sep-2015	945,663.780000	1,019,389.910000	942,986.340000	974,506.080000
Oct-2015	987,934.950000	1,019,559.190000	1,017,712.460000	1,020,905.130000
Nov-2015	979,241.120000	1,016,865.760000	1,012,648.690000	1,016,778.540000
Dec-2015	955,445.560000	1,013,579.630000	994,848.970000	1,004,740.810000
Jan-2016	926,954.660000	1,027,527.660000	935,332.940000	974,206.690000
Feb-2016	932,449.270000	1,034,816.800000	928,371.650000	972,620.680000
Mar-2016	986,291.690000	1,044,311.240000	991,370.080000	1,015,790.880000
Apr-2016	1,018,712.080000	1,048,319.750000	1,007,056.990000	1,026,994.490000
May-2016	1,012,520.450000	1,048,588.640000	1,012,713.250000	1,030,560.800000
Jun-2016	1,014,312.110000	1,067,429.510000	1,001,365.380000	1,031,038.870000
Jul-2016	1,045,816.640000	1,074,178.010000	1,043,671.510000	1,059,782.110000
Aug-2016	1,052,148.020000	1,072,949.670000	1,044,538.900000	1,059,825.830000
Sep-2016	1,056,977.380000	1,072,321.060000	1,050,087.410000	1,062,955.290000
Oct-2016	1,046,724.700000	1,064,118.980000	1,029,765.180000	1,047,360.360000
Nov-2016	1,036,990.160000	1,038,948.610000	1,044,572.200000	1,046,486.780000
Dec-2016	1,054,307.890000	1,040,413.930000	1,069,567.120000	1,062,101.600000
Jan-2017	1,076,132.070000	1,042,455.370000	1,095,381.290000	1,078,315.590000
Feb-2017	1,090,014.170000	1,049,461.730000	1,125,770.920000	1,099,164.250000
Mar-2017	1,104,075.350000	1,048,911.390000	1,137,762.520000	1,105,958.600000
Apr-2017	1,117,324.260000	1,057,005.870000	1,154,609.230000	1,119,197.960000
May-2017	1,136,653.970000	1,065,141.800000	1,179,034.400000	1,136,849.450000
Jun-2017	1,141,768.910000	1,064,069.770000	1,183,570.740000	1,139,016.190000
Jul-2017	1,151,245.590000	1,068,648.640000	1,211,896.470000	1,157,332.400000
Aug-2017	1,152,627.080000	1,078,234.170000	1,213,603.030000	1,162,462.630000
Sep-2017	1,168,187.550000	1,073,098.670000	1,240,841.420000	1,175,902.320000
Oct-2017	1,179,869.430000	1,073,720.340000	1,264,291.420000	1,189,508.460000
Nov-2017	1,188,010.530000	1,072,342.100000	1,291,685.500000	1,204,361.940000
Dec-2017	1,194,306.980000	1,077,263.670000	1,309,153.590000	1,216,345.240000
Jan-2018	1,225,120.100000	1,064,856.980000	1,378,277.170000	1,249,275.820000
Feb-2018	1,188,734.030000	1,054,762.710000	1,321,178.620000	1,213,486.220000
Mar-2018	1,186,950.930000	1,061,526.900000	1,292,381.630000	1,200,729.240000
Apr-2018	1,188,256.580000	1,053,631.830000	1,307,232.610000	1,205,435.760000
May-2018	1,191,940.170000	1,061,151.430000	1,315,424.290000	1,213,409.230000
Jun-2018	1,184,430.950000	1,059,846.270000	1,314,796.820000	1,212,464.970000
Jul-2018	1,203,737.180000	1,060,098.330000	1,355,862.580000	1,235,302.060000
Aug-2018	1,192,181.300000	1,066,919.560000	1,372,638.460000	1,247,652.020000
Sep-2018	1,196,234.720000	1,060,049.090000	1,380,281.500000	1,248,606.560000
Oct-2018	1,152,332.900000	1,051,672.150000	1,278,930.350000	1,189,650.230000
Nov-2018	1,154,291.870000	1,057,950.170000	1,293,458.880000	1,200,599.500000
Dec-2018	1,120,240.260000	1,077,386.110000	1,195,106.870000	1,154,647.430000
Jan-2019	1,174,235.840000	1,088,827.360000	1,288,093.100000	1,213,455.070000
Feb-2019	1,195,489.510000	1,088,196.430000	1,326,825.840000	1,235,066.850000
Mar-2019	1,202,901.540000	1,109,091.890000	1,344,252.990000	1,254,286.280000
Apr-2019	1,219,862.450000	1,109,375.810000	1,391,919.280000	1,281,100.390000
May-2019	1,183,876.510000	1,129,068.970000	1,311,604.340000	1,245,844.650000
Jun-2019	1,232,533.830000	1,143,248.010000	1,398,032.370000	1,301,359.750000
Jul-2019	1,226,494.420000	1,145,762.690000	1,404,957.310000	1,306,372.380000
Aug-2019	1,219,258.100000	1,175,451.340000	1,376,219.560000	1,303,879.760000
Sep-2019	1,235,474.230000	1,169,190.960000	1,405,506.850000	1,317,750.710000
Oct-2019	1,251,041.210000	1,172,712.680000	1,441,273.460000	1,339,458.450000
Nov-2019	1,257,546.620000	1,172,115.590000	1,481,413.160000	1,361,568.130000
Dec-2019	1,286,470.200000	1,171,298.630000	1,525,793.690000	1,385,662.650000
Jan-2020	1,259,454.320000	1,193,839.740000	1,516,506.700000	1,391,268.790000
Feb-2020	1,200,385.910000	1,215,327.140000	1,388,323.600000	1,330,726.720000
Mar-2020	1,084,668.710000	1,208,175.170000	1,204,589.060000	1,221,927.080000
Apr-2020	1,160,595.520000	1,229,651.880000	1,336,183.490000	1,310,708.660000
May-2020	1,179,513.230000	1,235,377.020000	1,400,732.060000	1,351,140.430000
Jun-2020	1,196,498.220000	1,243,158.890000	1,437,782.890000	1,375,988.310000
Jul-2020	1,236,221.960000	1,261,727.970000	1,506,568.380000	1,423,707.060000
Aug-2020	1,258,350.330000	1,251,543.490000	1,607,228.790000	1,476,184.730000
Sep-2020	1,236,580.870000	1,250,857.400000	1,551,780.800000	1,445,304.780000
Oct-2020	1,211,601.940000	1,245,272.050000	1,504,179.890000	1,416,122.490000
Nov-2020	1,309,135.900000	1,257,490.960000	1,696,506.620000	1,530,321.170000
Dec-2020	1,349,719.110000	1,259,223.740000	1,768,432.920000	1,570,093.020000
Jan-2021	1,336,491.860000	1,250,195.260000	1,750,857.040000	1,556,227.280000
Feb-2021	1,344,911.760000	1,232,141.810000	1,795,721.650000	1,571,164.600000
Mar-2021	1,392,925.110000	1,216,756.490000	1,855,469.100000	1,594,682.750000
Apr-2021	1,437,777.300000	1,226,368.740000	1,941,822.840000	1,644,251.910000
May-2021	1,486,230.390000	1,230,375.460000	1,969,795.650000	1,660,612.420000
Jun-2021	1,474,489.170000	1,239,020.040000	1,999,155.130000	1,680,130.070000
Jul-2021	1,475,816.210000	1,252,873.640000	2,034,965.660000	1,705,701.880000
Aug-2021	1,469,470.200000	1,250,488.200000	2,085,612.620000	1,729,874.110000
Sep-2021	1,430,382.300000	1,239,661.630000	1,999,016.870000	1,680,788.120000
Oct-2021	1,473,722.880000	1,239,319.760000	2,112,242.200000	1,737,723.130000
Nov-2021	1,426,121.630000	1,242,986.380000	2,065,956.720000	1,716,932.400000
Dec-2021	1,486,018.740000	1,239,805.860000	2,154,256.090000	1,759,204.310000
Jan-2022	1,494,637.650000	1,213,095.320000	2,040,272.450000	1,688,195.450000
Feb-2022	1,487,463.390000	1,199,561.720000	1,988,671.480000	1,655,043.960000
Mar-2022	1,481,662.280000	1,166,235.700000	2,043,247.310000	1,663,903.880000
Apr-2022	1,442,250.060000	1,121,979.340000	1,873,507.930000	1,555,711.490000
May-2022	1,472,969.990000	1,129,213.490000	1,874,926.840000	1,560,430.710000
Jun-2022	1,380,762.070000	1,111,498.310000	1,712,516.930000	1,469,538.080000
Jul-2022	1,430,883.730000	1,138,657.370000	1,848,484.450000	1,553,906.670000
Aug-2022	1,379,228.830000	1,106,482.790000	1,771,203.380000	1,497,364.170000
Sep-2022	1,291,371.950000	1,058,675.630000	1,606,552.490000	1,387,968.980000
Oct-2022	1,355,940.550000	1,044,963.290000	1,721,923.720000	1,440,582.460000
Nov-2022	1,446,110.600000	1,083,392.540000	1,841,649.810000	1,521,872.410000
Dec-2022	1,436,277.040000	1,078,505.560000	1,763,439.920000	1,480,348.580000
Jan-2023	1,514,410.520000	1,111,684.770000	1,888,213.980000	1,561,411.370000
Feb-2023	1,471,401.260000	1,082,941.720000	1,842,824.130000	1,522,742.610000
Mar-2023	1,496,120.800000	1,110,451.140000	1,899,766.830000	1,566,446.550000
Apr-2023	1,528,137.780000	1,117,181.250000	1,933,068.960000	1,586,719.560000
May-2023	1,476,028.290000	1,105,016.630000	1,913,770.320000	1,570,304.120000
Jun-2023	1,518,242.690000	1,101,075.450000	2,029,510.920000	1,625,044.950000
Jul-2023	1,544,204.640000	1,100,307.930000	2,097,687.790000	1,657,345.700000
Aug-2023	1,517,026.640000	1,093,279.910000	2,047,583	1,629,359.160000
Sep-2023	1,477,432.250000	1,065,497.770000	1,959,253.580000	1,570,624.470000
Oct-2023	1,446,553.910000	1,048,682.970000	1,902,404.200000	1,533,366.160000
Nov-2023	1,508,900.390000	1,096,173.920000	2,080,758.540000	1,647,396.100000
Dec-2023	1,557,185.200000	1,138,134.360000	2,182,911.810000	1,721,146.970000
Jan-2024	1,556,873.760000	1,135,008.880000	2,209,107.800000	1,731,649.110000
Feb-2024	1,556,718.070000	1,118,973.200000	2,302,768.820000	1,765,913.780000
Mar-2024	1,599,994.840000	1,129,305.700000	2,376,767.870000	1,806,484.690000
Apr-2024	1,582,714.890000	1,100,781.140000	2,288,483.530000	1,747,972.250000
May-2024	1,625,606.470000	1,119,442.970000	2,390,668.870000	1,806,656.040000
Jun-2024	1,608,862.720000	1,130,041.050000	2,439,313.960000	1,835,554.690000
Jul-2024	1,671,930.140000	1,156,435.440000	2,482,300.590000	1,872,112.080000
Aug-2024	1,726,769.450000	1,173,053.280000	2,547,909.010000	1,912,561.390000
Sep-2024	1,753,534.370000	1,188,759.700000	2,594,571.250000	1,943,820.490000
Oct-2024	1,722,497	1,159,280	2,543,103	1,901,403

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class I	19.06%	6.61%	5.60%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI World Index	33.68%	12.03%	9.78%
Composite Index	24.00%	7.26%	6.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,758,899,230
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 12,900,132
InvestmentCompanyPortfolioTurnover	14.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,758,899,230 Number of Portfolio Holdings289 Portfolio Turnover Rate14.66% Net Investment Advisory Fees (net of waivers and reimbursements)$12,900,132
Holdings [Text Block]
Value	Value
Common Stocks	63.8%
Corporate Bonds	11.7%
U.S. Treasury Obligations	9.6%
Commodities	7.6%
Preferred Stocks	1.8%
Convertible Preferred Stocks	1.5%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.9%
Asset-Backed Securities	0.2%
Municipal Bonds	0.2%
Loan Assignments	0.1%
Short-Term Investments	1.6%Footnote Reference1
Value	Value
Short-Term Investments	1.6%
OthersFootnote Reference3	7.1%
Information Technology	4.3%
Real Estate	4.6%
Materials	5.0%
Energy	7.3%
Commodities	7.6%
Industrials	7.6%
Health Care	7.8%
U.S. Treasury Obligations	9.6%
Financials	13.9%
Consumer Staples	23.6%
United States	55.4%
United Kingdom	9.9%
Canada	5.1%
Switzerland	4.6%
Mexico	3.3%
Hong Kong	3.2%
South Korea	3.1%
Japan	2.7%
Brazil	1.9%
France	1.6%
OthersFootnote Reference5	7.6%
Short-Term Investments	1.6%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)	7.5%
Unilever plc (Personal Care Products, United Kingdom)	3.0%
Philip Morris International, Inc. (Tobacco, United States)	3.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.6%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Nestle SA (Registered) (Food Products, Switzerland)	2.1%
KT&G Corp. (Tobacco, South Korea)	1.9%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.7%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.4%
Power Corp. of Canada (Insurance, Canada)	1.4%
Total	27.0%

Material Fund Change [Text Block]
C000179790
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class R6
Trading Symbol	FEBRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Income Builder Fund (Class R6) | $15,795	Bloomberg U.S. Aggregate Bond Index | $11,046	MSCI World Index | $22,590	Composite Index | $17,299
Mar-2017	10,074	9,994.760000	10,106.520000	10,061.810000
Apr-2017	10,203.950000	10,071.890000	10,256.170000	10,182.260000
May-2017	10,372.320000	10,149.410000	10,473.130000	10,342.850000
Jun-2017	10,428.330000	10,139.200000	10,513.420000	10,362.570000
Jul-2017	10,514.890000	10,182.830000	10,765.040000	10,529.200000
Aug-2017	10,519.090000	10,274.160000	10,780.200000	10,575.880000
Sep-2017	10,661.100000	10,225.230000	11,022.150000	10,698.150000
Oct-2017	10,768.780000	10,231.150000	11,230.450000	10,821.940000
Nov-2017	10,844.160000	10,218.020000	11,473.790000	10,957.070000
Dec-2017	10,911.390000	10,264.920000	11,628.950000	11,066.090000
Jan-2018	11,184.180000	10,146.700000	12,242.960000	11,365.690000
Feb-2018	10,852.010000	10,050.510000	11,735.770000	11,040.080000
Mar-2018	10,845.500000	10,114.970000	11,479.970000	10,924.020000
Apr-2018	10,848.750000	10,039.740000	11,611.890000	10,966.840000
May-2018	10,892.140000	10,111.390000	11,684.650000	11,039.380000
Jun-2018	10,814.810000	10,098.950000	11,679.080000	11,030.790000
Jul-2018	10,992.170000	10,101.350000	12,043.860000	11,238.560000
Aug-2018	10,896.540000	10,166.350000	12,192.880000	11,350.920000
Sep-2018	10,924.870000	10,100.880000	12,260.770000	11,359.600000
Oct-2018	10,523.930000	10,021.060000	11,360.480000	10,823.230000
Nov-2018	10,542.870000	10,080.880000	11,489.540000	10,922.840000
Dec-2018	10,231.860000	10,266.080000	10,615.900000	10,504.780000
Jan-2019	10,726.060000	10,375.100000	11,441.880000	11,039.800000
Feb-2019	10,929.850000	10,369.090000	11,785.930000	11,236.420000
Mar-2019	10,988.870000	10,568.200000	11,940.730000	11,411.270000
Apr-2019	11,144.910000	10,570.900000	12,364.140000	11,655.220000
May-2019	10,816.140000	10,758.550000	11,650.720000	11,334.470000
Jun-2019	11,261.760000	10,893.660000	12,418.440000	11,839.540000
Jul-2019	11,215.590000	10,917.620000	12,479.960000	11,885.140000
Aug-2019	11,140.450000	11,200.520000	12,224.690000	11,862.470000
Sep-2019	11,289.730000	11,140.860000	12,484.840000	11,988.660000
Oct-2019	11,431.980000	11,174.420000	12,802.550000	12,186.150000
Nov-2019	11,490.280000	11,168.730000	13,159.100000	12,387.300000
Dec-2019	11,755.710000	11,160.950000	13,553.320000	12,606.510000
Jan-2020	11,518.240000	11,375.730000	13,470.830000	12,657.510000
Feb-2020	10,968.820000	11,580.480000	12,332.200000	12,106.710000
Mar-2020	9,910.330000	11,512.330000	10,700.130000	11,116.870000
Apr-2020	10,604.050000	11,716.980000	11,869.050000	11,924.590000
May-2020	10,776.900000	11,771.530000	12,442.430000	12,292.430000
Jun-2020	10,942.860000	11,845.680000	12,771.540000	12,518.500000
Jul-2020	11,297.410000	12,022.620000	13,382.550000	12,952.630000
Aug-2020	11,499.640000	11,925.580000	14,276.690000	13,430.070000
Sep-2020	11,301.840000	11,919.040000	13,784.160000	13,149.120000
Oct-2020	11,073.550000	11,865.820000	13,361.330000	12,883.630000
Nov-2020	11,966.070000	11,982.250000	15,069.730000	13,922.590000
Dec-2020	12,346.590000	11,998.760000	15,708.640000	14,284.430000
Jan-2021	12,215.720000	11,912.730000	15,552.520000	14,158.280000
Feb-2021	12,292.680000	11,740.700000	15,951.040000	14,294.170000
Mar-2021	12,732.760000	11,594.100000	16,481.760000	14,508.140000
Apr-2021	13,142.750000	11,685.690000	17,248.830000	14,959.110000
May-2021	13,596.180000	11,723.870000	17,497.300000	15,107.960000
Jun-2021	13,479.250000	11,806.240000	17,758.100000	15,285.520000
Jul-2021	13,492.730000	11,938.250000	18,076.200000	15,518.170000
Aug-2021	13,436.060000	11,915.520000	18,526.080000	15,738.090000
Sep-2021	13,081.350000	11,812.360000	17,756.870000	15,291.510000
Oct-2021	13,477.710000	11,809.100000	18,762.630000	15,809.490000
Nov-2021	13,043.730000	11,844.040000	18,351.480000	15,620.340000
Dec-2021	13,594.180000	11,813.730000	19,135.830000	16,004.930000
Jan-2022	13,674.380000	11,559.210000	18,123.340000	15,358.900000
Feb-2022	13,610.110000	11,430.260000	17,664.970000	15,057.290000
Mar-2022	13,558.390000	11,112.700000	18,149.760000	15,137.900000
Apr-2022	13,199.100000	10,691	16,642	14,153.590000
May-2022	13,481.560000	10,759.930000	16,654.600000	14,196.520000
Jun-2022	12,636.260000	10,591.130000	15,211.950000	13,369.590000
Jul-2022	13,107.600000	10,849.920000	16,419.720000	14,137.170000
Aug-2022	12,623.930000	10,543.340000	15,733.250000	13,622.750000
Sep-2022	11,829.880000	10,087.800000	14,270.690000	12,627.490000
Oct-2022	12,422.560000	9,957.140000	15,295.510000	13,106.160000
Nov-2022	13,239.960000	10,323.320000	16,359.010000	13,845.720000
Dec-2022	13,151.250000	10,276.750000	15,664.290000	13,467.950000
Jan-2023	13,869.310000	10,592.900000	16,772.630000	14,205.440000
Feb-2023	13,475.420000	10,319.020000	16,369.440000	13,853.640000
Mar-2023	13,703.160000	10,581.150000	16,875.250000	14,251.250000
Apr-2023	13,996.410000	10,645.280000	17,171.070000	14,435.690000
May-2023	13,519.130000	10,529.370000	16,999.640000	14,286.350000
Jun-2023	13,908.480000	10,491.810000	18,027.740000	14,784.370000
Jul-2023	14,147.710000	10,484.500000	18,633.340000	15,078.240000
Aug-2023	13,898.710000	10,417.530000	18,188.270000	14,823.620000
Sep-2023	13,535.950000	10,152.800000	17,403.660000	14,289.260000
Oct-2023	13,254.400000	9,992.580000	16,898.680000	13,950.290000
Nov-2023	13,826.990000	10,445.110000	18,482.970000	14,987.720000
Dec-2023	14,270.840000	10,844.930000	19,390.370000	15,658.690000
Jan-2024	14,269.410000	10,815.150000	19,623.070000	15,754.230000
Feb-2024	14,267.980000	10,662.350000	20,455.040000	16,065.970000
Mar-2024	14,666.060000	10,760.810000	21,112.360000	16,435.080000
Apr-2024	14,507.670000	10,489.010000	20,328.150000	15,902.740000
May-2024	14,902.280000	10,666.830000	21,235.840000	16,436.630000
Jun-2024	14,750.270000	10,767.820000	21,667.940000	16,699.550000
Jul-2024	15,329.960000	11,019.320000	22,049.780000	17,032.140000
Aug-2024	15,834.310000	11,177.670000	22,632.570000	17,400.140000
Sep-2024	16,079.750000	11,327.330000	23,047.060000	17,684.530000
Oct-2024	15,795	11,046	22,590	17,299

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	19.18%	6.67%	6.14%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.38%
MSCI World Index	33.68%	12.03%	11.03%
Composite Index	24.00%	7.26%	7.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,758,899,230
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 12,900,132
InvestmentCompanyPortfolioTurnover	14.66%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,758,899,230 Number of Portfolio Holdings289 Portfolio Turnover Rate14.66% Net Investment Advisory Fees (net of waivers and reimbursements)$12,900,132
Holdings [Text Block]
Value	Value
Common Stocks	63.8%
Corporate Bonds	11.7%
U.S. Treasury Obligations	9.6%
Commodities	7.6%
Preferred Stocks	1.8%
Convertible Preferred Stocks	1.5%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.9%
Asset-Backed Securities	0.2%
Municipal Bonds	0.2%
Loan Assignments	0.1%
Short-Term Investments	1.6%Footnote Reference1
Value	Value
Short-Term Investments	1.6%
OthersFootnote Reference3	7.1%
Information Technology	4.3%
Real Estate	4.6%
Materials	5.0%
Energy	7.3%
Commodities	7.6%
Industrials	7.6%
Health Care	7.8%
U.S. Treasury Obligations	9.6%
Financials	13.9%
Consumer Staples	23.6%
United States	55.4%
United Kingdom	9.9%
Canada	5.1%
Switzerland	4.6%
Mexico	3.3%
Hong Kong	3.2%
South Korea	3.1%
Japan	2.7%
Brazil	1.9%
France	1.6%
OthersFootnote Reference5	7.6%
Short-Term Investments	1.6%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)	7.5%
Unilever plc (Personal Care Products, United Kingdom)	3.0%
Philip Morris International, Inc. (Tobacco, United States)	3.0%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.6%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Nestle SA (Registered) (Food Products, Switzerland)	2.1%
KT&G Corp. (Tobacco, South Korea)	1.9%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.7%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.4%
Power Corp. of Canada (Insurance, Canada)	1.4%
Total	27.0%

Material Fund Change [Text Block]
C000030908
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class A
Trading Symbol	FEFAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$105	0.90%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Rising Dividend Fund (Class A) | $16,850	S&P 500 Index | $17,737
Oct-2014	10,000	10,000
Nov-2014	9,812.550000	10,329
Dec-2014	9,886.140000	10,406.470000
Jan-2015	9,548.040000	10,050.570000
Feb-2015	10,194.440000	10,730.990000
Mar-2015	9,959.970000	10,484.180000
Apr-2015	10,060.560000	10,590.070000
May-2015	10,332.200000	10,876
Jun-2015	10,034.630000	10,562.770000
Jul-2015	10,334.670000	10,878.600000
Aug-2015	9,786.930000	10,302.030000
Sep-2015	9,052.910000	9,529.380000
Oct-2015	9,518.230000	10,019.190000
Nov-2015	9,645.770000	10,153.450000
Dec-2015	9,536.780000	10,038.710000
Jan-2016	8,724.240000	9,183.410000
Feb-2016	8,814.100000	9,278
Mar-2016	9,238.060000	9,724.280000
Apr-2016	9,087.480000	9,565.770000
May-2016	9,133.830000	9,614.560000
Jun-2016	8,870.770000	9,337.660000
Jul-2016	9,333.830000	9,825.080000
Aug-2016	9,443.030000	9,940.040000
Sep-2016	9,476.080000	9,974.830000
Oct-2016	9,013.650000	9,488.050000
Nov-2016	9,352.560000	9,844.800000
Dec-2016	9,348.820000	9,840.870000
Jan-2017	9,669.490000	10,178.410000
Feb-2017	10,052.390000	10,581.460000
Mar-2017	10,332.850000	10,876.680000
Apr-2017	10,163.390000	10,698.300000
May-2017	10,291.450000	10,833.100000
Jun-2017	10,385.100000	10,931.680000
Jul-2017	10,417.290000	10,965.570000
Aug-2017	11,006.910000	11,586.220000
Oct-2017	11,137.900000	11,724.100000
Nov-2017	11,216.970000	11,807.340000
Dec-2017	11,386.350000	11,985.630000
Jan-2018	11,747.300000	12,365.580000
Feb-2018	11,310.300000	11,905.580000
Mar-2018	11,049.030000	11,630.560000
Apr-2018	11,013.670000	11,593.340000
May-2018	11,348.490000	11,945.780000
Jun-2018	11,143.080000	11,729.560000
Jul-2018	11,204.370000	11,794.070000
Aug-2018	11,259.270000	11,851.860000
Sep-2018	11,068.990000	11,651.570000
Oct-2018	9,820.410000	10,337.270000
Nov-2018	9,868.530000	10,387.920000
Dec-2018	8,671.470000	9,127.870000
Jan-2019	9,773.620000	10,288.020000
Feb-2019	10,296.510000	10,838.430000
Mar-2019	10,288.270000	10,829.760000
Apr-2019	10,483.750000	11,035.520000
May-2019	9,673.350000	10,182.480000
Jun-2019	10,504.290000	11,057.150000
Jul-2019	10,756.400000	11,322.520000
Aug-2019	10,436.930000	10,986.240000
Sep-2019	10,604.970000	11,163.120000
Oct-2019	10,564.670000	11,120.700000
Nov-2019	10,948.170000	11,524.390000
Dec-2019	11,126.620000	11,712.230000
Jan-2020	11,062.090000	11,644.300000
Feb-2020	10,594.160000	11,151.750000
Mar-2020	8,486.980000	8,933.670000
Apr-2020	9,369.630000	9,862.770000
May-2020	9,881.210000	10,401.270000
Jun-2020	10,066.980000	10,596.820000
Jul-2020	10,513.950000	11,067.320000
Aug-2020	10,711.610000	11,275.380000
Sep-2020	10,606.640000	11,164.880000
Oct-2020	10,413.600000	10,961.680000
Nov-2020	11,461.210000	12,064.430000
Dec-2020	11,956.330000	12,585.610000
Jan-2021	11,622.750000	12,234.470000
Feb-2021	11,931.910000	12,559.910000
Mar-2021	12,503.450000	13,161.530000
Apr-2021	13,241.160000	13,938.060000
May-2021	13,398.730000	14,103.920000
Jun-2021	13,594.350000	14,309.840000
Jul-2021	13,976.350000	14,711.950000
Aug-2021	14,185.990000	14,932.620000
Sep-2021	13,479.530000	14,188.980000
Oct-2021	14,222.250000	14,970.790000
Nov-2021	13,916.470000	14,648.920000
Dec-2021	14,381.280000	15,138.190000
Jan-2022	13,570.180000	14,284.400000
Feb-2022	12,671.830000	13,338.770000
Mar-2022	13,011.440000	13,696.250000
Apr-2022	12,079.820000	12,715.600000
May-2022	12,129.350000	12,767.730000
Jun-2022	11,254.820000	11,847.180000
Jul-2022	12,101.180000	12,738.090000
Aug-2022	11,637.710000	12,250.220000
Sep-2022	10,457.650000	11,008.050000
Oct-2022	11,102.880000	11,687.240000
Nov-2022	12,027.750000	12,660.790000
Dec-2022	11,605.580000	12,216.400000
Jan-2023	12,312.360000	12,960.380000
Feb-2023	12,003.320000	12,635.070000
Mar-2023	12,422.230000	13,076.030000
Apr-2023	12,832.170000	13,507.540000
May-2023	12,657.650000	13,323.840000
Jun-2023	13,476.600000	14,185.890000
Jul-2023	14,091.130000	14,832.770000
Aug-2023	13,747.310000	14,470.850000
Sep-2023	13,132.800000	13,824
Oct-2023	12,674.470000	13,341.550000
Nov-2023	13,613.650000	14,330.150000
Dec-2023	14,204.480000	14,952.080000
Jan-2024	14,436.010000	15,195.800000
Feb-2024	14,600.580000	15,369.030000
Mar-2024	15,153.950000	15,951.520000
Apr-2024	14,523.540000	15,287.940000
May-2024	15,214.860000	16,015.640000
Jun-2024	15,625.660000	16,448.070000
Jul-2024	16,141.310000	16,990.850000
Aug-2024	16,699.800000	17,578.740000
Sep-2024	17,200.790000	18,106.100000
Oct-2024	16,850	17,737

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	32.95%	9.79%	5.90%
Class A - with sales charge	26.30%	8.67%	5.36%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 432,924,939
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,497,303
InvestmentCompanyPortfolioTurnover	15.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$432,924,939 Number of Portfolio Holdings41 Portfolio Turnover Rate15.44% Net Investment Advisory Fees (net of waivers and reimbursements)$1,497,303
Holdings [Text Block]
Value	Value
Common Stocks	96.6%
Master Limited Partnerships	2.3%
Short-Term Investments	1.1%Footnote Reference1
Value	Value
Short-Term Investments	1.1%
Real Estate	2.6%
Financials	3.1%
Energy	7.3%
Industrials	9.7%
Consumer Staples	10.5%
Consumer Discretionary	11.1%
Communication Services	16.1%
Health Care	17.4%
Information Technology	21.1%

Largest Holdings [Text Block]
Oracle Corp. (Software, United States)	6.7%
Alphabet, Inc., Class A (Interactive Media & Services, United States)	5.8%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	5.7%
Comcast Corp., Class A (Media, United States)	5.6%
UnitedHealth Group, Inc. (Health Care Providers & Services, United States)	5.2%
Home Depot, Inc. (The) (Specialty Retail, United States)	5.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.7%
Philip Morris International, Inc. (Tobacco, United States)	4.6%
Schindler Holding AG (Machinery, Switzerland)	4.5%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.3%
Total	52.1%

Material Fund Change [Text Block]
C000030907
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class C
Trading Symbol	FEAMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$191	1.65%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Rising Dividend Fund (Class C) | $16,451	S&P 500 Index | $17,737
Oct-2014	10,000	10,000
Nov-2014	10,324	10,329
Dec-2014	10,394.200000	10,406.470000
Jan-2015	10,033.520000	10,050.570000
Feb-2015	10,704.770000	10,730.990000
Mar-2015	10,453.210000	10,484.180000
Apr-2015	10,552.510000	10,590.070000
May-2015	10,830.040000	10,876
Jun-2015	10,512.720000	10,562.770000
Jul-2015	10,819.690000	10,878.600000
Aug-2015	10,237.590000	10,302.030000
Sep-2015	9,466.700000	9,529.380000
Oct-2015	9,942.880000	10,019.190000
Nov-2015	10,072.140000	10,153.450000
Dec-2015	9,953.280000	10,038.710000
Jan-2016	9,098.300000	9,183.410000
Feb-2016	9,187.460000	9,278
Mar-2016	9,625.700000	9,724.280000
Apr-2016	9,458.220000	9,565.770000
May-2016	9,502.670000	9,614.560000
Jun-2016	9,225.190000	9,337.660000
Jul-2016	9,701.210000	9,825.080000
Aug-2016	9,806.950000	9,940.040000
Sep-2016	9,834.410000	9,974.830000
Oct-2016	9,348.590000	9,488.050000
Nov-2016	9,694.490000	9,844.800000
Dec-2016	9,684.800000	9,840.870000
Jan-2017	10,009.240000	10,178.410000
Feb-2017	10,389.230000	10,581.460000
Mar-2017	10,672.850000	10,876.680000
Apr-2017	10,492.480000	10,698.300000
May-2017	10,617.340000	10,833.100000
Jun-2017	10,709.720000	10,931.680000
Jul-2017	10,732.210000	10,965.570000
Aug-2017	11,333.210000	11,586.220000
Oct-2017	11,462.410000	11,724.100000
Nov-2017	11,535.770000	11,807.340000
Dec-2017	11,701.880000	11,985.630000
Jan-2018	12,064.640000	12,365.580000
Feb-2018	11,611.010000	11,905.580000
Mar-2018	11,335.830000	11,630.560000
Apr-2018	11,293.890000	11,593.340000
May-2018	11,631.570000	11,945.780000
Jun-2018	11,410.570000	11,729.560000
Jul-2018	11,464.200000	11,794.070000
Aug-2018	11,514.650000	11,851.860000
Sep-2018	11,314.290000	11,651.570000
Oct-2018	10,031.250000	10,337.270000
Nov-2018	10,073.380000	10,387.920000
Dec-2018	8,847.450000	9,127.870000
Jan-2019	9,964.880000	10,288.020000
Feb-2019	10,496.010000	10,838.430000
Mar-2019	10,479.220000	10,829.760000
Apr-2019	10,666.800000	11,035.520000
May-2019	9,836.920000	10,182.480000
Jun-2019	10,676.990000	11,057.150000
Jul-2019	10,925.770000	11,322.520000
Aug-2019	10,593.620000	10,986.240000
Sep-2019	10,759.940000	11,163.120000
Oct-2019	10,710.450000	11,120.700000
Nov-2019	11,097.100000	11,524.390000
Dec-2019	11,271.320000	11,712.230000
Jan-2020	11,193.550000	11,644.300000
Feb-2020	10,717.820000	11,151.750000
Mar-2020	8,575.330000	8,933.670000
Apr-2020	9,464.590000	9,862.770000
May-2020	9,973.790000	10,401.270000
Jun-2020	10,158.300000	10,596.820000
Jul-2020	10,600.190000	11,067.320000
Aug-2020	10,796.290000	11,275.380000
Sep-2020	10,684.010000	11,164.880000
Oct-2020	10,483.150000	10,961.680000
Nov-2020	11,529.370000	12,064.430000
Dec-2020	12,019.370000	12,585.610000
Jan-2021	11,670.800000	12,234.470000
Feb-2021	11,976.580000	12,559.910000
Mar-2021	12,544.270000	13,161.530000
Apr-2021	13,275.600000	13,938.060000
May-2021	13,424.290000	14,103.920000
Jun-2021	13,609.540000	14,309.840000
Jul-2021	13,986.530000	14,711.950000
Aug-2021	14,185.140000	14,932.620000
Sep-2021	13,474.460000	14,188.980000
Oct-2021	14,206.120000	14,970.790000
Nov-2021	13,893.590000	14,648.920000
Dec-2021	14,349.300000	15,138.190000
Jan-2022	13,532.820000	14,284.400000
Feb-2022	12,628.830000	13,338.770000
Mar-2022	12,959.710000	13,696.250000
Apr-2022	12,021.420000	12,715.600000
May-2022	12,064.700000	12,767.730000
Jun-2022	11,188.800000	11,847.180000
Jul-2022	12,024.610000	12,738.090000
Aug-2022	11,554.440000	12,250.220000
Sep-2022	10,374.740000	11,008.050000
Oct-2022	11,010.710000	11,687.240000
Nov-2022	11,916.890000	12,660.790000
Dec-2022	11,495.030000	12,216.400000
Jan-2023	12,183.580000	12,960.380000
Feb-2023	11,875.340000	12,635.070000
Mar-2023	12,275.540000	13,076.030000
Apr-2023	12,675.720000	13,507.540000
May-2023	12,494.460000	13,323.840000
Jun-2023	13,295.350000	14,185.890000
Jul-2023	13,897.630000	14,832.770000
Aug-2023	13,550.190000	14,470.850000
Sep-2023	12,932.300000	13,824
Oct-2023	12,474.500000	13,341.550000
Nov-2023	13,390.130000	14,330.150000
Dec-2023	13,953.850000	14,952.080000
Jan-2024	14,171.530000	15,195.800000
Feb-2024	14,327.420000	15,369.030000
Mar-2024	14,870.430000	15,951.520000
Apr-2024	14,235.460000	15,287.940000
May-2024	14,911.640000	16,015.640000
Jun-2024	15,293.380000	16,448.070000
Jul-2024	15,795	16,990.850000
Aug-2024	16,338.350000	17,578.740000
Sep-2024	16,807.260000	18,106.100000
Oct-2024	16,451	17,737

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	31.86%	8.96%	5.11%
Class C - with sales charge	30.86%	8.96%	5.11%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 432,924,939
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,497,303
InvestmentCompanyPortfolioTurnover	15.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$432,924,939 Number of Portfolio Holdings41 Portfolio Turnover Rate15.44% Net Investment Advisory Fees (net of waivers and reimbursements)$1,497,303
Holdings [Text Block]
Value	Value
Common Stocks	96.6%
Master Limited Partnerships	2.3%
Short-Term Investments	1.1%Footnote Reference1
Value	Value
Short-Term Investments	1.1%
Real Estate	2.6%
Financials	3.1%
Energy	7.3%
Industrials	9.7%
Consumer Staples	10.5%
Consumer Discretionary	11.1%
Communication Services	16.1%
Health Care	17.4%
Information Technology	21.1%

Largest Holdings [Text Block]
Oracle Corp. (Software, United States)	6.7%
Alphabet, Inc., Class A (Interactive Media & Services, United States)	5.8%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	5.7%
Comcast Corp., Class A (Media, United States)	5.6%
UnitedHealth Group, Inc. (Health Care Providers & Services, United States)	5.2%
Home Depot, Inc. (The) (Specialty Retail, United States)	5.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.7%
Philip Morris International, Inc. (Tobacco, United States)	4.6%
Schindler Holding AG (Machinery, Switzerland)	4.5%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.3%
Total	52.1%

Material Fund Change [Text Block]
C000124490
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class I
Trading Symbol	FEAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Rising Dividend Fund (Class I) | $1,824,890	S&P 500 Index | $3,395,049
Oct-2014	1,000,000	1,000,000
Nov-2014	1,033,300	1,026,894.730000
Dec-2014	1,041,153.080000	1,024,307.880000
Jan-2015	1,005,962.110000	993,558.940000
Feb-2015	1,074,065.740000	1,050,660.270000
Mar-2015	1,049,899.260000	1,034,044.630000
Apr-2015	1,060,923.200000	1,043,964.430000
May-2015	1,089,780.310000	1,057,389.040000
Jun-2015	1,058,503.620000	1,036,920.050000
Jul-2015	1,090,682.130000	1,058,644.800000
Aug-2015	1,033,312.250000	994,772.700000
Sep-2015	956,123.820000	970,158.550000
Oct-2015	1,004,981.750000	1,051,995.370000
Nov-2015	1,018,951	1,055,123.850000
Dec-2015	1,007,844.430000	1,038,482.590000
Jan-2016	921,774.520000	986,948.680000
Feb-2016	931,729.680000	985,617.100000
Mar-2016	977,011.750000	1,052,479.580000
Apr-2016	961,184.160000	1,056,559.770000
May-2016	966,566.790000	1,075,533.630000
Jun-2016	938,826.320000	1,078,320.410000
Jul-2016	988,396.350000	1,118,076.730000
Aug-2016	999,960.590000	1,119,646.560000
Sep-2016	1,003,660.440000	1,119,858.250000
Oct-2016	954,681.810000	1,099,430.710000
Nov-2016	990,959.720000	1,140,148.010000
Dec-2016	990,761.530000	1,162,684.290000
Jan-2017	1,025,240.030000	1,184,736.280000
Feb-2017	1,066,051.080000	1,233,214.160000
Mar-2017	1,096,007.120000	1,245,879.170000
Apr-2017	1,078,471	1,263,412.180000
May-2017	1,092,383.280000	1,271,297.810000
Jun-2017	1,102,651.680000	1,297,439.100000
Jul-2017	1,106,290.430000	1,301,410.840000
Aug-2017	1,169,127.730000	1,328,256.540000
Oct-2017	1,183,040.350000	1,359,251.930000
Nov-2017	1,192,149.760000	1,400,939.900000
Dec-2017	1,210,270.440000	1,416,516.470000
Jan-2018	1,248,878.060000	1,497,617.640000
Feb-2018	1,202,669.580000	1,442,419.760000
Mar-2018	1,175,368.980000	1,405,763.160000
Apr-2018	1,171,725.330000	1,411,157.170000
May-2018	1,207,697.300000	1,445,140.610000
Jun-2018	1,186,079.520000	1,454,035.350000
Jul-2018	1,192,721.560000	1,508,145.270000
Aug-2018	1,199,400.800000	1,557,288.640000
Sep-2018	1,179,130.930000	1,566,152.630000
Oct-2018	1,046,714.530000	1,459,105.840000
Nov-2018	1,052,052.770000	1,488,840.070000
Dec-2018	924,649.180000	1,354,411.440000
Jan-2019	1,042,357.020000	1,462,948.300000
Feb-2019	1,098,540.060000	1,509,920.990000
Mar-2019	1,097,661.230000	1,539,261.370000
Apr-2019	1,118,516.800000	1,601,585.520000
May-2019	1,032,391	1,499,807.690000
Jun-2019	1,121,383.110000	1,605,508.550000
Jul-2019	1,148,856.990000	1,628,583.090000
Aug-2019	1,114,850.830000	1,602,785.820000
Sep-2019	1,133,245.870000	1,632,774.640000
Oct-2019	1,129,166.180000	1,668,140.100000
Nov-2019	1,170,606.580000	1,728,691.720000
Dec-2019	1,190,389.830000	1,780,867.110000
Jan-2020	1,183,723.650000	1,780,168.870000
Feb-2020	1,133,888.880000	1,633,626.820000
Mar-2020	908,471.770000	1,431,852.910000
Apr-2020	1,003,134.530000	1,615,407.510000
May-2020	1,058,306.930000	1,692,346.240000
Jun-2020	1,078,626.420000	1,726,002.270000
Jul-2020	1,126,733.160000	1,823,323.150000
Aug-2020	1,148,366.440000	1,954,384.570000
Sep-2020	1,137,112.450000	1,880,124.470000
Oct-2020	1,116,758.130000	1,830,124.830000
Nov-2020	1,229,215.680000	2,030,457.540000
Dec-2020	1,282,686.560000	2,108,524.920000
Jan-2021	1,247,027.870000	2,087,237.700000
Feb-2021	1,280,198.820000	2,144,793.100000
Mar-2021	1,342,288.460000	2,238,725.750000
Apr-2021	1,421,617.710000	2,358,203.770000
May-2021	1,438,677.120000	2,374,674.350000
Jun-2021	1,459,681.800000	2,430,110.630000
Jul-2021	1,501,136.770000	2,487,837.680000
Aug-2021	1,524,104.160000	2,563,482.020000
Sep-2021	1,448,203.770000	2,444,255.040000
Oct-2021	1,528,434.260000	2,615,503.920000
Nov-2021	1,496,031.460000	2,597,381.210000
Dec-2021	1,546,298.110000	2,713,785.790000
Jan-2022	1,459,396.160000	2,573,355.400000
Feb-2022	1,363,221.950000	2,496,305.410000
Mar-2022	1,399,756.300000	2,588,992.060000
Apr-2022	1,300,093.650000	2,363,227.200000
May-2022	1,305,164.020000	2,367,562.820000
Jun-2022	1,211,453.240000	2,172,135.270000
Jul-2022	1,303,523.690000	2,372,415.830000
Aug-2022	1,253,338.020000	2,275,664.250000
Sep-2022	1,126,625.550000	2,066,078.690000
Oct-2022	1,196,589	2,233,351.220000
Nov-2022	1,296,264.860000	2,358,159.870000
Dec-2022	1,251,025.220000	2,222,295.700000
Jan-2023	1,327,337.750000	2,361,931.250000
Feb-2023	1,294,685.250000	2,304,302.600000
Mar-2023	1,339,999.230000	2,388,903.290000
Apr-2023	1,384,889.200000	2,426,190.370000
May-2023	1,365,916.220000	2,436,736.200000
Jun-2023	1,454,564.180000	2,597,744.210000
Jul-2023	1,521,619.590000	2,681,196.620000
Aug-2023	1,484,644.240000	2,638,507.870000
Sep-2023	1,418,577.570000	2,512,709.330000
Oct-2023	1,369,352.930000	2,459,875.750000
Nov-2023	1,471,369.720000	2,684,524.910000
Dec-2023	1,534,932.890000	2,806,484.520000
Jan-2024	1,560,412.780000	2,853,645.430000
Feb-2024	1,579,137.730000	3,006,017.560000
Mar-2024	1,638,987.050000	3,102,734.960000
Apr-2024	1,570,805.190000	2,976,005.130000
May-2024	1,646,360.920000	3,123,569.360000
Jun-2024	1,690,648.030000	3,235,649.580000
Jul-2024	1,747,622.870000	3,275,035.130000
Aug-2024	1,808,440.140000	3,354,476.670000
Sep-2024	1,862,512.500000	3,426,118.580000
Oct-2024	1,824,890	3,395,049

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class I	33.28%	10.08%	6.20%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 432,924,939
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,497,303
InvestmentCompanyPortfolioTurnover	15.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$432,924,939 Number of Portfolio Holdings41 Portfolio Turnover Rate15.44% Net Investment Advisory Fees (net of waivers and reimbursements)$1,497,303
Holdings [Text Block]
Value	Value
Common Stocks	96.6%
Master Limited Partnerships	2.3%
Short-Term Investments	1.1%Footnote Reference1
Value	Value
Short-Term Investments	1.1%
Real Estate	2.6%
Financials	3.1%
Energy	7.3%
Industrials	9.7%
Consumer Staples	10.5%
Consumer Discretionary	11.1%
Communication Services	16.1%
Health Care	17.4%
Information Technology	21.1%

Largest Holdings [Text Block]
Oracle Corp. (Software, United States)	6.7%
Alphabet, Inc., Class A (Interactive Media & Services, United States)	5.8%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	5.7%
Comcast Corp., Class A (Media, United States)	5.6%
UnitedHealth Group, Inc. (Health Care Providers & Services, United States)	5.2%
Home Depot, Inc. (The) (Specialty Retail, United States)	5.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.7%
Philip Morris International, Inc. (Tobacco, United States)	4.6%
Schindler Holding AG (Machinery, Switzerland)	4.5%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.3%
Total	52.1%

Material Fund Change [Text Block]
C000179782
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class R6
Trading Symbol	FEFRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Rising Dividend Fund (Class R6) | $17,051	S&P 500 Index | $27,562
Mar-2017	9,952	10,011.660000
Apr-2017	10,234.640000	10,114.480000
May-2017	10,070.880000	10,256.820000
Jun-2017	10,200.800000	10,320.840000
Jul-2017	10,296.680000	10,533.070000
Aug-2017	10,327.570000	10,565.310000
Sep-2017	10,914.180000	10,783.250000
Oct-2017	11,046.240000	11,034.880000
Nov-2017	11,127.980000	11,373.320000
Dec-2017	11,297.130000	11,499.780000
Jan-2018	11,657.510000	12,158.180000
Feb-2018	11,228.510000	11,710.070000
Mar-2018	10,973.620000	11,412.480000
Apr-2018	10,939.610000	11,456.270000
May-2018	11,275.450000	11,732.160000
Jun-2018	11,073.620000	11,804.370000
Jul-2018	11,135.630000	12,243.650000
Aug-2018	11,194.650000	12,642.610000
Sep-2018	11,007.700000	12,714.580000
Oct-2018	9,771.540000	11,845.530000
Nov-2018	9,821.370000	12,086.930000
Dec-2018	8,635.930000	10,995.590000
Jan-2019	9,738.740000	11,876.730000
Feb-2019	10,259.760000	12,258.070000
Mar-2019	10,255.660000	12,496.260000
Apr-2019	10,454.620000	13,002.230000
May-2019	9,650.660000	12,175.960000
Jun-2019	10,481.580000	13,034.080000
Jul-2019	10,738.380000	13,221.410000
Aug-2019	10,420.520000	13,011.980000
Sep-2019	10,589.340000	13,255.440000
Oct-2019	10,554.390000	13,542.550000
Nov-2019	10,940.680000	14,034.130000
Dec-2019	11,120.110000	14,457.700000
Jan-2020	11,057.840000	14,452.030000
Feb-2020	10,596.730000	13,262.360000
Mar-2020	8,487.980000	11,624.280000
Apr-2020	9,375.820000	13,114.440000
May-2020	9,891.490000	13,739.060000
Jun-2020	10,077.450000	14,012.290000
Jul-2020	10,530.930000	14,802.380000
Aug-2020	10,732.080000	15,866.380000
Sep-2020	10,626.900000	15,263.510000
Oct-2020	10,433.490000	14,857.590000
Nov-2020	11,487.270000	16,483.970000
Dec-2020	11,986.970000	17,117.740000
Jan-2021	11,653.730000	16,944.930000
Feb-2021	11,963.720000	17,412.180000
Mar-2021	12,543.960000	18,174.760000
Apr-2021	13,285.310000	19,144.720000
May-2021	13,440.750000	19,278.440000
Jun-2021	13,642.360000	19,728.490000
Jul-2021	14,029.800000	20,197.140000
Aug-2021	14,244.460000	20,811.250000
Sep-2021	13,535.080000	19,843.320000
Oct-2021	14,284.930000	21,233.580000
Nov-2021	13,982.090000	21,086.450000
Dec-2021	14,451.890000	22,031.460000
Jan-2022	13,639.690000	20,891.400000
Feb-2022	12,740.830000	20,265.880000
Mar-2022	13,082.290000	21,018.340000
Apr-2022	12,145.600000	19,185.510000
May-2022	12,197.820000	19,220.700000
Jun-2022	11,322.020000	17,634.160000
Jul-2022	12,182.490000	19,260.100000
Aug-2022	11,713.470000	18,474.640000
Sep-2022	10,529.240000	16,773.150000
Oct-2022	11,177.840000	18,131.130000
Nov-2022	12,114.540000	19,144.370000
Dec-2022	11,691.740000	18,041.380000
Jan-2023	12,404.940000	19,174.990000
Feb-2023	12,099.780000	18,707.140000
Mar-2023	12,523.270000	19,393.950000
Apr-2023	12,942.800000	19,696.660000
May-2023	12,765.480000	19,782.280000
Jun-2023	13,593.960000	21,089.400000
Jul-2023	14,220.640000	21,766.890000
Aug-2023	13,875.080000	21,420.330000
Sep-2023	13,257.640000	20,399.050000
Oct-2023	12,797.600000	19,970.130000
Nov-2023	13,751.020000	21,793.910000
Dec-2023	14,346.440000	22,784.020000
Jan-2024	14,584.590000	23,166.890000
Feb-2024	14,753.770000	24,403.900000
Mar-2024	15,320.320000	25,189.090000
Apr-2024	14,682.990000	24,160.250000
May-2024	15,383.370000	25,358.230000
Jun-2024	15,803.340000	26,268.140000
Jul-2024	16,331.170000	26,587.880000
Aug-2024	16,899.490000	27,232.820000
Sep-2024	17,409.860000	27,814.430000
Oct-2024	17,051	27,562

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	33.24%	10.07%	7.21%
S&P 500 Index	38.02%	15.27%	13.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 432,924,939
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,497,303
InvestmentCompanyPortfolioTurnover	15.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$432,924,939 Number of Portfolio Holdings41 Portfolio Turnover Rate15.44% Net Investment Advisory Fees (net of waivers and reimbursements)$1,497,303
Holdings [Text Block]
Value	Value
Common Stocks	96.6%
Master Limited Partnerships	2.3%
Short-Term Investments	1.1%Footnote Reference1
Value	Value
Short-Term Investments	1.1%
Real Estate	2.6%
Financials	3.1%
Energy	7.3%
Industrials	9.7%
Consumer Staples	10.5%
Consumer Discretionary	11.1%
Communication Services	16.1%
Health Care	17.4%
Information Technology	21.1%

Largest Holdings [Text Block]
Oracle Corp. (Software, United States)	6.7%
Alphabet, Inc., Class A (Interactive Media & Services, United States)	5.8%
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	5.7%
Comcast Corp., Class A (Media, United States)	5.6%
UnitedHealth Group, Inc. (Health Care Providers & Services, United States)	5.2%
Home Depot, Inc. (The) (Specialty Retail, United States)	5.0%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	4.7%
Philip Morris International, Inc. (Tobacco, United States)	4.6%
Schindler Holding AG (Machinery, Switzerland)	4.5%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	4.3%
Total	52.1%

Material Fund Change [Text Block]
C000228686
Shareholder Report [Line Items]
Fund Name	First Eagle Small Cap Opportunity Fund
Class Name	Class A
Trading Symbol	FESAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$142	1.25%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Small Cap Opportunity Fund (Class A) | $9,740	S&P 500 Index | $13,971	Russell 2000® Value Index | $10,671	Russell 2000® Index | $9,957
Jul-2021	9,209.300000	10,237.550000	9,642.060000	9,638.910000
Aug-2021	9,180.750000	10,548.830000	9,900.230000	9,854.520000
Sep-2021	8,898.900000	10,058.200000	9,701.890000	9,563.960000
Oct-2021	9,161.420000	10,762.900000	10,071.810000	9,970.810000
Nov-2021	8,880.160000	10,688.320000	9,727.780000	9,555.320000
Dec-2021	9,284.210000	11,167.330000	10,124.490000	9,768.770000
Jan-2022	8,786.580000	10,589.460000	9,534.180000	8,828.300000
Feb-2022	9,133.650000	10,272.390000	9,691.950000	8,922.540000
Mar-2022	9,208.540000	10,653.800000	9,881.590000	9,033.590000
Apr-2022	8,438.710000	9,724.770000	9,114.720000	8,138.280000
May-2022	8,579.640000	9,742.610000	9,289.650000	8,150.580000
Jun-2022	7,538.070000	8,938.420000	8,371.950000	7,480.250000
Jul-2022	8,401.930000	9,762.580000	9,182.500000	8,261.210000
Aug-2022	8,101.140000	9,364.450000	8,892.130000	8,092.160000
Sep-2022	7,115.230000	8,501.990000	7,986	7,316.640000
Oct-2022	7,950.560000	9,190.330000	8,991.370000	8,122.130000
Nov-2022	8,344.910000	9,703.920000	9,266.080000	8,311.840000
Dec-2022	7,960.210000	9,144.830000	8,658.120000	7,772.380000
Jan-2023	8,955.230000	9,719.440000	9,484.340000	8,529.930000
Feb-2023	8,880.010000	9,482.300000	9,265.680000	8,385.850000
Mar-2023	8,457.320000	9,830.430000	8,601.250000	7,985.170000
Apr-2023	8,212.910000	9,983.870000	8,386.760000	7,841.610000
May-2023	8,043.720000	10,027.260000	8,221.790000	7,769.180000
Jun-2023	9,010.580000	10,689.820000	8,874.900000	8,400.830000
Jul-2023	9,386.320000	11,033.230000	9,544.620000	8,914.570000
Aug-2023	8,879.460000	10,857.560000	9,085.490000	8,468.590000
Sep-2023	8,297.850000	10,339.900000	8,612.290000	7,970.020000
Oct-2023	7,687.960000	10,122.480000	8,098.560000	7,426.470000
Nov-2023	8,354.500000	11,046.920000	8,827.550000	8,098.640000
Dec-2023	9,277.680000	11,548.790000	9,926.240000	9,088.160000
Jan-2024	8,976.150000	11,742.860000	9,475.340000	8,734.690000
Feb-2024	9,249.930000	12,369.880000	9,785.320000	9,228.570000
Mar-2024	9,749.420000	12,767.880000	10,214.180000	9,558.940000
Apr-2024	9,145.930000	12,246.380000	9,563.350000	8,886.160000
May-2024	9,683.710000	12,853.610000	10,010.600000	9,331.950000
Jun-2024	9,522.960000	13,314.820000	9,841.890000	9,245.630000
Jul-2024	10,305.750000	13,476.900000	11,041.340000	10,184.970000
Aug-2024	10,041.920000	13,803.800000	10,834.090000	10,032.830000
Sep-2024	10,022.840000	14,098.610000	10,841.010000	10,102.950000
Oct-2024	9,740	13,971	10,671	9,957

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (7/1/21)
Class A - without sales charge	26.69%	0.75%
Class A - with sales charge	20.37%	-0.78%
S&P 500 Index	38.02%	10.34%
Russell 2000® Value Index	31.77%	1.70%
Russell 2000® Index	34.07%	-0.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,868,520,245
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 14,244,221
InvestmentCompanyPortfolioTurnover	45.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,868,520,245 Number of Portfolio Holdings245 Portfolio Turnover Rate45.67% Net Investment Advisory Fees (net of waivers and reimbursements)$14,244,221
Holdings [Text Block]
Value	Value
Common Stocks	93.3%
Exchange Traded Funds	0.0%Footnote Reference1
Rights	0.0%Footnote Reference1
Short-Term Investments	6.7%Footnote Reference2
Value	Value
Short-Term Investments	6.7%
OthersFootnote Reference4	1.4%
Utilities	1.6%
Real Estate	3.4%
Consumer Staples	3.4%
Energy	6.6%
Health Care	8.0%
Consumer Discretionary	10.3%
Materials	11.4%
Information Technology	12.7%
Financials	14.1%
Industrials	20.4%

Largest Holdings [Text Block]
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	0.9%
Black Hills Corp. (Multi-Utilities, United States)	0.9%
Lincoln National Corp. (Insurance, United States)	0.9%
Ameris Bancorp (Banks, United States)	0.9%
MGIC Investment Corp. (Financial Services, United States)	0.9%
Seacoast Banking Corp. of Florida (Banks, United States)	0.8%
GXO Logistics, Inc. (Air Freight & Logistics, United States)	0.8%
Kemper Corp. (Insurance, United States)	0.8%
Beazer Homes USA, Inc. (Household Durables, United States)	0.8%
Evercore, Inc., Class A (Capital Markets, United States)	0.8%
Total	8.5%

Material Fund Change [Text Block]
C000228687
Shareholder Report [Line Items]
Fund Name	First Eagle Small Cap Opportunity Fund
Class Name	Class I
Trading Symbol	FESCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Small Cap Opportunity Fund (Class I) | $1,065,272	S&P 500 Index | $1,437,948	Russell 2000® Value Index | $1,082,746	Russell 2000® Index | $1,001,729
Apr-2021	984,000	998,800	990,000	984,900
May-2021	1,020,998.400000	1,005,775.990000	1,020,807.380000	986,930.520000
Jun-2021	1,020,794.200000	1,029,255.630000	1,014,622.050000	1,006,051.800000
Jul-2021	999,357.520000	1,053,705.500000	978,304.150000	969,724.550000
Aug-2021	996,259.510000	1,085,744.100000	1,004,499.210000	991,415.670000
Sep-2021	966,718.080000	1,035,246.390000	984,375.490000	962,183.930000
Oct-2021	995,236.260000	1,107,777.600000	1,021,908.490000	1,003,114.640000
Nov-2021	964,682.510000	1,100,101.860000	987,002.180000	961,315.090000
Dec-2021	1,008,479.090000	1,149,404.170000	1,027,252.740000	982,789.310000
Jan-2022	954,525.460000	1,089,925.900000	967,359.380000	888,172.560000
Feb-2022	992,229.220000	1,057,291.940000	983,366.060000	897,653.800000
Mar-2022	1,001,357.720000	1,096,548.690000	1,002,607.820000	908,826.070000
Apr-2022	917,844.490000	1,000,927.640000	924,799.720000	818,752.960000
May-2022	932,071.080000	1,002,763.960000	942,548.440000	819,990.270000
Jun-2022	819,010.860000	919,992.050000	849,436.480000	752,551.730000
Jul-2022	913,770.410000	1,004,819.410000	931,676.450000	831,120.260000
Aug-2022	881,148.810000	963,840.990000	902,214.940000	814,113.230000
Sep-2022	774,177.350000	875,072.550000	810,276.820000	736,092.290000
Oct-2022	865,839.940000	945,919.610000	912,284.300000	817,127.960000
Nov-2022	907,573.430000	998,781.410000	940,156.930000	836,214.240000
Dec-2022	866,641.870000	941,237.130000	878,472.250000	781,941.950000
Jan-2023	974,712.110000	1,000,378.750000	962,302.320000	858,154.760000
Feb-2023	967,596.710000	975,970.550000	940,116.160000	843,659.770000
Mar-2023	920,668.270000	1,011,802.560000	872,701.480000	803,349.910000
Apr-2023	895,165.760000	1,027,595.230000	850,939.130000	788,906.960000
May-2023	876,814.860000	1,032,061.840000	834,200.910000	781,619.490000
Jun-2023	982,821.780000	1,100,255.600000	900,467.160000	845,166.480000
Jul-2023	1,023,608.880000	1,135,601.270000	968,417.940000	896,851.400000
Aug-2023	968,538.720000	1,117,520.760000	921,833.570000	851,983.530000
Sep-2023	905,293.140000	1,064,239.700000	873,821.500000	801,825.400000
Oct-2023	839,025.690000	1,041,862.420000	821,697.340000	747,141.790000
Nov-2023	911,433.600000	1,137,010.930000	895,662.220000	814,765.250000
Dec-2023	1,011,782.440000	1,188,666.040000	1,007,137.820000	914,316.210000
Jan-2024	980,012.470000	1,208,640.700000	961,388.970000	878,755.210000
Feb-2024	1,009,804.850000	1,273,176.800000	992,840.470000	928,441.530000
Mar-2024	1,064,233.330000	1,314,140.750000	1,036,352.900000	961,678.740000
Apr-2024	998,570.140000	1,260,465.260000	970,318.590000	893,993.300000
May-2024	1,058,084.920000	1,322,965.010000	1,015,697.510000	938,842.460000
Jun-2024	1,040,626.520000	1,370,435.770000	998,579.730000	930,157.880000
Jul-2024	1,125,853.830000	1,387,117.230000	1,120,278.360000	1,024,661.130000
Aug-2024	1,098,157.820000	1,420,764.120000	1,099,250.870000	1,009,354.900000
Sep-2024	1,096,071.320000	1,451,107.520000	1,099,952.350000	1,016,409.280000
Oct-2024	1,065,272	1,437,948	1,082,746	1,001,729

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (4/27/21)
Class I	26.95%	1.82%
S&P 500 Index	38.02%	10.85%
Russell 2000® Value Index	31.77%	2.38%
Russell 2000® Index	34.07%	0.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,868,520,245
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 14,244,221
InvestmentCompanyPortfolioTurnover	45.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,868,520,245 Number of Portfolio Holdings245 Portfolio Turnover Rate45.67% Net Investment Advisory Fees (net of waivers and reimbursements)$14,244,221
Holdings [Text Block]
Value	Value
Common Stocks	93.3%
Exchange Traded Funds	0.0%Footnote Reference1
Rights	0.0%Footnote Reference1
Short-Term Investments	6.7%Footnote Reference2
Value	Value
Short-Term Investments	6.7%
OthersFootnote Reference4	1.4%
Utilities	1.6%
Real Estate	3.4%
Consumer Staples	3.4%
Energy	6.6%
Health Care	8.0%
Consumer Discretionary	10.3%
Materials	11.4%
Information Technology	12.7%
Financials	14.1%
Industrials	20.4%

Largest Holdings [Text Block]
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	0.9%
Black Hills Corp. (Multi-Utilities, United States)	0.9%
Lincoln National Corp. (Insurance, United States)	0.9%
Ameris Bancorp (Banks, United States)	0.9%
MGIC Investment Corp. (Financial Services, United States)	0.9%
Seacoast Banking Corp. of Florida (Banks, United States)	0.8%
GXO Logistics, Inc. (Air Freight & Logistics, United States)	0.8%
Kemper Corp. (Insurance, United States)	0.8%
Beazer Homes USA, Inc. (Household Durables, United States)	0.8%
Evercore, Inc., Class A (Capital Markets, United States)	0.8%
Total	8.5%

Material Fund Change [Text Block]
C000228685
Shareholder Report [Line Items]
Fund Name	First Eagle Small Cap Opportunity Fund
Class Name	Class R6
Trading Symbol	FESRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$113	1.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Small Cap Opportunity Fund (Class R6) | $10,344	S&P 500 Index | $13,971	Russell 2000® Value Index | $10,671	Russell 2000® Index | $9,957
Jul-2021	9,694	10,237.550000	9,642.060000	9,638.910000
Aug-2021	9,674.610000	10,548.830000	9,900.230000	9,854.520000
Sep-2021	9,378.570000	10,058.200000	9,701.890000	9,563.960000
Oct-2021	9,655.240000	10,762.900000	10,071.810000	9,970.810000
Nov-2021	9,358.820000	10,688.320000	9,727.780000	9,555.320000
Dec-2021	9,794.010000	11,167.330000	10,124.490000	9,768.770000
Jan-2022	9,260.230000	10,589.460000	9,534.180000	8,828.300000
Feb-2022	9,636.200000	10,272.390000	9,691.950000	8,922.540000
Mar-2022	9,715.220000	10,653.800000	9,881.590000	9,033.590000
Apr-2022	8,904.970000	9,724.770000	9,114.720000	8,138.280000
May-2022	9,052.790000	9,742.610000	9,289.650000	8,150.580000
Jun-2022	7,955.590000	8,938.420000	8,371.950000	7,480.250000
Jul-2022	8,874.460000	9,762.580000	9,182.500000	8,261.210000
Aug-2022	8,548.770000	9,364.450000	8,892.130000	8,092.160000
Sep-2022	7,510.950000	8,501.990000	7,986	7,316.640000
Oct-2022	8,400.240000	9,190.330000	8,991.370000	8,122.130000
Nov-2022	8,815.220000	9,703.920000	9,266.080000	8,311.840000
Dec-2022	8,408.840000	9,144.830000	8,658.120000	7,772.380000
Jan-2023	9,467.510000	9,719.440000	9,484.340000	8,529.930000
Feb-2023	9,387.980000	9,482.300000	9,265.680000	8,385.850000
Mar-2023	8,942.990000	9,830.430000	8,601.250000	7,985.170000
Apr-2023	8,685.430000	9,983.870000	8,386.760000	7,841.610000
May-2023	8,507.380000	10,027.260000	8,221.790000	7,769.180000
Jun-2023	9,535.920000	10,689.820000	8,874.900000	8,400.830000
Jul-2023	9,941.200000	11,033.230000	9,544.620000	8,914.570000
Aug-2023	9,407.360000	10,857.560000	9,085.490000	8,468.590000
Sep-2023	8,784.590000	10,339.900000	8,612.290000	7,970.020000
Oct-2023	8,141.560000	10,122.480000	8,098.560000	7,426.470000
Nov-2023	8,844.170000	11,046.920000	8,827.550000	8,098.640000
Dec-2023	9,827.650000	11,548.790000	9,926.240000	9,088.160000
Jan-2024	9,519.060000	11,742.860000	9,475.340000	8,734.690000
Feb-2024	9,807.490000	12,369.880000	9,785.320000	9,228.570000
Mar-2024	10,335.130000	12,767.880000	10,214.180000	9,558.940000
Apr-2024	9,697.450000	12,246.380000	9,563.350000	8,886.160000
May-2024	10,274.450000	12,853.610000	10,010.600000	9,331.950000
Jun-2024	10,104.920000	13,314.820000	9,841.890000	9,245.630000
Jul-2024	10,931.500000	13,476.900000	11,041.340000	10,184.970000
Aug-2024	10,662.590000	13,803.800000	10,834.090000	10,032.830000
Sep-2024	10,632.730000	14,098.610000	10,841.010000	10,102.950000
Oct-2024	10,344	13,971	10,671	9,957

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (7/1/21)
Class R6	27.07%	1.02%
S&P 500 Index	38.02%	10.34%
Russell 2000® Value Index	31.77%	1.70%
Russell 2000® Index	34.07%	-0.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,868,520,245
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 14,244,221
InvestmentCompanyPortfolioTurnover	45.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,868,520,245 Number of Portfolio Holdings245 Portfolio Turnover Rate45.67% Net Investment Advisory Fees (net of waivers and reimbursements)$14,244,221
Holdings [Text Block]
Value	Value
Common Stocks	93.3%
Exchange Traded Funds	0.0%Footnote Reference1
Rights	0.0%Footnote Reference1
Short-Term Investments	6.7%Footnote Reference2
Value	Value
Short-Term Investments	6.7%
OthersFootnote Reference4	1.4%
Utilities	1.6%
Real Estate	3.4%
Consumer Staples	3.4%
Energy	6.6%
Health Care	8.0%
Consumer Discretionary	10.3%
Materials	11.4%
Information Technology	12.7%
Financials	14.1%
Industrials	20.4%

Largest Holdings [Text Block]
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	0.9%
Black Hills Corp. (Multi-Utilities, United States)	0.9%
Lincoln National Corp. (Insurance, United States)	0.9%
Ameris Bancorp (Banks, United States)	0.9%
MGIC Investment Corp. (Financial Services, United States)	0.9%
Seacoast Banking Corp. of Florida (Banks, United States)	0.8%
GXO Logistics, Inc. (Air Freight & Logistics, United States)	0.8%
Kemper Corp. (Insurance, United States)	0.8%
Beazer Homes USA, Inc. (Household Durables, United States)	0.8%
Evercore, Inc., Class A (Capital Markets, United States)	0.8%
Total	8.5%

Material Fund Change [Text Block]
C000237506
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Smid Cap Opportunity Fund
Class Name	Class A
Trading Symbol	FEMAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$141	1.20%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Smid Cap Opportunity Fund (Class A) | $11,113	S&P 500 Index | $13,743	Russell 2500™ Value Index | $11,519	Russell 2500™ Index | $11,566
Aug-2022	8,759	9,212	9,208	9,190
Sep-2022	7,770.990000	8,363.590000	8,276.830000	8,314.640000
Oct-2022	8,521.660000	9,040.720000	9,150.710000	9,112.370000
Nov-2022	9,006.540000	9,545.950000	9,610.380000	9,497.060000
Dec-2022	8,408.510000	8,995.960000	9,039.160000	8,932.230000
Jan-2023	9,416.690000	9,561.210000	9,942.330000	9,825.320000
Feb-2023	9,083.340000	9,327.930000	9,660.850000	9,594.720000
Mar-2023	8,664.600000	9,670.400000	9,165.260000	9,235.060000
Apr-2023	8,664.600000	9,821.340000	9,043.130000	9,114.580000
May-2023	8,464.450000	9,864.030000	8,785.050000	8,954.760000
Jun-2023	9,501.340000	10,515.800000	9,565.980000	9,717.580000
Jul-2023	9,805.380000	10,853.610000	10,126.730000	10,200.710000
Aug-2023	9,453.370000	10,680.810000	9,736.870000	9,800.210000
Sep-2023	8,854.030000	10,171.570000	9,215.760000	9,252.880000
Oct-2023	8,274.090000	9,957.700000	8,698.670000	8,690.890000
Nov-2023	9,054.330000	10,867.090000	9,488.090000	9,473.230000
Dec-2023	9,852.930000	11,360.790000	10,483.720000	10,488.510000
Jan-2024	9,630.250000	11,551.700000	10,189.570000	10,214.180000
Feb-2024	10,173.400000	12,168.510000	10,598.010000	10,769.780000
Mar-2024	10,687.150000	12,560.020000	11,120.120000	11,214.260000
Apr-2024	10,037.370000	12,047.010000	10,420.950000	10,462.990000
May-2024	10,570.360000	12,644.360000	10,860.150000	10,898.210000
Jun-2024	10,395.950000	13,098.070000	10,641.370000	10,734.900000
Jul-2024	10,929.260000	13,257.500000	11,503.130000	11,532.450000
Aug-2024	11,122.710000	13,579.090000	11,502.680000	11,502.800000
Sep-2024	11,258.400000	13,869.100000	11,665.840000	11,674.060000
Oct-2024	11,113	13,743	11,519	11,566

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (8/15/22)
Class A - without sales charge	34.32%	7.36%
Class A - with sales charge	27.57%	4.88%
S&P 500 Index	38.02%	15.38%
Russell 2500™ Value Index	32.42%	6.59%
Russell 2500™ Index	33.08%	6.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 49,943,437
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 5,249
InvestmentCompanyPortfolioTurnover	26.23%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$49,943,437 Number of Portfolio Holdings76 Portfolio Turnover Rate26.23% Net Investment Advisory Fees (net of waivers and reimbursements)$5,249
Holdings [Text Block]
Value	Value
Common Stocks	95.0%
Short-Term Investments	5.0%Footnote Reference1
Value	Value
Short-Term Investments	5.0%
Utilities	1.0%
Materials	4.3%
Energy	5.4%
Consumer Staples	6.0%
Information Technology	11.2%
Consumer Discretionary	13.6%
Financials	15.4%
Health Care	16.2%
Industrials	21.9%

Largest Holdings [Text Block]
Curtiss-Wright Corp. (Aerospace & Defense, United States)	3.3%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	3.1%
Evercore, Inc., Class A (Capital Markets, United States)	2.6%
Bio-Rad Laboratories, Inc., Class A (Life Sciences Tools & Services, United States)	2.3%
Quanta Services, Inc. (Construction & Engineering, United States)	2.3%
Cardinal Health, Inc. (Health Care Providers & Services, United States)	2.2%
Lennox International, Inc. (Building Products, United States)	2.1%
XPO, Inc. (Ground Transportation, United States)	2.0%
Onto Innovation, Inc. (Semiconductors & Semiconductor Equipment, United States)	1.9%
Radian Group, Inc. (Financial Services, United States)	1.8%
Total	23.6%

Material Fund Change [Text Block]
C000237507
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Smid Cap Opportunity Fund
Class Name	Class I
Trading Symbol	FESMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Smid Cap Opportunity Fund (Class I) | $1,176,948	S&P 500 Index | $1,374,332	Russell 2500™ Value Index | $1,151,881	Russell 2500™ Index | $1,156,574
Aug-2022	922,000	921,200	920,800	919,000
Sep-2022	819,012.600000	836,358.740000	827,682.590000	831,464.040000
Oct-2022	898,047.320000	904,071.480000	915,071.350000	911,236.980000
Nov-2022	949,056.400000	954,594.630000	961,037.520000	949,706.370000
Dec-2022	886,798.300000	899,596.150000	903,915.780000	893,222.560000
Jan-2023	993,125.420000	956,121.300000	994,232.700000	982,531.600000
Feb-2023	957,968.780000	932,792.940000	966,084.640000	959,471.950000
Mar-2023	913,806.420000	967,039.720000	916,525.620000	923,505.660000
Apr-2023	913,806.420000	982,133.710000	904,312.870000	911,457.520000
May-2023	893,702.680000	986,402.710000	878,505.360000	895,475.890000
Jun-2023	1,003,002.520000	1,051,579.540000	956,598.390000	971,758.300000
Jul-2023	1,035,098.600000	1,085,361.490000	1,012,673.230000	1,020,070.650000
Aug-2023	997,938.560000	1,068,080.870000	973,686.640000	980,020.570000
Sep-2023	934,769.050000	1,017,157.010000	921,575.890000	925,288.120000
Oct-2023	874,569.920000	995,769.720000	869,866.840000	869,088.490000
Nov-2023	955,817.460000	1,086,708.790000	948,809.070000	947,323.150000
Dec-2023	1,042,032.200000	1,136,078.640000	1,048,372.220000	1,048,851.190000
Jan-2024	1,017,857.050000	1,155,169.600000	1,018,956.840000	1,021,417.720000
Feb-2024	1,075,264.190000	1,216,850.590000	1,059,801.380000	1,076,978.400000
Mar-2024	1,129,672.560000	1,256,002.260000	1,112,012.450000	1,121,426.200000
Apr-2024	1,062,231.110000	1,204,701.410000	1,042,095.040000	1,046,299.030000
May-2024	1,118,635.580000	1,264,436.130000	1,086,015.460000	1,089,821.160000
Jun-2024	1,100,513.680000	1,309,806.750000	1,064,136.530000	1,073,489.780000
Jul-2024	1,155,869.520000	1,325,750.210000	1,150,312.560000	1,153,245.110000
Aug-2024	1,177,021.930000	1,357,908.540000	1,150,268.050000	1,150,280.420000
Sep-2024	1,192,087.810000	1,386,909.530000	1,166,583.820000	1,167,405.750000
Oct-2024	1,176,948	1,374,332	1,151,881	1,156,574

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (8/15/22)
Class I	34.58%	7.65%
S&P 500 Index	38.02%	15.38%
Russell 2500™ Value Index	32.42%	6.59%
Russell 2500™ Index	33.08%	6.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 49,943,437
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 5,249
InvestmentCompanyPortfolioTurnover	26.23%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$49,943,437 Number of Portfolio Holdings76 Portfolio Turnover Rate26.23% Net Investment Advisory Fees (net of waivers and reimbursements)$5,249
Holdings [Text Block]
Value	Value
Common Stocks	95.0%
Short-Term Investments	5.0%Footnote Reference1
Value	Value
Short-Term Investments	5.0%
Utilities	1.0%
Materials	4.3%
Energy	5.4%
Consumer Staples	6.0%
Information Technology	11.2%
Consumer Discretionary	13.6%
Financials	15.4%
Health Care	16.2%
Industrials	21.9%

Largest Holdings [Text Block]
Curtiss-Wright Corp. (Aerospace & Defense, United States)	3.3%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	3.1%
Evercore, Inc., Class A (Capital Markets, United States)	2.6%
Bio-Rad Laboratories, Inc., Class A (Life Sciences Tools & Services, United States)	2.3%
Quanta Services, Inc. (Construction & Engineering, United States)	2.3%
Cardinal Health, Inc. (Health Care Providers & Services, United States)	2.2%
Lennox International, Inc. (Building Products, United States)	2.1%
XPO, Inc. (Ground Transportation, United States)	2.0%
Onto Innovation, Inc. (Semiconductors & Semiconductor Equipment, United States)	1.9%
Radian Group, Inc. (Financial Services, United States)	1.8%
Total	23.6%

Material Fund Change [Text Block]
C000237508
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Smid Cap Opportunity Fund
Class Name	Class R6
Trading Symbol	FEXRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Smid Cap Opportunity Fund (Class R6) | $11,774	S&P 500 Index | $13,743	Russell 2500™ Value Index | $11,519	Russell 2500™ Index | $11,566
Aug-2022	9,220	9,212	9,208	9,190
Sep-2022	8,190.130000	8,363.590000	8,276.830000	8,314.640000
Oct-2022	8,980.470000	9,040.720000	9,150.710000	9,112.370000
Nov-2022	9,490.560000	9,545.950000	9,610.380000	9,497.060000
Dec-2022	8,864.190000	8,995.960000	9,039.160000	8,932.230000
Jan-2023	9,927.890000	9,561.210000	9,942.330000	9,825.320000
Feb-2023	9,576.440000	9,327.930000	9,660.850000	9,594.720000
Mar-2023	9,134.970000	9,670.400000	9,165.260000	9,235.060000
Apr-2023	9,134.970000	9,821.340000	9,043.130000	9,114.580000
May-2023	8,934	9,864.030000	8,785.050000	8,954.760000
Jun-2023	10,028.410000	10,515.800000	9,565.980000	9,717.580000
Jul-2023	10,349.320000	10,853.610000	10,126.730000	10,200.710000
Aug-2023	9,977.780000	10,680.810000	9,736.870000	9,800.210000
Sep-2023	9,345.190000	10,171.570000	9,215.760000	9,252.880000
Oct-2023	8,743.360000	9,957.700000	8,698.670000	8,690.890000
Nov-2023	9,556.490000	10,867.090000	9,488.090000	9,473.230000
Dec-2023	10,410.840000	11,360.790000	10,483.720000	10,488.510000
Jan-2024	10,171.390000	11,551.700000	10,189.570000	10,214.180000
Feb-2024	10,754.210000	12,168.510000	10,598.010000	10,769.780000
Mar-2024	11,295.150000	12,560.020000	11,120.120000	11,214.260000
Apr-2024	10,618.570000	12,047.010000	10,420.950000	10,462.990000
May-2024	11,180.290000	12,644.360000	10,860.150000	10,898.210000
Jun-2024	11,003.650000	13,098.070000	10,641.370000	10,734.900000
Jul-2024	11,554.930000	13,257.500000	11,503.130000	11,532.450000
Aug-2024	11,762.920000	13,579.090000	11,502.680000	11,502.800000
Sep-2024	11,919.360000	13,869.100000	11,665.840000	11,674.060000
Oct-2024	11,774	13,743	11,519	11,566

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (8/15/22)
Class R6	34.65%	7.66%
S&P 500 Index	38.02%	15.38%
Russell 2500™ Value Index	32.42%	6.59%
Russell 2500™ Index	33.08%	6.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 49,943,437
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 5,249
InvestmentCompanyPortfolioTurnover	26.23%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$49,943,437 Number of Portfolio Holdings76 Portfolio Turnover Rate26.23% Net Investment Advisory Fees (net of waivers and reimbursements)$5,249
Holdings [Text Block]
Value	Value
Common Stocks	95.0%
Short-Term Investments	5.0%Footnote Reference1
Value	Value
Short-Term Investments	5.0%
Utilities	1.0%
Materials	4.3%
Energy	5.4%
Consumer Staples	6.0%
Information Technology	11.2%
Consumer Discretionary	13.6%
Financials	15.4%
Health Care	16.2%
Industrials	21.9%

Largest Holdings [Text Block]
Curtiss-Wright Corp. (Aerospace & Defense, United States)	3.3%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	3.1%
Evercore, Inc., Class A (Capital Markets, United States)	2.6%
Bio-Rad Laboratories, Inc., Class A (Life Sciences Tools & Services, United States)	2.3%
Quanta Services, Inc. (Construction & Engineering, United States)	2.3%
Cardinal Health, Inc. (Health Care Providers & Services, United States)	2.2%
Lennox International, Inc. (Building Products, United States)	2.1%
XPO, Inc. (Ground Transportation, United States)	2.0%
Onto Innovation, Inc. (Semiconductors & Semiconductor Equipment, United States)	1.9%
Radian Group, Inc. (Financial Services, United States)	1.8%
Total	23.6%

Material Fund Change [Text Block]
C000232393
Shareholder Report [Line Items]
Fund Name	First Eagle Global Real Assets Fund
Class Name	Class A
Trading Symbol	FERAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Real Assets Fund (Class A) | $11,129	MSCI World Index | $12,310	Consumer Price Index for Urban Consumers (CPI-U) | $11,315
Nov-2021	9,500	10,000	10,000
Dec-2021	9,908.500000	10,427.400000	10,072.060000
Jan-2022	9,879.770000	9,875.680000	10,128.800000
Feb-2022	9,955.840000	9,625.910000	10,205.740000
Mar-2022	10,401.860000	9,890.080000	10,313.990000
Apr-2022	9,859.920000	9,068.480000	10,357.430000
May-2022	10,059.090000	9,075.340000	10,450.500000
Jun-2022	9,099.460000	8,289.220000	10,580.960000
Jul-2022	9,564.440000	8,947.350000	10,580.270000
Aug-2022	9,146.470000	8,573.280000	10,588.600000
Sep-2022	8,320.550000	7,776.310000	10,629.200000
Oct-2022	9,090.200000	8,334.750000	10,683.790000
Nov-2022	9,773.780000	8,914.270000	10,711.950000
Dec-2022	9,512.820000	8,535.710000	10,717.830000
Jan-2023	10,212.960000	9,139.660000	10,773.210000
Feb-2023	9,714.570000	8,919.960000	10,814.570000
Mar-2023	9,829.200000	9,195.580000	10,822.990000
Apr-2023	9,963.860000	9,356.770000	10,869.190000
May-2023	9,312.230000	9,263.360000	10,881.140000
Jun-2023	9,743.380000	9,823.590000	10,904.020000
Jul-2023	10,203.270000	10,153.590000	10,926.440000
Aug-2023	9,982.880000	9,911.060000	10,982.360000
Sep-2023	9,656.440000	9,483.520000	11,021.850000
Oct-2023	9,378.330000	9,208.350000	11,030.560000
Nov-2023	9,896.020000	10,071.650000	11,048.250000
Dec-2023	10,425.460000	10,566.110000	11,074
Jan-2024	10,113.730000	10,692.900000	11,107.820000
Feb-2024	10,153.180000	11,146.260000	11,156.930000
Mar-2024	10,777.600000	11,504.440000	11,199.110000
Apr-2024	10,387.450000	11,077.110000	11,234.150000
May-2024	10,747.890000	11,571.730000	11,234.800000
Jun-2024	10,465.220000	11,807.190000	11,228.480000
Jul-2024	10,972.790000	12,015.260000	11,245.880000
Aug-2024	11,158.230000	12,332.830000	11,266.930000
Sep-2024	11,402.590000	12,558.690000	11,287.200000
Oct-2024	11,129	12,310	11,315

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (11/30/21)
Class A - without sales charge	18.66%	5.58%
Class A - with sales charge	12.78%	3.73%
MSCI World Index	33.68%	7.38%
Consumer Price Index for Urban Consumers (CPI-U)	2.58%	4.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 14,297,966
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,297,966 Number of Portfolio Holdings72 Portfolio Turnover Rate40.98% Net Investment Advisory Fees (net of waivers and reimbursements)$-
Holdings [Text Block]
Value	Value
Common Stocks	90.7%
Commodities	3.8%
Master Limited Partnerships	3.1%
Exchange Traded Funds	1.2%
Short-Term Investments	1.2%Footnote Reference1
Value	Value
Short-Term Investments	1.2%
OthersFootnote Reference4	1.0%
Investment Funds	1.2%
Communication Services	2.2%
Health Care	3.1%
Commodities	3.8%
Consumer Staples	4.8%
Utilities	7.6%
Industrials	10.6%
Energy	15.7%
Materials	24.0%
Real Estate	24.8%
United States	48.3%
Canada	12.9%
United Kingdom	10.7%
Mexico	6.2%
Japan	4.0%
Hong Kong	3.6%
Germany	2.2%
Australia	2.0%
Singapore	2.0%
Faroe Islands	1.5%
OthersFootnote Reference6	5.4%
Short-Term Investments	1.2%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	3.9%
CRH plc (Construction Materials, United States)	2.8%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	2.7%
Extra Space Storage, Inc., REIT (Specialized REITs, United States)	2.6%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.6%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	2.5%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.3%
Grupo Mexico SAB de CV, Series B (Metals & Mining, Mexico)	2.2%
FUCHS SE (Preference) (Chemicals, Germany)	2.2%
Total	26.3%

Material Fund Change [Text Block]
C000232392
Shareholder Report [Line Items]
Fund Name	First Eagle Global Real Assets Fund
Class Name	Class I
Trading Symbol	FEREX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Real Assets Fund (Class I) | $1,180,857	MSCI World Index | $1,230,957	Consumer Price Index for Urban Consumers (CPI-U) | $1,131,475
Nov-2021	1,000,000	1,000,000	1,000,000
Dec-2021	1,044,000	1,042,740.190000	1,007,205.910000
Jan-2022	1,040,032.800000	987,567.860000	1,012,880.250000
Feb-2022	1,049,081.090000	962,591.070000	1,020,573.960000
Mar-2022	1,096,079.920000	989,007.800000	1,031,398.960000
Apr-2022	1,039,083.760000	906,847.620000	1,035,742.600000
May-2022	1,060,073.250000	907,534.420000	1,045,050.380000
Jun-2022	959,048.270000	828,921.980000	1,058,095.620000
Jul-2022	1,009,014.690000	894,735.320000	1,058,027.470000
Aug-2022	965,021.650000	857,328.400000	1,058,859.610000
Sep-2022	877,976.700000	777,631.240000	1,062,919.880000
Oct-2022	959,013.940000	833,475.220000	1,068,379.010000
Nov-2022	1,031,035.890000	891,427.100000	1,071,194.660000
Dec-2022	1,004,125.850000	853,570.600000	1,071,782.900000
Jan-2023	1,078,531.580000	913,965.900000	1,077,320.940000
Feb-2023	1,025,575.680000	891,995.520000	1,081,456.530000
Mar-2023	1,038,805.610000	919,557.900000	1,082,299.430000
Apr-2023	1,053,037.240000	935,677.370000	1,086,919.250000
May-2023	983,747.390000	926,336.120000	1,088,113.660000
Jun-2023	1,030,672.140000	982,358.880000	1,090,402.050000
Jul-2023	1,078,598.400000	1,015,359.020000	1,092,643.800000
Aug-2023	1,056,163.550000	991,106.440000	1,098,235.650000
Sep-2023	1,021,521.390000	948,351.710000	1,102,184.730000
Oct-2023	993,020.940000	920,834.490000	1,103,056.320000
Nov-2023	1,048,034.300000	1,007,164.630000	1,104,824.620000
Dec-2023	1,102,741.690000	1,056,610.620000	1,107,399.950000
Jan-2024	1,071,534.100000	1,069,290.460000	1,110,782.320000
Feb-2024	1,075,713.080000	1,114,625.880000	1,115,692.670000
Mar-2024	1,141,331.580000	1,150,444.180000	1,119,910.760000
Apr-2024	1,100,700.180000	1,107,711.270000	1,123,415.080000
May-2024	1,139,224.680000	1,157,172.770000	1,123,479.640000
Jun-2024	1,109,035.230000	1,180,718.810000	1,122,848.360000
Jul-2024	1,163,156.150000	1,201,525.940000	1,124,587.960000
Aug-2024	1,182,929.800000	1,233,282.860000	1,126,693.420000
Sep-2024	1,210,018.900000	1,255,869.130000	1,128,719.970000
Oct-2024	1,180,857	1,230,957	1,131,475

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (11/30/21)
Class I	19.04%	5.86%
MSCI World Index	33.68%	7.38%
Consumer Price Index for Urban Consumers (CPI-U)	2.58%	4.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 14,297,966
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,297,966 Number of Portfolio Holdings72 Portfolio Turnover Rate40.98% Net Investment Advisory Fees (net of waivers and reimbursements)$-
Holdings [Text Block]
Value	Value
Common Stocks	90.7%
Commodities	3.8%
Master Limited Partnerships	3.1%
Exchange Traded Funds	1.2%
Short-Term Investments	1.2%Footnote Reference1
Value	Value
Short-Term Investments	1.2%
OthersFootnote Reference4	1.0%
Investment Funds	1.2%
Communication Services	2.2%
Health Care	3.1%
Commodities	3.8%
Consumer Staples	4.8%
Utilities	7.6%
Industrials	10.6%
Energy	15.7%
Materials	24.0%
Real Estate	24.8%
United States	48.3%
Canada	12.9%
United Kingdom	10.7%
Mexico	6.2%
Japan	4.0%
Hong Kong	3.6%
Germany	2.2%
Australia	2.0%
Singapore	2.0%
Faroe Islands	1.5%
OthersFootnote Reference6	5.4%
Short-Term Investments	1.2%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	3.9%
CRH plc (Construction Materials, United States)	2.8%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	2.7%
Extra Space Storage, Inc., REIT (Specialized REITs, United States)	2.6%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.6%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	2.5%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.3%
Grupo Mexico SAB de CV, Series B (Metals & Mining, Mexico)	2.2%
FUCHS SE (Preference) (Chemicals, Germany)	2.2%
Total	26.3%

Material Fund Change [Text Block]
C000232391
Shareholder Report [Line Items]
Fund Name	First Eagle Global Real Assets Fund
Class Name	Class R6
Trading Symbol	FERRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Real Assets Fund (Class R6) | $11,802	MSCI World Index | $12,310	Consumer Price Index for Urban Consumers (CPI-U) | $11,315
Nov-2021	10,000	10,000	10,000
Dec-2021	10,440	10,427.400000	10,072.060000
Jan-2022	10,400.330000	9,875.680000	10,128.800000
Feb-2022	10,490.810000	9,625.910000	10,205.740000
Mar-2022	10,960.800000	9,890.080000	10,313.990000
Apr-2022	10,390.840000	9,068.480000	10,357.430000
May-2022	10,600.730000	9,075.340000	10,450.500000
Jun-2022	9,590.480000	8,289.220000	10,580.960000
Jul-2022	10,090.150000	8,947.350000	10,580.270000
Aug-2022	9,650.220000	8,573.280000	10,588.600000
Sep-2022	8,779.770000	7,776.310000	10,629.200000
Oct-2022	9,590.140000	8,334.750000	10,683.790000
Nov-2022	10,310.360000	8,914.270000	10,711.950000
Dec-2022	10,043.320000	8,535.710000	10,717.830000
Jan-2023	10,787.530000	9,139.660000	10,773.210000
Feb-2023	10,257.860000	8,919.960000	10,814.570000
Mar-2023	10,390.190000	9,195.580000	10,822.990000
Apr-2023	10,523.180000	9,356.770000	10,869.190000
May-2023	9,840.230000	9,263.360000	10,881.140000
Jun-2023	10,298.780000	9,823.590000	10,904.020000
Jul-2023	10,787.980000	10,153.590000	10,926.440000
Aug-2023	10,553.880000	9,911.060000	10,982.360000
Sep-2023	10,207.710000	9,483.520000	11,021.850000
Oct-2023	9,932.100000	9,208.350000	11,030.560000
Nov-2023	10,472.410000	10,071.650000	11,048.250000
Dec-2023	11,031.630000	10,566.110000	11,074
Jan-2024	10,708.410000	10,692.900000	11,107.820000
Feb-2024	10,750.170000	11,146.260000	11,156.930000
Mar-2024	11,405.930000	11,504.440000	11,199.110000
Apr-2024	11,010.150000	11,077.110000	11,234.150000
May-2024	11,395.500000	11,571.730000	11,234.800000
Jun-2024	11,093.520000	11,807.190000	11,228.480000
Jul-2024	11,634.880000	12,015.260000	11,245.880000
Aug-2024	11,832.680000	12,332.830000	11,266.930000
Sep-2024	12,093	12,558.690000	11,287.200000
Oct-2024	11,802	12,310	11,315

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (11/30/21)
Class R6	18.96%	5.84%
MSCI World Index	33.68%	7.38%
Consumer Price Index for Urban Consumers (CPI-U)	2.58%	4.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 14,297,966
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.98%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,297,966 Number of Portfolio Holdings72 Portfolio Turnover Rate40.98% Net Investment Advisory Fees (net of waivers and reimbursements)$-
Holdings [Text Block]
Value	Value
Common Stocks	90.7%
Commodities	3.8%
Master Limited Partnerships	3.1%
Exchange Traded Funds	1.2%
Short-Term Investments	1.2%Footnote Reference1
Value	Value
Short-Term Investments	1.2%
OthersFootnote Reference4	1.0%
Investment Funds	1.2%
Communication Services	2.2%
Health Care	3.1%
Commodities	3.8%
Consumer Staples	4.8%
Utilities	7.6%
Industrials	10.6%
Energy	15.7%
Materials	24.0%
Real Estate	24.8%
United States	48.3%
Canada	12.9%
United Kingdom	10.7%
Mexico	6.2%
Japan	4.0%
Hong Kong	3.6%
Germany	2.2%
Australia	2.0%
Singapore	2.0%
Faroe Islands	1.5%
OthersFootnote Reference6	5.4%
Short-Term Investments	1.2%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	3.9%
CRH plc (Construction Materials, United States)	2.8%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	2.7%
Extra Space Storage, Inc., REIT (Specialized REITs, United States)	2.6%
ONEOK, Inc. (Oil, Gas & Consumable Fuels, United States)	2.6%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	2.5%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.3%
Grupo Mexico SAB de CV, Series B (Metals & Mining, Mexico)	2.2%
FUCHS SE (Preference) (Chemicals, Germany)	2.2%
Total	26.3%

Material Fund Change [Text Block]
C000108220
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class A
Trading Symbol	FEHAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle High Yield Municipal Fund (Class A) | $13,830	Bloomberg U.S. Corporate High Yield Index | $16,078	S&P Municipal Yield Index | $15,093	S&P Municipal Bond Index | $12,651
Oct-2014	10,000	10,000	10,000	10,000
Nov-2014	9,459.280000	9,927.160000	10,065.350000	10,016.890000
Dec-2014	9,266.310000	9,783.450000	10,135.980000	10,070.750000
Jan-2015	9,254.260000	9,848.090000	10,309.570000	10,241.910000
Feb-2015	9,487.470000	10,085.420000	10,257.140000	10,147.880000
Mar-2015	9,462.800000	10,030.230000	10,262	10,172.990000
Apr-2015	9,655.840000	10,151.260000	10,218.590000	10,126.890000
May-2015	9,718.600000	10,182.070000	10,253.580000	10,105.440000
Jun-2015	9,593.230000	10,030.500000	10,092.100000	10,071.660000
Jul-2015	9,436.860000	9,972.090000	10,138.950000	10,142.860000
Aug-2015	9,231.140000	9,798.380000	10,188.410000	10,168.880000
Sep-2015	9,023.440000	9,543.410000	10,329.260000	10,244.190000
Oct-2015	9,146.160000	9,805.770000	10,415.900000	10,287.550000
Nov-2015	8,999.820000	9,587.810000	10,465.240000	10,331.830000
Dec-2015	8,582.230000	9,346.330000	10,537.890000	10,404.860000
Jan-2016	8,250.950000	9,196.120000	10,609.580000	10,514.860000
Feb-2016	8,200.620000	9,248.680000	10,674.400000	10,531.290000
Mar-2016	8,700.040000	9,659.730000	10,777.530000	10,575.110000
Apr-2016	9,124.600000	10,037.910000	10,865.420000	10,649.500000
May-2016	9,228.620000	10,099.890000	10,974.720000	10,682.820000
Jun-2016	9,308.910000	10,192.850000	11,255.640000	10,857.640000
Jul-2016	9,483.920000	10,468.450000	11,296.680000	10,859.010000
Aug-2016	9,666.010000	10,687.440000	11,356.340000	10,883.660000
Sep-2016	9,770.410000	10,758.670000	11,378.930000	10,842.580000
Oct-2016	9,899.370000	10,800.220000	11,282.920000	10,754.030000
Nov-2016	9,852.850000	10,748.940000	10,814.120000	10,381.580000
Dec-2016	10,027.240000	10,947.330000	10,872.360000	10,485.190000
Jan-2017	10,136.540000	11,106.330000	10,978.400000	10,539.960000
Feb-2017	10,168	11,267.970000	11,146.110000	10,610.710000
Mar-2017	10,188.300000	11,242.820000	11,176.890000	10,633.530000
Apr-2017	10,275.920000	11,372.650000	11,295.020000	10,710.210000
May-2017	10,329.350000	11,471.540000	11,414.750000	10,851.210000
Jun-2017	10,292.170000	11,487.060000	11,407.220000	10,826.710000
Jul-2017	10,369.360000	11,614.270000	11,478.030000	10,898.190000
Aug-2017	10,322.700000	11,609.720000	11,591	10,983.440000
Sep-2017	10,414.570000	11,713.970000	11,490.660000	10,933.600000
Oct-2017	10,464.560000	11,763.450000	11,483.130000	10,947.870000
Nov-2017	10,473.980000	11,733.420000	11,514.500000	10,900.590000
Dec-2017	10,484.450000	11,768.870000	11,636.020000	11,003.940000
Jan-2018	10,588.250000	11,839.460000	11,607.670000	10,899.420000
Feb-2018	10,477.070000	11,738.840000	11,591.240000	10,857.080000
Mar-2018	10,570.320000	11,667.930000	11,715.010000	10,902.390000
Apr-2018	10,575.600000	11,743.850000	11,749.110000	10,864.750000
May-2018	10,606.270000	11,740.590000	11,936.210000	10,987.710000
Jun-2018	10,652.940000	11,787.720000	12,003.940000	11,001.550000
Jul-2018	10,709.400000	11,916.360000	12,068.340000	11,029.750000
Aug-2018	10,751.160000	12,004.240000	12,156.410000	11,050.160000
Sep-2018	10,817.820000	12,071.090000	12,097.990000	10,986.050000
Oct-2018	10,730.200000	11,878.120000	11,951.100000	10,913.970000
Nov-2018	10,581.050000	11,775.930000	11,994.510000	11,027.200000
Dec-2018	10,407.520000	11,523.800000	12,113.710000	11,153.140000
Jan-2019	10,664.580000	12,044.710000	12,184.520000	11,235.110000
Feb-2019	10,818.150000	12,245	12,296.130000	11,294.220000
Mar-2019	10,826.810000	12,360.180000	12,586.720000	11,461.120000
Apr-2019	10,893.940000	12,535.910000	12,654.500000	11,499.390000
May-2019	10,859.070000	12,386.930000	12,869.660000	11,654.070000
Jun-2019	11,036.080000	12,669.240000	12,947.400000	11,704.040000
Jul-2019	11,092.360000	12,740.680000	13,040.390000	11,794.190000
Aug-2019	11,152.260000	12,791.640000	13,328.490000	11,963.320000
Sep-2019	11,157.840000	12,838.230000	13,298.190000	11,886.080000
Oct-2019	11,109.860000	12,873.680000	13,319.240000	11,903.750000
Nov-2019	11,122.080000	12,915.710000	13,362	11,923.820000
Dec-2019	11,304.480000	13,173.930000	13,436.360000	11,962.830000
Jan-2020	11,281.870000	13,177.440000	13,724.760000	12,157.610000
Feb-2020	11,114.900000	12,991.620000	13,999.690000	12,304.380000
Mar-2020	9,927.830000	11,502.830000	12,725.130000	11,893.800000
Apr-2020	10,379.540000	12,021.080000	12,374.470000	11,753.840000
May-2020	10,653.560000	12,550.660000	12,812.900000	12,104.960000
Jun-2020	10,901.790000	12,673.510000	13,279.980000	12,198.980000
Jul-2020	11,258.280000	13,267.660000	13,589.660000	12,370.660000
Aug-2020	11,469.940000	13,393.790000	13,631.770000	12,340.610000
Sep-2020	11,522.700000	13,256.020000	13,638.650000	12,343.360000
Oct-2020	11,597.600000	13,323.340000	13,663.970000	12,325.910000
Nov-2020	11,886.380000	13,850.410000	13,968.080000	12,482.290000
Dec-2020	12,084.880000	14,111.090000	14,210.160000	12,555.390000
Jan-2021	12,075.210000	14,157.770000	14,474.540000	12,626.080000
Feb-2021	11,989.480000	14,209.780000	14,318.090000	12,454.460000
Mar-2021	11,975.090000	14,231.040000	14,431.600000	12,522.970000
Apr-2021	12,022.990000	14,385.610000	14,623.870000	12,623.640000
May-2021	12,098.730000	14,428.160000	14,785.470000	12,674.430000
Jun-2021	12,324.980000	14,621.440000	14,941.850000	12,710.910000
Jul-2021	12,360.720000	14,677.130000	15,095.980000	12,799.790000
Aug-2021	12,412.640000	14,752.530000	15,060.760000	12,765.260000
Sep-2021	12,422.570000	14,750.910000	14,924.650000	12,678.250000
Oct-2021	12,391.510000	14,725.650000	14,876.560000	12,665.810000
Nov-2021	12,277.510000	14,582.440000	15,067.460000	12,759.170000
Dec-2021	12,466.580000	14,855.780000	15,113.060000	12,777.500000
Jan-2022	12,213.510000	14,449.570000	14,695.740000	12,472.440000
Feb-2022	12,054.740000	14,301.220000	14,579.210000	12,408.580000
Mar-2022	11,900.440000	14,137.260000	14,071.570000	12,070.820000
Apr-2022	11,586.260000	13,634.560000	13,549.870000	11,744
May-2022	11,600.170000	13,667.990000	13,767.100000	11,917.460000
Jun-2022	10,964.480000	12,747.730000	13,282.230000	11,705.750000
Jul-2022	11,449.110000	13,500.270000	13,817.870000	12,008.460000
Aug-2022	11,281.950000	13,189.170000	13,493.410000	11,733.740000
Sep-2022	10,926.570000	12,665.310000	12,669.740000	11,307.780000
Oct-2022	11,203.010000	12,994.450000	12,434.130000	11,227.060000
Nov-2022	11,392.340000	13,276.490000	13,182.190000	11,746.650000
Dec-2022	11,367.280000	13,193.630000	13,150.820000	11,749.390000
Jan-2023	11,721.940000	13,695.940000	13,721.620000	12,080.880000
Feb-2023	11,562.520000	13,519.880000	13,328.020000	11,799.560000
Mar-2023	11,730.180000	13,664.390000	13,532.670000	12,044.870000
Apr-2023	11,808.770000	13,800.840000	13,611.250000	12,030.200000
May-2023	11,757.990000	13,674.380000	13,544.120000	11,940.040000
Jun-2023	11,867.340000	13,903.190000	13,764.670000	12,045.990000
Jul-2023	12,008.560000	14,095.010000	13,816.320000	12,076.470000
Aug-2023	12,045.790000	14,134.050000	13,660.350000	11,943.560000
Sep-2023	11,901.240000	13,966.840000	13,200.930000	11,623.920000
Oct-2023	11,803.650000	13,804.190000	12,907.140000	11,492.220000
Nov-2023	12,206.150000	14,429.580000	13,860.680000	12,170.250000
Dec-2023	12,425.870000	14,967.520000	14,309.080000	12,458.120000
Jan-2024	12,529	14,966.920000	14,380.390000	12,439.070000
Feb-2024	12,747	15,010.660000	14,486.400000	12,448.630000
Mar-2024	12,947.130000	15,188.230000	14,588.750000	12,446.640000
Apr-2024	12,883.690000	15,045.460000	14,404.950000	12,313.240000
May-2024	13,087.250000	15,210.760000	14,485.710000	12,283.400000
Jun-2024	13,464.170000	15,354.400000	14,787.600000	12,479.310000
Jul-2024	13,655.360000	15,652.910000	14,941.920000	12,586.910000
Aug-2024	13,811.030000	15,908.240000	15,086.090000	12,690.160000
Sep-2024	14,043.050000	16,165.620000	15,289.520000	12,817.790000
Oct-2024	13,830	16,078	15,093	12,651

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A - without sales charge	17.15%	4.51%	3.79%
Class A - with sales charge	11.83%	3.55%	3.31%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.86%
S&P Municipal Yield Index	16.94%	2.53%	4.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 4,237,049,109
Holdings Count | Holding	1,182
Advisory Fees Paid, Amount	$ 5,268,220
InvestmentCompanyPortfolioTurnover	136.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,237,049,109 Number of Portfolio Holdings1,182 Portfolio Turnover Rate136.03% Net Investment Advisory Fees (net of waivers and reimbursements)$5,268,220
Holdings [Text Block]
Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Effective December 27, 2023, The Fund changed name from First Eagle High Income Fund to First Eagle High Yield Municipal Fund. The Fund also changed its investment objectives, principal investment strategies, and principal risks accordingly.

Effective March 1, 2024, the maximum sales charge on purchases changed from 4.50% to 2.50%.

The Adviser has contractually agreed to waive its management fee for the period from November 1, 2023 through April 30, 2024.

Prior to December 27, 2023, the Fund paid the Adviser an administrative fee at an annual rate of 0.05% of the Fund’s average daily net assets. Effective December 27, 2023, the Fund reimbursed the Adviser administrative costs not exceeding 0.05% of the Fund's average daily net assets.

C000108221
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class C
Trading Symbol	FEHCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$167	1.55%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle High Yield Municipal Fund (Class C) | $13,479	Bloomberg U.S. Corporate High Yield Index | $16,078	S&P Municipal Yield Index | $15,093	S&P Municipal Bond Index | $12,651
Oct-2014	10,000	10,000	10,000	10,000
Nov-2014	9,899	9,927.160000	10,065.350000	10,016.890000
Dec-2014	9,680.230000	9,783.450000	10,135.980000	10,070.750000
Jan-2015	9,671.520000	9,848.090000	10,309.570000	10,241.910000
Feb-2015	9,909.440000	10,085.420000	10,257.140000	10,147.880000
Mar-2015	9,877.730000	10,030.230000	10,262	10,172.990000
Apr-2015	10,073.310000	10,151.260000	10,218.590000	10,126.890000
May-2015	10,132.740000	10,182.070000	10,253.580000	10,105.440000
Jun-2015	9,995.950000	10,030.500000	10,092.100000	10,071.660000
Jul-2015	9,827.020000	9,972.090000	10,138.950000	10,142.860000
Aug-2015	9,606.890000	9,798.380000	10,188.410000	10,168.880000
Sep-2015	9,384.970000	9,543.410000	10,329.260000	10,244.190000
Oct-2015	9,504.160000	9,805.770000	10,415.900000	10,287.550000
Nov-2015	9,346.390000	9,587.810000	10,465.240000	10,331.830000
Dec-2015	8,907.110000	9,346.330000	10,537.890000	10,404.860000
Jan-2016	8,568.640000	9,196.120000	10,609.580000	10,514.860000
Feb-2016	8,511.230000	9,248.680000	10,674.400000	10,531.290000
Mar-2016	9,024.460000	9,659.730000	10,777.530000	10,575.110000
Apr-2016	9,448.610000	10,037.910000	10,865.420000	10,649.500000
May-2016	9,550.650000	10,099.890000	10,974.720000	10,682.820000
Jun-2016	9,638.520000	10,192.850000	11,255.640000	10,857.640000
Jul-2016	9,803.340000	10,468.450000	11,296.680000	10,859.010000
Aug-2016	9,985.680000	10,687.440000	11,356.340000	10,883.660000
Sep-2016	10,086.540000	10,758.670000	11,378.930000	10,842.580000
Oct-2016	10,212.620000	10,800.220000	11,282.920000	10,754.030000
Nov-2016	10,158.490000	10,748.940000	10,814.120000	10,381.580000
Dec-2016	10,332.200000	10,947.330000	10,872.360000	10,485.190000
Jan-2017	10,437.590000	11,106.330000	10,978.400000	10,539.960000
Feb-2017	10,464	11,267.970000	11,146.110000	10,610.710000
Mar-2017	10,478.330000	11,242.820000	11,176.890000	10,633.530000
Apr-2017	10,573.690000	11,372.650000	11,295.020000	10,710.210000
May-2017	10,610.690000	11,471.540000	11,414.750000	10,851.210000
Jun-2017	10,577.800000	11,487.060000	11,407.220000	10,826.710000
Jul-2017	10,650.790000	11,614.270000	11,478.030000	10,898.190000
Aug-2017	10,584.750000	11,609.720000	11,591	10,983.440000
Sep-2017	10,673.660000	11,713.970000	11,490.660000	10,933.600000
Oct-2017	10,729.170000	11,763.450000	11,483.130000	10,947.870000
Nov-2017	10,720.580000	11,733.420000	11,514.500000	10,900.590000
Dec-2017	10,723.800000	11,768.870000	11,636.020000	11,003.940000
Jan-2018	10,823.530000	11,839.460000	11,607.670000	10,899.420000
Feb-2018	10,704.470000	11,738.840000	11,591.240000	10,857.080000
Mar-2018	10,793.320000	11,667.930000	11,715.010000	10,902.390000
Apr-2018	10,805.190000	11,743.850000	11,749.110000	10,864.750000
May-2018	10,817.080000	11,740.590000	11,936.210000	10,987.710000
Jun-2018	10,858.180000	11,787.720000	12,003.940000	11,001.550000
Jul-2018	10,907.040000	11,916.360000	12,068.340000	11,029.750000
Aug-2018	10,943.040000	12,004.240000	12,156.410000	11,050.160000
Sep-2018	11,004.320000	12,071.090000	12,097.990000	10,986.050000
Oct-2018	10,907.480000	11,878.120000	11,951.100000	10,913.970000
Nov-2018	10,749.320000	11,775.930000	11,994.510000	11,027.200000
Dec-2018	10,566.580000	11,523.800000	12,113.710000	11,153.140000
Jan-2019	10,821.240000	12,044.710000	12,184.520000	11,235.110000
Feb-2019	10,983.560000	12,245	12,296.130000	11,294.220000
Mar-2019	10,972.570000	12,360.180000	12,586.720000	11,461.120000
Apr-2019	11,046.090000	12,535.910000	12,654.500000	11,499.390000
May-2019	10,990.860000	12,386.930000	12,869.660000	11,654.070000
Jun-2019	11,163.420000	12,669.240000	12,947.400000	11,704.040000
Jul-2019	11,213.650000	12,740.680000	13,040.390000	11,794.190000
Aug-2019	11,266.360000	12,791.640000	13,328.490000	11,963.320000
Sep-2019	11,277.620000	12,838.230000	13,298.190000	11,886.080000
Oct-2019	11,208.830000	12,873.680000	13,319.240000	11,903.750000
Nov-2019	11,214.430000	12,915.710000	13,362	11,923.820000
Dec-2019	11,391.620000	13,173.930000	13,436.360000	11,962.830000
Jan-2020	11,374.530000	13,177.440000	13,724.760000	12,157.610000
Feb-2020	11,186.850000	12,991.620000	13,999.690000	12,304.380000
Mar-2020	9,984.270000	11,502.830000	12,725.130000	11,893.800000
Apr-2020	10,432.560000	12,021.080000	12,374.470000	11,753.840000
May-2020	10,714.240000	12,550.660000	12,812.900000	12,104.960000
Jun-2020	10,943.520000	12,673.510000	13,279.980000	12,198.980000
Jul-2020	11,294.810000	13,267.660000	13,589.660000	12,370.660000
Aug-2020	11,500.380000	13,393.790000	13,631.770000	12,340.610000
Sep-2020	11,545.230000	13,256.020000	13,638.650000	12,343.360000
Oct-2020	11,613.350000	13,323.340000	13,663.970000	12,325.910000
Nov-2020	11,908.320000	13,850.410000	13,968.080000	12,482.290000
Dec-2020	12,100.050000	14,111.090000	14,210.160000	12,555.390000
Jan-2021	12,089.160000	14,157.770000	14,474.540000	12,626.080000
Feb-2021	11,994.860000	14,209.780000	14,318.090000	12,454.460000
Mar-2021	11,972.070000	14,231.040000	14,431.600000	12,522.970000
Apr-2021	12,012.780000	14,385.610000	14,623.870000	12,623.640000
May-2021	12,081.250000	14,428.160000	14,785.470000	12,674.430000
Jun-2021	12,299.920000	14,621.440000	14,941.850000	12,710.910000
Jul-2021	12,328.210000	14,677.130000	15,095.980000	12,799.790000
Aug-2021	12,372.590000	14,752.530000	15,060.760000	12,765.260000
Sep-2021	12,388.680000	14,750.910000	14,924.650000	12,678.250000
Oct-2021	12,335.410000	14,725.650000	14,876.560000	12,665.810000
Nov-2021	12,226.850000	14,582.440000	15,067.460000	12,759.170000
Dec-2021	12,393.140000	14,855.780000	15,113.060000	12,777.500000
Jan-2022	12,132.880000	14,449.570000	14,695.740000	12,472.440000
Feb-2022	11,969.090000	14,301.220000	14,579.210000	12,408.580000
Mar-2022	11,807.510000	14,137.260000	14,071.570000	12,070.820000
Apr-2022	11,487.520000	13,634.560000	13,549.870000	11,744
May-2022	11,494.420000	13,667.990000	13,767.100000	11,917.460000
Jun-2022	10,857.630000	12,747.730000	13,282.230000	11,705.750000
Jul-2022	11,332.100000	13,500.270000	13,817.870000	12,008.460000
Aug-2022	11,173.450000	13,189.170000	13,493.410000	11,733.740000
Sep-2022	10,801.380000	12,665.310000	12,669.740000	11,307.780000
Oct-2022	11,083.290000	12,994.450000	12,434.130000	11,227.060000
Nov-2022	11,249.540000	13,276.490000	13,182.190000	11,746.650000
Dec-2022	11,231.540000	13,193.630000	13,150.820000	11,749.390000
Jan-2023	11,559.510000	13,695.940000	13,721.620000	12,080.880000
Feb-2023	11,395.360000	13,519.880000	13,328.020000	11,799.560000
Mar-2023	11,568.570000	13,664.390000	13,532.670000	12,044.870000
Apr-2023	11,639.140000	13,800.840000	13,611.250000	12,030.200000
May-2023	11,566.980000	13,674.380000	13,544.120000	11,940.040000
Jun-2023	11,682.650000	13,903.190000	13,764.670000	12,045.990000
Jul-2023	11,799.470000	14,095.010000	13,816.320000	12,076.470000
Aug-2023	11,828.970000	14,134.050000	13,660.350000	11,943.560000
Sep-2023	11,695.300000	13,966.840000	13,200.930000	11,623.920000
Oct-2023	11,577.180000	13,804.190000	12,907.140000	11,492.220000
Nov-2023	11,965.020000	14,429.580000	13,860.680000	12,170.250000
Dec-2023	12,172.010000	14,967.520000	14,309.080000	12,458.120000
Jan-2024	12,282.780000	14,966.920000	14,380.390000	12,439.070000
Feb-2024	12,489.130000	15,010.660000	14,486.400000	12,448.630000
Mar-2024	12,677.710000	15,188.230000	14,588.750000	12,446.640000
Apr-2024	12,592.770000	15,045.460000	14,404.950000	12,313.240000
May-2024	12,782.920000	15,210.760000	14,485.710000	12,283.400000
Jun-2024	13,143.400000	15,354.400000	14,787.600000	12,479.310000
Jul-2024	13,322.150000	15,652.910000	14,941.920000	12,586.910000
Aug-2024	13,464.700000	15,908.240000	15,086.090000	12,690.160000
Sep-2024	13,681.480000	16,165.620000	15,289.520000	12,817.790000
Oct-2024	13,479	16,078	15,093	12,651

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C - without sales charge	16.44%	3.75%	3.03%
Class C - with sales charge	15.44%	3.75%	3.03%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.86%
S&P Municipal Yield Index	16.94%	2.53%	4.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 4,237,049,109
Holdings Count | Holding	1,182
Advisory Fees Paid, Amount	$ 5,268,220
InvestmentCompanyPortfolioTurnover	136.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,237,049,109 Number of Portfolio Holdings1,182 Portfolio Turnover Rate136.03% Net Investment Advisory Fees (net of waivers and reimbursements)$5,268,220
Holdings [Text Block]
Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Effective December 27, 2023, The Fund changed name from First Eagle High Income Fund to First Eagle High Yield Municipal Fund. The Fund also changed its investment objectives, principal investment strategies, and principal risks accordingly.

The Adviser has contractually agreed to waive its management fee for the period from November 1, 2023 through April 30, 2024.

Prior to December 27, 2023, the Fund paid the Adviser an administrative fee at an annual rate of 0.05% of the Fund’s average daily net assets. Effective December 27, 2023, the Fund reimbursed the Adviser administrative costs not exceeding 0.05% of the Fund's average daily net assets.

C000108222
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class I
Trading Symbol	FEHIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$63	0.57%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle High Yield Municipal Fund (Class I) | $1,491,529	Bloomberg U.S. Corporate High Yield Index | $1,607,824	S&P Municipal Yield Index | $1,509,348	S&P Municipal Bond Index | $1,265,053
Oct-2014	1,000,000	1,000,000	1,000,000	1,000,000
Nov-2014	990,700	992,715.860000	1,006,535.290000	1,001,688.800000
Dec-2014	969,697.160000	978,344.660000	1,013,598.380000	1,007,074.720000
Jan-2015	969,697.160000	984,808.480000	1,030,956.630000	1,024,190.970000
Feb-2015	994,230.500000	1,008,542.410000	1,025,714.170000	1,014,788.440000
Mar-2015	991,943.770000	1,003,022.830000	1,026,200.460000	1,017,298.830000
Apr-2015	1,012,477	1,015,125.730000	1,021,859.410000	1,012,688.850000
May-2015	1,019,463.100000	1,018,207.150000	1,025,358.340000	1,010,543.610000
Jun-2015	1,006,617.860000	1,003,050.120000	1,009,209.890000	1,007,166
Jul-2015	990,511.970000	997,209.390000	1,013,894.900000	1,014,286.370000
Aug-2015	969,215.970000	979,837.780000	1,018,840.850000	1,016,888.040000
Sep-2015	947,699.370000	954,341.430000	1,032,925.520000	1,024,419.190000
Oct-2015	960,398.540000	980,577.320000	1,041,589.820000	1,028,755.310000
Nov-2015	945,320.290000	958,780.540000	1,046,523.900000	1,033,182.710000
Dec-2015	901,551.960000	934,632.550000	1,053,788.630000	1,040,485.650000
Jan-2016	868,104.380000	919,612.070000	1,060,958.470000	1,051,485.690000
Feb-2016	862,982.560000	924,868.270000	1,067,440.390000	1,053,128.850000
Mar-2016	915,710.800000	965,972.480000	1,077,753.330000	1,057,510.610000
Apr-2016	959,481.780000	1,003,791.090000	1,086,542.170000	1,064,950.480000
May-2016	970,707.710000	1,009,989.350000	1,097,471.880000	1,068,282.440000
Jun-2016	980,511.860000	1,019,284.690000	1,125,564.130000	1,085,763.840000
Jul-2016	998,063.020000	1,046,845.100000	1,129,667.960000	1,085,900.770000
Aug-2016	1,017,525.250000	1,068,744.330000	1,135,633.930000	1,088,365.510000
Sep-2016	1,028,718.030000	1,075,867.480000	1,137,893.410000	1,084,257.610000
Oct-2016	1,042,502.850000	1,080,021.700000	1,128,292.110000	1,075,402.800000
Nov-2016	1,037,811.590000	1,074,894.470000	1,081,412.380000	1,038,157.830000
Dec-2016	1,056,492.200000	1,094,732.710000	1,087,236.020000	1,048,518.870000
Jan-2017	1,068,219.260000	1,110,632.750000	1,097,839.560000	1,053,996.070000
Feb-2017	1,071,744	1,126,796.950000	1,114,610.700000	1,061,070.790000
Mar-2017	1,074,209.400000	1,124,282.240000	1,117,688.570000	1,063,352.960000
Apr-2017	1,084,951.490000	1,137,264.760000	1,129,501.910000	1,071,021.040000
May-2017	1,090,918.720000	1,147,154.410000	1,141,475.360000	1,085,121.430000
Jun-2017	1,087,209.600000	1,148,705.810000	1,140,722.200000	1,082,670.820000
Jul-2017	1,095,689.830000	1,161,427.480000	1,147,803.090000	1,089,819.110000
Aug-2017	1,089,882.680000	1,160,972.470000	1,159,100.480000	1,098,344.430000
Sep-2017	1,099,909.600000	1,171,397.110000	1,149,066.260000	1,093,360.150000
Oct-2017	1,106,619.050000	1,176,344.530000	1,148,313.100000	1,094,787.420000
Nov-2017	1,106,619.050000	1,173,341.610000	1,151,450.280000	1,090,059.010000
Dec-2017	1,107,946.990000	1,176,887.340000	1,163,601.640000	1,100,394.080000
Jan-2018	1,119,248.050000	1,183,945.720000	1,160,766.920000	1,089,941.540000
Feb-2018	1,107,831.720000	1,173,883.850000	1,159,124.200000	1,085,707.880000
Mar-2018	1,118,023.770000	1,166,793.220000	1,171,500.920000	1,090,238.750000
Apr-2018	1,120,148.020000	1,174,384.810000	1,174,910.900000	1,086,475.370000
May-2018	1,123,620.470000	1,174,059.270000	1,193,621.270000	1,098,770.870000
Jun-2018	1,127,553.150000	1,178,772.060000	1,200,393.780000	1,100,154.660000
Jul-2018	1,133,529.180000	1,191,636.470000	1,206,834.180000	1,102,974.560000
Aug-2018	1,138,290	1,200,424.450000	1,215,640.810000	1,105,015.970000
Sep-2018	1,145,575.060000	1,207,109.310000	1,209,799.380000	1,098,605.350000
Oct-2018	1,136,525.010000	1,187,811.760000	1,195,109.800000	1,091,396.800000
Nov-2018	1,120,954.620000	1,177,592.650000	1,199,450.850000	1,102,719.650000
Dec-2018	1,102,795.160000	1,152,380.100000	1,211,370.930000	1,115,313.670000
Jan-2019	1,130,254.760000	1,204,471.030000	1,218,451.820000	1,123,511.070000
Feb-2019	1,148,112.780000	1,224,500.500000	1,229,612.810000	1,129,422.220000
Mar-2019	1,147,997.970000	1,236,017.610000	1,258,671.720000	1,146,112.390000
Apr-2019	1,156,722.750000	1,253,591.130000	1,265,450.150000	1,149,939.110000
May-2019	1,151,980.190000	1,238,693.080000	1,286,965.600000	1,165,407.120000
Jun-2019	1,171,103.060000	1,266,924.300000	1,294,740.340000	1,170,403.950000
Jul-2019	1,177,427.020000	1,274,067.710000	1,304,039.190000	1,179,418.560000
Aug-2019	1,184,020.610000	1,279,164.340000	1,332,849.020000	1,196,332.360000
Sep-2019	1,186,151.850000	1,283,822.890000	1,329,818.590000	1,188,607.580000
Oct-2019	1,179,983.860000	1,287,368.400000	1,331,923.880000	1,190,375.010000
Nov-2019	1,182,933.820000	1,291,571.250000	1,336,199.690000	1,192,381.940000
Dec-2019	1,201,269.290000	1,317,393.460000	1,343,636.400000	1,196,283.280000
Jan-2020	1,200,548.530000	1,317,743.800000	1,372,475.880000	1,215,761.300000
Feb-2020	1,181,699.920000	1,299,162.150000	1,399,969.160000	1,230,438.460000
Mar-2020	1,055,848.880000	1,150,283.220000	1,272,513.240000	1,189,380.390000
Apr-2020	1,104,101.170000	1,202,107.960000	1,237,446.850000	1,175,383.840000
May-2020	1,134,905.590000	1,255,065.920000	1,281,290.220000	1,210,495.740000
Jun-2020	1,160,213.990000	1,267,350.900000	1,327,997.960000	1,219,898.480000
Jul-2020	1,198,385.030000	1,326,766.050000	1,358,966.450000	1,237,065.900000
Aug-2020	1,222,592.400000	1,339,378.680000	1,363,177.030000	1,234,061.120000
Sep-2020	1,226,993.740000	1,325,602.400000	1,363,864.950000	1,234,335.520000
Oct-2020	1,235,337.290000	1,332,333.580000	1,366,397.230000	1,232,591.490000
Nov-2020	1,267,703.130000	1,385,041.130000	1,396,808.270000	1,248,229.440000
Dec-2020	1,289,254.090000	1,411,109.420000	1,421,016.110000	1,255,538.900000
Jan-2021	1,289,125.160000	1,415,776.750000	1,447,453.790000	1,262,607.700000
Feb-2021	1,280,230.200000	1,420,978.140000	1,431,809.420000	1,245,446.370000
Mar-2021	1,280,358.220000	1,423,103.520000	1,443,160.190000	1,252,296.930000
Apr-2021	1,284,327.330000	1,438,561.100000	1,462,386.510000	1,262,363.750000
May-2021	1,292,675.460000	1,442,816.060000	1,478,546.820000	1,267,442.900000
Jun-2021	1,317,107.020000	1,462,143.820000	1,494,185.260000	1,271,090.710000
Jul-2021	1,322,770.580000	1,467,712.730000	1,509,598.340000	1,279,979.300000
Aug-2021	1,327,135.730000	1,475,252.710000	1,506,075.690000	1,276,526.340000
Sep-2021	1,329,922.710000	1,475,091.430000	1,492,465.440000	1,267,825.220000
Oct-2021	1,325,400.970000	1,472,565.460000	1,487,655.900000	1,266,580.800000
Nov-2021	1,314,930.310000	1,458,244.350000	1,506,745.820000	1,275,917.350000
Dec-2021	1,333,996.800000	1,485,577.990000	1,511,306.290000	1,277,750.240000
Jan-2022	1,307,183.460000	1,444,957.230000	1,469,574.140000	1,247,244
Feb-2022	1,290,451.510000	1,430,121.520000	1,457,920.930000	1,240,857.530000
Mar-2022	1,274,191.820000	1,413,726.130000	1,407,156.800000	1,207,081.940000
Apr-2022	1,240,808	1,363,456.100000	1,354,987.160000	1,174,400.190000
May-2022	1,242,545.130000	1,366,798.740000	1,376,710.180000	1,191,745.930000
Jun-2022	1,174,702.160000	1,274,772.660000	1,328,223.310000	1,170,575.150000
Jul-2022	1,226,858.940000	1,350,027.040000	1,381,786.590000	1,200,845.870000
Aug-2022	1,210,664.400000	1,318,917.320000	1,349,341.430000	1,173,374.210000
Sep-2022	1,171,317.810000	1,266,530.590000	1,266,974.260000	1,130,778.310000
Oct-2022	1,202,826.260000	1,299,444.850000	1,243,412.820000	1,122,705.620000
Nov-2022	1,221,830.910000	1,327,649.460000	1,318,218.750000	1,174,664.590000
Dec-2022	1,220,975.630000	1,319,363.350000	1,315,081.570000	1,174,939.030000
Jan-2023	1,257,727	1,369,594.310000	1,372,161.570000	1,208,088.040000
Feb-2023	1,240,873.460000	1,351,987.580000	1,332,801.580000	1,179,956.120000
Mar-2023	1,260,727.430000	1,366,439.320000	1,353,267.350000	1,204,486.780000
Apr-2023	1,269,426.450000	1,380,084.330000	1,361,125.110000	1,203,020.490000
May-2023	1,262,571.550000	1,367,437.810000	1,354,411.910000	1,194,004.440000
Jun-2023	1,276,207.320000	1,390,318.590000	1,376,467.030000	1,204,599
Jul-2023	1,289,990.360000	1,409,501.210000	1,381,632.400000	1,207,647.370000
Aug-2023	1,294,247.330000	1,413,405.220000	1,366,035.480000	1,194,355.510000
Sep-2023	1,280,657.730000	1,396,683.990000	1,320,092.750000	1,162,392.440000
Oct-2023	1,268,747.610000	1,380,419.170000	1,290,713.600000	1,149,221.630000
Nov-2023	1,312,265.660000	1,442,958.120000	1,386,068.330000	1,217,024.980000
Dec-2023	1,336,017.670000	1,496,751.680000	1,430,908	1,245,812.040000
Jan-2024	1,348,977.040000	1,496,692.220000	1,438,038.960000	1,243,906.750000
Feb-2024	1,372,584.140000	1,501,065.710000	1,448,640.340000	1,244,863
Mar-2024	1,394,545.480000	1,518,823.390000	1,458,875.380000	1,244,664.130000
Apr-2024	1,386,317.660000	1,504,545.980000	1,440,494.670000	1,231,324.150000
May-2024	1,408,498.750000	1,521,075.500000	1,448,570.710000	1,228,340.440000
Jun-2024	1,449,345.210000	1,535,440.440000	1,478,759.610000	1,247,931.180000
Jul-2024	1,470,215.780000	1,565,290.970000	1,494,191.760000	1,258,691.280000
Aug-2024	1,487,270.280000	1,590,823.700000	1,508,609.440000	1,269,016.440000
Sep-2024	1,512,553.880000	1,616,561.730000	1,528,951.590000	1,281,778.730000
Oct-2024	1,491,529	1,607,824	1,509,348	1,265,053

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class I	17.55%	4.80%	4.08%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.86%
S&P Municipal Yield Index	16.94%	2.53%	4.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 4,237,049,109
Holdings Count | Holding	1,182
Advisory Fees Paid, Amount	$ 5,268,220
InvestmentCompanyPortfolioTurnover	136.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,237,049,109 Number of Portfolio Holdings1,182 Portfolio Turnover Rate136.03% Net Investment Advisory Fees (net of waivers and reimbursements)$5,268,220
Holdings [Text Block]
Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Effective December 27, 2023, The Fund changed name from First Eagle High Income Fund to First Eagle High Yield Municipal Fund. The Fund also changed its investment objectives, principal investment strategies, and principal risks accordingly.

The Adviser has contractually agreed to waive its management fee for the period from November 1, 2023 through April 30, 2024.

Prior to December 27, 2023, the Fund paid the Adviser an administrative fee at an annual rate of 0.05% of the Fund’s average daily net assets. Effective December 27, 2023, the Fund reimbursed the Adviser administrative costs not exceeding 0.05% of the Fund's average daily net assets.

C000179786
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	FEHRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle High Yield Municipal Fund (Class R6) | $13,946	Bloomberg U.S. Corporate High Yield Index | $14,269	S&P Municipal Yield Index | $13,541	S&P Municipal Bond Index | $11,922
Mar-2017	10,011	9,977.680000	10,027.610000	10,021.510000
Apr-2017	10,100.100000	10,092.900000	10,133.600000	10,093.780000
May-2017	10,155.650000	10,180.670000	10,241.020000	10,226.660000
Jun-2017	10,122.130000	10,194.430000	10,234.270000	10,203.570000
Jul-2017	10,201.090000	10,307.340000	10,297.790000	10,270.940000
Aug-2017	10,158.240000	10,303.300000	10,399.150000	10,351.280000
Sep-2017	10,251.700000	10,395.810000	10,309.130000	10,304.310000
Oct-2017	10,299.880000	10,439.720000	10,302.370000	10,317.760000
Nov-2017	10,299.880000	10,413.070000	10,330.520000	10,273.200000
Dec-2017	10,323.570000	10,444.540000	10,439.530000	10,370.600000
Jan-2018	10,428.870000	10,507.180000	10,414.100000	10,272.090000
Feb-2018	10,322.500000	10,417.880000	10,399.360000	10,232.190000
Mar-2018	10,405.080000	10,354.960000	10,510.400000	10,274.890000
Apr-2018	10,424.850000	10,422.330000	10,541	10,239.420000
May-2018	10,456.120000	10,419.440000	10,708.860000	10,355.300000
Jun-2018	10,494.810000	10,461.260000	10,769.620000	10,368.340000
Jul-2018	10,549.380000	10,575.430000	10,827.410000	10,394.920000
Aug-2018	10,604.240000	10,653.420000	10,906.420000	10,414.160000
Sep-2018	10,659.380000	10,712.750000	10,854.010000	10,353.740000
Oct-2018	10,586.900000	10,541.490000	10,722.220000	10,285.810000
Nov-2018	10,431.270000	10,450.800000	10,761.160000	10,392.520000
Dec-2018	10,263.330000	10,227.040000	10,868.110000	10,511.210000
Jan-2019	10,518.880000	10,689.340000	10,931.640000	10,588.460000
Feb-2019	10,685.080000	10,867.090000	11,031.770000	10,644.170000
Mar-2019	10,684.010000	10,969.300000	11,292.480000	10,801.470000
Apr-2019	10,765.210000	11,125.260000	11,353.290000	10,837.530000
May-2019	10,722.150000	10,993.050000	11,546.320000	10,983.310000
Jun-2019	10,900.140000	11,243.590000	11,616.080000	11,030.400000
Jul-2019	10,959	11,306.990000	11,699.500000	11,115.360000
Aug-2019	11,021.470000	11,352.220000	11,957.980000	11,274.760000
Sep-2019	11,042.410000	11,393.560000	11,930.790000	11,201.960000
Oct-2019	10,984.990000	11,425.030000	11,949.680000	11,218.620000
Nov-2019	11,012.450000	11,462.320000	11,988.040000	11,237.530000
Dec-2019	11,183.140000	11,691.490000	12,054.760000	11,274.300000
Jan-2020	11,176.430000	11,694.600000	12,313.500000	11,457.870000
Feb-2020	11,000.960000	11,529.690000	12,560.160000	11,596.200000
Mar-2020	9,829.360000	10,208.430000	11,416.660000	11,209.250000
Apr-2020	10,279.540000	10,668.360000	11,102.050000	11,077.340000
May-2020	10,566.340000	11,138.350000	11,495.410000	11,408.250000
Jun-2020	10,801.970000	11,247.380000	11,914.460000	11,496.860000
Jul-2020	11,158.440000	11,774.670000	12,192.300000	11,658.660000
Aug-2020	11,380.490000	11,886.600000	12,230.070000	11,630.340000
Sep-2020	11,419.180000	11,764.340000	12,236.240000	11,632.920000
Oct-2020	11,494.550000	11,824.080000	12,258.960000	11,616.490000
Nov-2020	11,796.860000	12,291.840000	12,531.800000	11,763.870000
Dec-2020	11,997.400000	12,523.190000	12,748.990000	11,832.750000
Jan-2021	11,997.400000	12,564.610000	12,986.180000	11,899.370000
Feb-2021	11,914.620000	12,610.770000	12,845.830000	11,737.640000
Mar-2021	11,915.810000	12,629.640000	12,947.660000	11,802.200000
Apr-2021	11,952.750000	12,766.820000	13,120.150000	11,897.070000
May-2021	12,031.640000	12,804.580000	13,265.140000	11,944.940000
Jun-2021	12,260.240000	12,976.110000	13,405.450000	11,979.320000
Jul-2021	12,312.960000	13,025.530000	13,543.730000	12,063.090000
Aug-2021	12,354.820000	13,092.440000	13,512.120000	12,030.550000
Sep-2021	12,382.010000	13,091.010000	13,390.020000	11,948.550000
Oct-2021	12,341.140000	13,068.600000	13,346.870000	11,936.820000
Nov-2021	12,244.880000	12,941.500000	13,518.140000	12,024.810000
Dec-2021	12,423.660000	13,184.080000	13,559.050000	12,042.080000
Jan-2022	12,175.190000	12,823.580000	13,184.640000	11,754.580000
Feb-2022	12,020.560000	12,691.920000	13,080.090000	11,694.390000
Mar-2022	11,870.300000	12,546.410000	12,624.650000	11,376.070000
Apr-2022	11,560.490000	12,100.280000	12,156.600000	11,068.070000
May-2022	11,577.830000	12,129.950000	12,351.490000	11,231.540000
Jun-2022	10,946.840000	11,313.240000	11,916.480000	11,032.020000
Jul-2022	11,433.970000	11,981.100000	12,397.030000	11,317.300000
Aug-2022	11,284.190000	11,705.010000	12,105.940000	11,058.400000
Sep-2022	10,918.580000	11,240.100000	11,366.970000	10,656.950000
Oct-2022	11,211.200000	11,532.200000	11,155.580000	10,580.870000
Nov-2022	11,389.460000	11,782.510000	11,826.720000	11,070.560000
Dec-2022	11,381.480000	11,708.970000	11,798.570000	11,073.140000
Jan-2023	11,724.070000	12,154.760000	12,310.680000	11,385.560000
Feb-2023	11,566.960000	11,998.500000	11,957.550000	11,120.430000
Mar-2023	11,752.030000	12,126.760000	12,141.170000	11,351.620000
Apr-2023	11,833.120000	12,247.850000	12,211.660000	11,337.800000
May-2023	11,769.220000	12,135.620000	12,151.430000	11,252.830000
Jun-2023	11,879.860000	12,338.680000	12,349.310000	11,352.670000
Jul-2023	12,023.600000	12,508.920000	12,395.650000	11,381.400000
Aug-2023	12,063.280000	12,543.570000	12,255.720000	11,256.130000
Sep-2023	11,936.620000	12,395.170000	11,843.530000	10,954.900000
Oct-2023	11,825.600000	12,250.820000	11,579.950000	10,830.770000
Nov-2023	12,232.410000	12,805.840000	12,435.450000	11,469.780000
Dec-2023	12,456.260000	13,283.240000	12,837.740000	11,741.080000
Jan-2024	12,577.080000	13,282.710000	12,901.710000	11,723.130000
Feb-2024	12,831.140000	13,321.530000	12,996.830000	11,732.140000
Mar-2024	13,023.610000	13,479.120000	13,088.650000	11,730.260000
Apr-2024	12,963.700000	13,352.410000	12,923.750000	11,604.540000
May-2024	13,171.120000	13,499.110000	12,996.200000	11,576.420000
Jun-2024	13,553.080000	13,626.590000	13,267.050000	11,761.050000
Jul-2024	13,748.250000	13,891.510000	13,405.500000	11,862.460000
Aug-2024	13,907.730000	14,118.100000	13,534.860000	11,959.770000
Sep-2024	14,151.110000	14,346.520000	13,717.360000	12,080.050000
Oct-2024	13,946	14,269	13,541	11,922

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception (3/1/17)
Class R6	17.89%	4.88%	4.42%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	4.70%
S&P Municipal Yield Index	16.94%	2.53%	4.04%
S&P Municipal Bond Index	10.08%	1.22%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 4,237,049,109
Holdings Count | Holding	1,182
Advisory Fees Paid, Amount	$ 5,268,220
InvestmentCompanyPortfolioTurnover	136.03%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,237,049,109 Number of Portfolio Holdings1,182 Portfolio Turnover Rate136.03% Net Investment Advisory Fees (net of waivers and reimbursements)$5,268,220
Holdings [Text Block]
Value	Value
Municipal Bonds	100.0%Footnote Reference1
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

Effective December 27, 2023, The Fund changed name from First Eagle High Income Fund to First Eagle High Yield Municipal Fund. The Fund also changed its investment objectives, principal investment strategies, and principal risks accordingly.

The Adviser has contractually agreed to waive its management fee for the period from November 1, 2023 through April 30, 2024.

Prior to December 27, 2023, the Fund paid the Adviser an administrative fee at an annual rate of 0.05% of the Fund’s average daily net assets. Effective December 27, 2023, the Fund reimbursed the Adviser administrative costs not exceeding 0.05% of the Fund's average daily net assets.

C000247344
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class A
Trading Symbol	FDUAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the period January 2, 2024 to October 31, 2024?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$37Footnote Reference1	0.43%Footnote Reference2
Footnote	Description
Footnote[1]	The cost of a $10,000 investment is based on the period January 2, 2024 to October 31, 2024. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.43%
Expenses Short Period Footnote [Text Block]	The cost of a $10,000 investment is based on the period January 2, 2024 to October 31, 2024. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Short Duration High Yield Municipal Fund (Class A) | $10,289	S&P Municipal Bond Index | $10,170	S&P Short Duration Municipal Yield Index | $10,352
Jan-2024	9,750	10,000	10,000
Feb-2024	9,789	10,007.690000	10,041.700000
Mar-2024	9,839.900000	10,006.090000	10,093.850000
Apr-2024	9,865.490000	9,898.850000	10,041.410000
May-2024	9,920.730000	9,874.860000	10,043.340000
Jun-2024	10,064.580000	10,032.350000	10,154.200000
Jul-2024	10,170.260000	10,118.860000	10,236.050000
Aug-2024	10,267.900000	10,201.860000	10,335.330000
Sep-2024	10,349.010000	10,304.460000	10,424.830000
Oct-2024	10,289	10,170	10,352

Average Annual Return [Table Text Block]
Class/Index Name	Since Inception (1/2/24)
Class A - without sales charge	6.30%
Class A - with sales charge	3.60%
S&P Municipal Bond Index	1.54%
S&P Short Duration Municipal Yield Index	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 160,676,830
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	202.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$160,676,830
  Number of Portfolio Holdings201
  Portfolio Turnover Rate202.33%Footnote Reference1
  Net Investment Advisory Fees (net of waivers and reimbursements)$-
Footnote	Description
Footnote[1]	Not annualized.

Holdings [Text Block]
Value	Value
Municipal Bonds	99.9%
Short-Term Investments	0.1%Footnote Reference1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 2, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

The Fund incepted on January 2, 2024. The Adviser has contractually agreed to waive its management fee for the period from May 1, 2024 through October 31, 2024.

C000247345
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class I
Trading Symbol	FDUIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the period January 2, 2024 to October 31, 2024?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$19Footnote Reference1	0.22%Footnote Reference2
Footnote	Description
Footnote[1]	The cost of a $10,000 investment is based on the period January 2, 2024 to October 31, 2024. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.22%
Expenses Short Period Footnote [Text Block]	The cost of a $10,000 investment is based on the period January 2, 2024 to October 31, 2024. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Short Duration High Yield Municipal Fund (Class I) | $1,057,064	S&P Municipal Bond Index | $1,017,000	S&P Short Duration Municipal Yield Index | $1,035,155
Jan-2024	1,000,000	1,000,000	1,000,000
Feb-2024	1,003,700	1,000,768.750000	1,004,169.840000
Mar-2024	1,009,722.200000	1,000,608.870000	1,009,385.320000
Apr-2024	1,012,549.420000	989,884.610000	1,004,140.930000
May-2024	1,018,422.210000	987,485.950000	1,004,333.800000
Jun-2024	1,033,393.020000	1,003,235.320000	1,015,419.670000
Jul-2024	1,043,416.930000	1,011,885.560000	1,023,604.870000
Aug-2024	1,054,581.490000	1,020,186.150000	1,033,533.380000
Sep-2024	1,063,123.600000	1,030,445.990000	1,042,483.030000
Oct-2024	1,057,064	1,017,000	1,035,155

Average Annual Return [Table Text Block]
Class/Index Name	Since Inception (1/2/24)
Class I	6.56%
S&P Municipal Bond Index	1.54%
S&P Short Duration Municipal Yield Index	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 160,676,830
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	202.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$160,676,830
  Number of Portfolio Holdings201
  Portfolio Turnover Rate202.33%Footnote Reference1
  Net Investment Advisory Fees (net of waivers and reimbursements)$-
Footnote	Description
Footnote[1]	Not annualized.

Holdings [Text Block]
Value	Value
Municipal Bonds	99.9%
Short-Term Investments	0.1%Footnote Reference1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 2, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

The Fund incepted on January 2, 2024. The Adviser has contractually agreed to waive its management fee for the period from May 1, 2024 through October 31, 2024.

C000247343
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	FDURX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the period January 2, 2024 to October 31, 2024?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$28Footnote Reference1	0.32%Footnote Reference2
Footnote	Description
Footnote[1]	The cost of a $10,000 investment is based on the period January 2, 2024 to October 31, 2024. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.32%
Expenses Short Period Footnote [Text Block]	The cost of a $10,000 investment is based on the period January 2, 2024 to October 31, 2024. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Short Duration High Yield Municipal Fund (Class R6) | $10,574	S&P Municipal Bond Index | $10,170	S&P Short Duration Municipal Yield Index | $10,352
Jan-2024	10,000	10,000	10,000
Feb-2024	10,042	10,007.690000	10,041.700000
Mar-2024	10,096.230000	10,006.090000	10,093.850000
Apr-2024	10,124.500000	9,898.850000	10,041.410000
May-2024	10,184.230000	9,874.860000	10,043.340000
Jun-2024	10,333.940000	10,032.350000	10,154.200000
Jul-2024	10,445.550000	10,118.860000	10,236.050000
Aug-2024	10,547.910000	10,201.860000	10,335.330000
Sep-2024	10,643.900000	10,304.460000	10,424.830000
Oct-2024	10,574	10,170	10,352

Average Annual Return [Table Text Block]
Class/Index Name	Since Inception (1/2/24)
Class R6	6.54%
S&P Municipal Bond Index	1.54%
S&P Short Duration Municipal Yield Index	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 160,676,830
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	202.33%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Net Assets$160,676,830
  Number of Portfolio Holdings201
  Portfolio Turnover Rate202.33%Footnote Reference1
  Net Investment Advisory Fees (net of waivers and reimbursements)$-
Footnote	Description
Footnote[1]	Not annualized.

Holdings [Text Block]
Value	Value
Municipal Bonds	99.9%
Short-Term Investments	0.1%Footnote Reference1

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 2, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.firsteagle.com or upon request at 800.334.2143.

The Fund incepted on January 2, 2024. The Adviser has contractually agreed to waive its management fee for the period from May 1, 2024 through October 31, 2024.